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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                      	Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer America Income VCT Portfolio
         Schedule of Investments  3/31/06 (unaudited)

Principal
Amount ($)                                                  Value
         COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7 %
         Government - 1.7 %
223,769  Federal Home Loan Bank, 4.75%, 10/25/10       $  220,413
124,371  Federal Home Loan Bank, 5.0%, 1/15/16            123,270
350,000  Federal Home Loan Bank, 5.5%, 7/15/28            347,547
                                                       $  691,230
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS     $  691,230
         (Cost   $709,671)

         CORPORATE BONDS - 0.6 %
         Diversified Financials - 0.6 %
         Specialized Finance - 0.6 %
250,000  Private Export Funding, 3.375%, 2/15/09       $  238,794
         TOTAL CORPORATE BONDS                         $  238,794
         (Cost   $250,000)

         U.S. GOVERNMENT AGENCY OBLIGATIONS - 97.0 %
         Government - 97.0 %
250,000  Federal Farm Credit Bank, 3.25%, 6/15/07         244,592
250,000  Federal Farm Credit Bank, 4.45%, 6/1/15          236,282
400,000  Federal Farm Credit Bank, 4.9%, 3/17/14          383,894
100,000  Federal Farm Credit Bank, 5.3%, 9/28/15           97,019
100,000  Federal Farm Credit Bank, 5.88%, 9/8/08          101,887
200,000  Federal Farm Credit Bank, 6.38%, 11/27/06        201,549
250,000  Federal Home Loan Bank, 4.0%, 2/12/10            239,600
250,000  Federal Home Loan Bank, 4.25%, 10/10/08          245,579
250,000  Federal Home Loan Bank, 4.25%, 2/16/10           242,065
300,000  Federal Home Loan Bank, 4.43%, 4/7/08            296,374
200,000  Federal Home Loan Bank, 4.5%, 11/15/12           193,104
500,000  Federal Home Loan Bank, 4.75%, 12/10/10          490,876
250,000  Federal Home Loan Mortgage Corp., 4.9%, 11/3/08  247,762
300,000  Federal Home Loan Mortgage Corp., 5.25%, 11/15/  294,911
230,810  Federal Home Loan Mortgage Corp., 5.5%, 9/1/34   225,698
210,319  Federal Home Loan Mortgage Corp., 5.5%, 12/1/34  205,661
66,768   Federal Home Loan Mortgage Corp., 6.0%, 10/1/32   66,872
465,970  Federal Home Loan Mortgage Corp., 6.0%, 11/1/32  466,697
157,341  Federal Home Loan Mortgage Corp., 6.0%, 12/1/32  157,587
181,914  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33   182,199
839,680  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33   840,650
469,753  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34   470,327
65,898   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11    67,173
208,419  Federal Home Loan Mortgage Corp., 6.5%, 7/1/16   212,889
50,791   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29    52,024
30,596   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29    31,340
29,630   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31    30,286
84,999   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31   86,882
37,153   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32    37,976
17,628   Federal Home Loan Mortgage Corp., 6.5%, 3/1/32    18,008
194,103  Federal Home Loan Mortgage Corp., 6.5%, 4/1/32   198,285
65,653   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32    67,067
2,665    Federal Home Loan Mortgage Corp., 7.0%, 4/1/30     2,744
17,509   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31    18,032
2,770    Federal Home Loan Mortgage Corp., 7.0%, 7/1/31     2,856
5,108    Federal Home Loan Mortgage Corp., 7.0%, 9/1/31     5,263
30,790   Federal Home Loan Mortgage Corp., 7.0%, 3/1/32    31,834
32,396   Federal Home Loan Mortgage Corp., 7.0%, 4/1/32    33,365
31,630   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31    33,049
224,091  Federal National Mortgage Association, 4.5%, 4/  214,464
71,152   Federal National Mortgage Association, 5.0%, 3/   70,480
200,721  Federal National Mortgage Association, 5.0%, 7/  195,863
275,989  Federal National Mortgage Association, 5.5%, 3/  274,595
319,950  Federal National Mortgage Association, 5.5%, 4/  318,531
333,714  Federal National Mortgage Association, 5.5%, 4/  332,028
209,968  Federal National Mortgage Association, 5.5%, 6/  206,947
307,224  Federal National Mortgage Association, 5.5%, 11  302,804
205,916  Federal National Mortgage Association, 5.5%, 3/  202,841
66,065   Federal National Mortgage Association, 5.5%, 2/   64,207
158,953  Federal National Mortgage Association, 5.5%, 6/  159,038
298,587  Federal National Mortgage Association, 5.5%, 9/  292,039
349,365  Federal National Mortgage Association, 5.5%, 11  341,703
211,959  Federal National Mortgage Association, 5.5%, 3/  207,202
180,866  Federal National Mortgage Association, 5.5%, 12  176,807
168,086  Federal National Mortgage Association, 6.0%, 12  169,980
30,367   Federal National Mortgage Association, 6.0%, 12   30,408
40,292   Federal National Mortgage Association, 6.0%, 10   40,330
373,074  Federal National Mortgage Association, 6.0%, 11  373,425
417,032  Federal National Mortgage Association, 6.0%, 3/  417,424
101,360  Federal National Mortgage Association, 6.0%, 4/  101,455
104,315  Federal National Mortgage Association, 6.0%, 6/  104,371
141,862  Federal National Mortgage Association, 6.0%, 7/  141,922
129,507  Federal National Mortgage Association, 6.0%, 9/  129,562
36,817   Federal National Mortgage Association, 6.5%, 7/   37,770
91,945   Federal National Mortgage Association, 6.5%, 11   94,272
39,390   Federal National Mortgage Association, 6.5%, 1/   40,382
61,046   Federal National Mortgage Association, 6.5%, 10   62,457
70,432   Federal National Mortgage Association, 6.5%, 1/   72,060
28,954   Federal National Mortgage Association, 6.5%, 2/   29,623
148,455  Federal National Mortgage Association, 6.5%, 3/  151,793
81,594   Federal National Mortgage Association, 6.5%, 4/   83,423
66,892   Federal National Mortgage Association, 6.5%, 7/   68,391
254,422  Federal National Mortgage Association, 6.5%, 8/  260,167
31,075   Federal National Mortgage Association, 6.5%, 9/   31,771
303,594  Federal National Mortgage Association, 6.5%, 7/  309,768
40,394   Federal National Mortgage Association, 7.0%, 9/   41,739
25,261   Federal National Mortgage Association, 7.0%, 8/   26,092
7,605    Federal National Mortgage Association, 7.0%, 1/    7,844
117,890  Federal National Mortgage Association, 7.0%, 9/  121,587
3,908    Federal National Mortgage Association, 7.0%, 5/    4,030
18,654   Federal National Mortgage Association, 7.0%, 7/   19,231
22,355   Federal National Mortgage Association, 7.0%, 1/   23,047
15,138   Federal National Mortgage Association, 7.5%, 2/   15,823
35,720   Federal National Mortgage Association, 9.0%, 4/   37,663
259,280  Government National Mortgage Association, 4.5%,  250,286
355,303  Government National Mortgage Association, 4.5%,  334,746
641,315  Government National Mortgage Association, 4.5%,  603,899
276,524  Government National Mortgage Association, 5.0%,  273,133
202,027  Government National Mortgage Association, 5.0%,  197,999
155,691  Government National Mortgage Association, 5.0%,  152,555
178,415  Government National Mortgage Association, 5.0%,  175,384
93,921   Government National Mortgage Association, 5.0%,   92,326
175,107  Government National Mortgage Association, 5.0%,  169,866
184,901  Government National Mortgage Association, 5.0%,  179,167
261,076  Government National Mortgage Association, 5.5%,  261,300
148,525  Government National Mortgage Association, 5.5%,  148,619
342,870  Government National Mortgage Association, 5.5%,  340,429
176,302  Government National Mortgage Association, 5.5%,  174,694
263,513  Government National Mortgage Association, 5.5%,  261,109
212,387  Government National Mortgage Association, 5.5%,  210,450
182,022  Government National Mortgage Association, 5.5%,  180,361
240,463  Government National Mortgage Association, 5.5%,  233,006
120,646  Government National Mortgage Association, 6.0%,  122,500
100,201  Government National Mortgage Association, 6.0%,  102,049
190,029  Government National Mortgage Association, 6.0%,  193,536
140,584  Government National Mortgage Association, 6.0%,  143,181
352,395  Government National Mortgage Association, 6.0%,  356,995
154,669  Government National Mortgage Association, 6.0%,  156,814
112,860  Government National Mortgage Association, 6.0%,  114,281
287,306  Government National Mortgage Association, 6.0%,  290,923
345,324  Government National Mortgage Association, 6.0%,  350,114
241,599  Government National Mortgage Association, 6.0%,  245,153
321,156  Government National Mortgage Association, 6.0%,  325,160
233,044  Government National Mortgage Association, 6.0%,  235,942
226,864  Government National Mortgage Association, 6.0%,  229,562
287,775  Government National Mortgage Association, 6.0%,  291,314
106,697  Government National Mortgage Association, 6.0%,  107,966
140,556  Government National Mortgage Association, 6.5%,  144,225
17,410   Government National Mortgage Association, 6.5%,   17,864
14,544   Government National Mortgage Association, 6.5%,   15,069
83,128   Government National Mortgage Association, 6.5%,   86,276
35,756   Government National Mortgage Association, 6.5%,   36,733
25,428   Government National Mortgage Association, 6.5%,   26,403
313,399  Government National Mortgage Association, 6.5%,  325,371
8,887    Government National Mortgage Association, 6.5%,    9,228
47,352   Government National Mortgage Association, 6.5%,   49,107
54,113   Government National Mortgage Association, 6.5%,   56,120
85,348   Government National Mortgage Association, 6.5%,   88,512
64,737   Government National Mortgage Association, 6.5%,   67,137
26,128   Government National Mortgage Association, 6.5%,   26,819
89,185   Government National Mortgage Association, 6.5%,   92,492
73,542   Government National Mortgage Association, 6.5%,   76,269
8,993    Government National Mortgage Association, 6.5%,    9,378
54,741   Government National Mortgage Association, 6.5%,   56,764
75,041   Government National Mortgage Association, 6.5%,   77,815
63,630   Government National Mortgage Association, 6.5%,   65,982
96,858   Government National Mortgage Association, 6.5%,  100,405
12,736   Government National Mortgage Association, 7.0%,   13,291
44,377   Government National Mortgage Association, 7.0%,   46,312
15,360   Government National Mortgage Association, 7.0%,   16,037
47,805   Government National Mortgage Association, 7.0%,   49,850
12,309   Government National Mortgage Association, 7.0%,   12,835
18,003   Government National Mortgage Association, 7.0%,   18,773
39,713   Government National Mortgage Association, 7.0%,   41,412
23,089   Government National Mortgage Association, 7.0%,   24,084
32,206   Government National Mortgage Association, 7.0%,   33,594
37,810   Government National Mortgage Association, 7.0%,   39,439
37,480   Government National Mortgage Association, 7.0%,   39,098
4,824    Government National Mortgage Association, 7.0%,    5,032
18,012   Government National Mortgage Association, 7.0%,   18,785
16,335   Government National Mortgage Association, 7.0%,   17,036
21,602   Government National Mortgage Association, 7.0%,   22,530
106,809  Government National Mortgage Association, 7.0%,  111,383
7,093    Government National Mortgage Association, 7.5%,    7,461
1,787    Government National Mortgage Association, 7.5%,    1,881
1,622    Government National Mortgage Association, 7.5%,    1,707
6,065    Government National Mortgage Association, 7.5%,    6,323
1,763    Government National Mortgage Association, 7.5%,    1,850
23,115   Government National Mortgage Association, 7.5%,   24,261
30,988   Government National Mortgage Association, 7.5%,   32,524
13,136   Government National Mortgage Association, 7.5%,   13,778
16,301   Government National Mortgage Association, 7.5%,   17,097
2,152    Government National Mortgage Association, 8.0%,    2,295
102,946  Government National Mortgage Association I, 6.0  104,296
302,014  Government National Mortgage Association II, 5.  296,225
344,886  Government National Mortgage Association II, 5.  343,944
338,799  Government National Mortgage Association II, 5.  334,651
163,342  Government National Mortgage Association II, 5.  161,342
50,813   Government National Mortgage Association II, 6.   51,592
129,129  Government National Mortgage Association II, 6.  131,070
181,279  Government National Mortgage Association II, 6.  182,968
27,174   Government National Mortgage Association II, 6.   27,911
35,943   Government National Mortgage Association II, 7.   37,219
70,054   Government National Mortgage Association II, 7.   72,503
12,940   Government National Mortgage Association II, 7.   13,391
12,000   Tennessee Valley Authority, Variable Rate Note,  285,840
850,000  U.S. Treasury Bonds, 4.0%, 2/15/14               801,457
2,050,000U.S. Treasury Bonds, 6.25%, 8/15/23            2,324,989
400,000  U.S. Treasury Bonds, 7.25%, 5/15/16              473,062
203,848  U.S. Treasury Inflation Protected Security, 1.8  196,044
3,237,850U.S. Treasury Inflation Protected Security, 3.33,432,879
227,816  U.S. Treasury Inflation Protected Security, 3.5  240,817
500,000  U.S. Treasury Notes, 4.0%, 11/15/12              475,899
870,000  U.S. Treasury Notes, 4.25%, 11/15/14             831,529
300,000  U.S. Treasury Notes, 4.25%, 8/15/15              285,785
250,000  U.S. Treasury Notes, 4.5%, 11/15/15              242,598
475,000  U.S. Treasury Notes, 4.75%, 5/15/14              470,844
925,000  U.S. Treasury Notes, 6.375%, 8/15/27           1,081,528
3,800,000U.S. Treasury Notes, 6.5%, 2/15/10             4,020,138
                                                       $39,939,594
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS      $39,939,594
         (Cost   $40,621,630)
         TOTAL INVESTMENT IN SECURITIES - 99.3%        $40,869,618
         (Cost   $40,581,301) (a)
         OTHER ASSETS AND LIABILITIES - 0.7%           $  268,704

         TOTAL NET ASSETS - 100.0%                     $41,138,322

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $40,913,238 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cos$  179,576

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (223,196)

         Net unrealized gain                           $  (43,620)


          Pioneer Balanced VCT Portfolio
          Schedule of Investments  3/31/06 (unaudited)

Shares                                                    Value
          COMMON STOCK - 64.4 %
          Energy - 4.8 %
          Integrated Oil & Gas - 0.6 %
3,900     Exxon Mobil Corp.                             $ 237,354
          Oil & Gas Drilling - 1.9 %
15,000    ENSCO International, Inc.                     $ 771,750
          Oil & Gas Equipment & Services - 2.0 %
13,298    National-Oilwell Varco, Inc. *                $ 852,668
          Oil & Gas Exploration & Production - 0.3 %
2,700     Encana Corp.                                  $ 126,171
          Total Energy                                  $1,987,943

          Materials - 4.3 %
          Gold - 1.9 %
14,900    Newmont Mining Corp.                          $ 773,161
          Industrial Gases - 2.4 %
18,200    Praxair, Inc.                                 $1,003,730
          Total Materials                               $1,776,891

          Capital Goods - 4.4 %
          Aerospace & Defense - 2.8 %
17,200    Northrop Grumman Corp.                        $1,174,588
          Industrial Conglomerates - 1.6 %
8,500     3M Co.                                        $ 643,365
          Total Capital Goods                           $1,817,953

          Commercial Services & Supplies - 0.5 %
          Diversified Commercial Services - 0.5 %
4,600     Cintas Corp. *                                $ 196,052
          Total Commercial Services & Supplies          $ 196,052

          Transportation - 2.1 %
          Air Freight & Couriers - 2.1 %
11,200    United Parcel Service                         $ 889,056
          Total Transportation                          $ 889,056

          Consumer Durables & Apparel - 1.8 %
          Apparel, Accessories & Luxury Goods - 1.8 %
18,100    Liz Claiborne, Inc.                           $ 741,738
          Total Consumer Durables & Apparel             $ 741,738

          Media - 3.4 %
          Broadcasting & Cable Television - 2.0 %
12,459    CBS Corp. (Class B) *                         $ 298,767
21,100    Comcast Corp. * (b)                             551,132
                                                        $ 849,899
          Movies & Entertainment - 1.4 %
14,659    Viacom, Inc. (Class B)                        $ 568,769
          Total Media                                   $1,418,668

          Retailing - 1.4 %
          Apparel Retail - 1.4 %
20,500    Ross Stores, Inc.                             $ 598,395
          Total Retailing                               $ 598,395

          Food & Drug Retailing - 3.3 %
          Drug Retail - 3.1 %
43,400    CVS Corp.                                     $1,296,358
          Hypermarkets & Supercenters - 0.2 %
1,600     Wal-Mart Stores, Inc.                         $  75,584
          Total Food & Drug Retailing                   $1,371,942

          Food, Beverage & Tobacco - 6.4 %
          Brewers - 0.6 %
5,900     Anheuser-Busch Co., Inc.                      $ 252,343
          Packaged Foods & Meats - 1.7 %
10,700    William Wrigley Jr. Co.                       $ 684,800
          Soft Drinks - 4.1 %
10,000    Coca-Cola Co.                                 $ 418,700
22,300    PepsiCo, Inc.                                  1,288,717
                                                        $1,707,417
          Total Food, Beverage & Tobacco                $2,644,560

          Household & Personal Products - 0.8 %
          Personal Products - 0.8 %
9,300     Estee Lauder Co. *                            $ 345,867
          Total Household & Personal Products           $ 345,867

          Health Care Equipment & Services - 3.0 %
          Health Care Distributors - 1.1 %
6,400     Cardinal Health, Inc.                         $ 476,928
          Health Care Equipment - 1.0 %
11,100    Biomet, Inc.                                  $ 394,272
          Managed Health Care - 0.9 %
6,800     United Healthcare Group, Inc. *               $ 379,848
          Total Health Care Equipment & Services        $1,251,048

          Pharmaceuticals & Biotechnology - 6.9 %
          Biotechnology - 2.0 %
11,616    Amgen, Inc. *                                 $ 845,064
          Pharmaceuticals - 4.9 %
4,000     Eli Lilly & Co.                               $ 221,200
20,788    Pfizer, Inc.                                    518,037
10,069    Teva Pharmaceutical Industries, Ltd.            414,641
17,800    Wyeth                                           863,656
                                                        $2,017,534
          Total Pharmaceuticals & Biotechnology         $2,862,598

          Banks - 1.3 %
          Diversified Banks - 1.3 %
11,900    Bank of America Corp.                         $ 541,926
          Total Banks                                   $ 541,926

          Diversified Financials - 3.6 %
          Asset Management & Custody Banks - 1.5 %
17,200    The Bank of New York Co., Inc.                $ 619,888
          Consumer Finance - 1.6 %
12,300    American Express Co.                          $ 646,365
          Investment Banking & Brokerage - 0.5 %
2,900     Merrill Lynch & Co., Inc.                     $ 228,404
          Total Diversified Financials                  $1,494,657

          Insurance - 4.4 %
          Property & Casualty Insurance - 4.4 %
485       Berkshire Hathaway, Inc. (Class B) *          $1,460,820
3,700     Progressive Corp.                               385,762
                                                        $1,846,582
          Total Insurance                               $1,846,582

          Software & Services - 6.7 %
          Data Processing & Outsourced Services - 3.3 %
29,500    First Data Corp.                              $1,381,190
          Systems Software - 3.4 %
52,000    Microsoft Corp.                               $1,414,920
          Total Software & Services                     $2,796,110

          Technology Hardware & Equipment - 3.9 %
          Communications Equipment - 2.5 %
21,900    Cisco Systems, Inc. *                         $ 474,573
10,900    Qualcomm, Inc.                                  551,649
                                                        $1,026,222
          Computer Hardware - 1.4 %
18,122    Hewlett-Packard Co.                           $ 596,214
          Total Technology Hardware & Equipment         $1,622,436

          Semiconductors - 0.4 %
          Semiconductors - 0.4 %
7,800     Intel Corp.                                   $ 150,930
          Total Semiconductors                          $ 150,930

          Telecommunication Services - 1.0 %
          Wireless Telecommunication Services - 1.0 %
20,800    Vodafone Group Plc (A.D.R.)                   $ 434,720
          Total Telecommunication Services              $ 434,720
          TOTAL COMMON STOCK                            $26,790,072
          (Cost   $21,859,232)
Principal
Amount ($)
          ASSET BACKED SECURITIES - 0.6 %
          Diversified Financials - 0.2 %
          Diversified Financial Services - 0.2 %
74,641    PF Export Receivable Master Trust, 6.436%, 6/1$  73,149
          Total Diversified Financials                  $  73,149

          Utilities - 0.4 %
          Electric Utilities - 0.4 %
89,110    FPL Energy America Wind LLC, 6.639%, 6/20/23 ($  90,726
65,325    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)  65,325
                                                        $ 156,051
          Total Utilities                               $ 156,051
          TOTAL ASSET BACKED SECURITIES                 $ 229,200
          (Cost   $233,871)

          COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2 %
          Diversified Financials - 0.2 %
          Diversified Financial Services - 0.2 %
25,000    Global Signal, 7.036%, 2/15/36 (144A)         $  25,269
50,000    Tower 2004-2A F, 6.376%, 12/15/14                49,218
          Total Diversified Financials                  $  74,487
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS     $  74,487
          (Cost   $75,000)

          CORPORATE BONDS - 9.6 %
          Energy - 0.5 %
          Integrated Oil & Gas - 0.1 %
40,000    Occidental Petroleum, 6.75%, 1/15/12          $  42,798
          Oil & Gas Exploration & Production - 0.2 %
100,000   Gazprom International SA, 7.201%, 2/1/20 (144A$ 104,650
          Oil & Gas Refining & Marketing - 0.2 %
25,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17         $  24,109
50,000    Semco Energy, Inc., 7.125%, 5/15/08              50,279
                                                        $  74,388
          Total Energy                                  $ 221,836

          Materials - 1.3 %
          Aluminum - 0.1 %
50,000    Novelis, Inc., 7.25%, 2/15/15 (Reg S)         $  48,000
          Commodity Chemicals - 0.3 %
100,000   Nova Chemicals, Ltd., 6.5%, 1/15/12           $  93,000
          Diversified Metals & Mining - 0.3 %
125,000   Inco, Ltd., 7.2%, 9/15/32                     $ 129,523
          Metal & Glass Containers - 0.1 %
40,000    Tenneco Packaging, 8.125%, 6/15/17            $  44,611
          Paper Products - 0.5 %
100,000   Abitibi-Consolidated, Inc., 6.95%, 4/1/08     $  99,250
100,000   MDP Acquistions, 9.625%, 10/1/12                105,750
                                                        $ 205,000
          Total Materials                               $ 520,134

          Capital Goods - 0.5 %
          Electrical Component & Equipment - 0.1 %
25,000    Orcal Geothermal, 6.21%, 12/30/20 (144A)      $  24,647
          Industrial Conglomerates - 0.2 %
55,000    General Electric Capital Corp., 6.125%, 2/22/1$  56,666
30,000    General Electric Capital Corp., 6.75%, 3/15/32   33,407
                                                        $  90,073
          Trading Companies & Distributors - 0.2 %
100,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)    $  95,200
          Total Capital Goods                           $ 209,920

          Automobiles & Components - 0.4 %
          Automobile Manufacturers - 0.4 %
200,000   General Motors, 7.2%, 1/15/11 (b)             $ 156,000
          Total Automobiles & Components                $ 156,000

          Consumer Durables & Apparel - 0.1 %
          Home Furnishings - 0.1 %
30,000    Mohawk Industries, Inc., 6.125%, 1/15/16      $  29,704
          Total Consumer Durables & Apparel             $  29,704

          Media - 1.3 %
          Broadcasting & Cable Television - 0.9 %
250,000   Comcast Cable Corp., 7.125%,  6/15/13         $ 264,683
100,000   Cox Communications, 7.125%, 10/1/12             104,906
                                                        $ 369,589
          Publishing - 0.4 %
170,000   News America, Inc., 7.3%, 4/30/28             $ 176,702
          Total Media                                   $ 546,291

          Retailing - 0.1 %
          Specialty Stores - 0.1 %
50,000    Tanger Factory Outlet Centers, Inc., 6.15%, 11$  48,828
          Total Retailing                               $  48,828

          Health Care Equipment & Services - 0.7 %
          Health Care Facilities - 0.5 %
200,000   HCA, Inc., 6.3%, 10/1/12                      $ 195,209
          Health Care Supplies - 0.2 %
100,000   Bausch & Lomb, 7.125%, 8/1/28                 $ 102,530
          Total Health Care Equipment & Services        $ 297,739

          Banks - 0.3 %
          Diversified Banks - 0.3 %
50,000    KFW-Kredit Wiederaufbau, 2.75%, 5/8/07        $  48,723
75,000    National Westminster, 7.375%, 10/1/09            79,921
                                                        $ 128,644
          Total Banks                                   $ 128,644

          Diversified Financials - 0.7 %
          Consumer Finance - 0.2 %
100,000   SLM Corp., Floating Rate Note, 7/25/14        $  92,748
          Investment Banking & Brokerage - 0.2 %
75,000    E*Trade Financial Corp., 8.0%, 6/15/11        $  77,906
          Other Diversified Finance Services - 0.3 %
100,000   Brascan Corp., 5.75%, 3/1/10                  $ 100,309
          Total Diversified Financials                  $ 270,963

          Insurance - 1.2 %
          Life & Health Insurance - 0.2 %
100,000   Provident Co., Inc., 7.0%, 7/15/18            $ 101,367
          Multi-Line Insurance - 0.1 %
50,000    Loew Corp., 5.25%, 3/15/16                    $  47,688
          Property & Casualty Insurance - 0.6 %
85,000    Kingsway America, Inc., 7.5%, 2/1/14          $  85,627
150,000   Ohio Casualty Corp., 7.3%, 6/15/14              156,351
                                                        $ 241,978
          Reinsurance - 0.3 %
100,000   Odyssey Re Holdings, 7.65%, 11/1/13           $ 100,298
50,000    Platinum Underwriters, 7.5%, 6/1/17              50,180
                                                        $ 150,478
          Total Insurance                               $ 541,511

          Real Estate - 1.0 %
          Real Estate Investment Trusts - 1.0 %
100,000   Colonial Reality LP, 6.15%, 4/15/13           $ 100,374
100,000   Health Care REIT, Inc., 6.2%, 6/1/16             99,369
107,000   Host Marriott LP, 6.375%, 3/15/15               105,261
75,000    Trustreet Properties, Inc., 7.5%, 4/1/15         75,188
50,000    Ventas Realty Capital Corp., 7.125%, 6/1/15 (14  51,375
                                                        $ 431,567
          Total Real Estate                             $ 431,567

          Technology Hardware & Equipment - 0.6 %
          Computer Hardware - 0.6 %
250,000   NCR Corp., 7.125%, 6/15/09                    $ 257,633
          Total Technology Hardware & Equipment         $ 257,633

          Semiconductors - 0.2 %
          Semiconductors - 0.2 %
85,000    Chartered Semiconductor, 6.375%, 8/3/15       $  83,778
          Total Semiconductors                          $  83,778

          Telecommunication Services - 0.6 %
          Integrated Telecommunication Services - 0.6 %
140,000   Telecom Italia Capital, 4.875%, 10/1/10       $ 134,806
100,000   Telecom Italia Capital, 5.25%, 11/15/13          94,751
                                                        $ 229,557
          Total Telecommunication Services              $ 229,557

          Utilities - 0.1 %
          Electric Utilities - 0.1 %
50,000    Entergy Gulf States, 5.7%, 6/1/15             $  47,927
          Total Utilities                               $  47,927
          TOTAL CORPORATE BONDS                         $4,022,032
          (Cost   $4,032,207)

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.6 %
          Government - 22.6 %
96,548    Federal Home Loan Bank, 5.27%, 12/28/12          96,490
146,746   Federal Home Loan Mortgage Corp., 4.5%, 12/1/20 140,106
206,995   Federal Home Loan Mortgage Corp., 5.0%, 5/1/34  197,313
99,578    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16  99,033
136,285   Federal Home Loan Mortgage Corp., 5.5%, 9/1/17  135,494
334,220   Federal Home Loan Mortgage Corp., 5.5%, 1/1/34  326,817
167,445   Federal Home Loan Mortgage Corp., 5.5%, 12/1/35 163,538
150,000   Federal Home Loan Mortgage Corp., 5.75%, 1/15/1 154,244
75,325    Federal Home Loan Mortgage Corp., 6.0%, 1/1/32   75,472
882,752   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33  884,131
216,979   Federal Home Loan Mortgage Corp., 6.0%, 11/1/33 217,229
32,910    Federal Home Loan Mortgage Corp., 6.0%, 6/1/34   32,950
18,866    Federal Home Loan Mortgage Corp., 6.5%, 5/1/09   19,103
15,152    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33  15,523
121,022   Federal National Mortgage Association, 5.0%, 6/ 115,420
154,616   Federal National Mortgage Association, 5.5%, 2/ 153,895
181,978   Federal National Mortgage Association, 5.5%, 11 177,987
83,702    Federal National Mortgage Association, 5.5%, 3/  81,823
176,428   Federal National Mortgage Association, 5.5%, 4/ 172,469
209,597   Federal National Mortgage Association, 5.5%, 9/ 204,893
244,139   Federal National Mortgage Association, 5.5%, 10 238,660
90,433    Federal National Mortgage Association, 5.5%, 12  88,404
93,046    Federal National Mortgage Association, 6.0%, 12  93,096
110,000   Federal National Mortgage Association, 6.125%,  115,209
13,653    Federal National Mortgage Association, 6.5%, 8/  13,975
11,181    Federal National Mortgage Association, 6.5%, 8/  11,445
46,076    Federal National Mortgage Association, 6.5%, 12  47,270
45,302    Federal National Mortgage Association, 6.5%, 4/  47,040
147,966   Federal National Mortgage Association, 6.5%, 7/ 151,323
45,781    Federal National Mortgage Association, 6.5%, 9/  47,163
41,870    Federal National Mortgage Association, 6.5%, 10  42,808
10,000    Federal National Mortgage Association, 7.125%,   10,738
17,662    Federal National Mortgage Association, 9.0%, 4/  18,623
41,267    Government National Mortgage Association, 4.5%,  38,833
88,718    Government National Mortgage Association, 4.5%,  83,485
88,501    Government National Mortgage Association, 5.0%,  85,820
304,093   Government National Mortgage Association, 5.0%, 294,859
195,282   Government National Mortgage Association, 5.5%, 195,358
46,168    Government National Mortgage Association, 5.5%,  45,747
162,837   Government National Mortgage Association, 5.5%, 161,352
126,353   Government National Mortgage Association, 5.5%, 125,200
149,574   Government National Mortgage Association, 5.5%, 148,210
35,262    Government National Mortgage Association, 5.5%,  34,962
237,640   Government National Mortgage Association, 6.0%, 240,651
71,893    Government National Mortgage Association, 6.0%,  72,798
268,806   Government National Mortgage Association, 6.0%, 272,148
137,280   Government National Mortgage Association, 6.0%, 138,912
36,381    Government National Mortgage Association, 6.5%,  37,762
59,381    Government National Mortgage Association, 6.5%,  61,567
14,700    Government National Mortgage Association, 7.5%,  15,309
135,520   Government National Mortgage Association II, 5. 133,860
47,217    Government National Mortgage Association II, 6.  47,820
50,000    U.S. Treasury Bonds, 4.0%, 2/15/14               47,145
175,000   U.S. Treasury Bonds, 5.25%, 11/15/28            179,689
100,000   U.S. Treasury Bonds, 6.25%, 8/15/23             113,414
256,293   U.S. Treasury Inflation Protected Security, 3.5 270,920
470,000   U.S. Treasury Notes, 4.0%, 11/15/12             447,345
175,000   U.S. Treasury Notes, 4.125%, 5/15/15            165,368
500,000   U.S. Treasury Notes, 4.25%, 11/15/14            477,891
100,000   U.S. Treasury Notes, 4.25%, 8/15/15              95,262
300,000   U.S. Treasury Notes, 4.75%, 11/15/08            299,367
200,000   U.S. Treasury Notes, 4.75%, 5/15/14             198,250
130,000   U.S. Treasury Notes, 5.375%, 2/15/31            136,845
250,000   U.S. Treasury Notes, 5.625%, 5/15/08            253,916
100,000   U.S. Treasury Strip, 0%, 11/15/15                62,310
                                                        $9,372,059
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS      $9,372,059
          (Cost   $9,636,918)
Shares
          TEMPORARY CASH INVESTMENTS - 1.7%
          Security Lending Collateral - 1.7%
694,208   Securities Lending Investment Fund, 4.67%     $ 694,208
          TOTAL TEMPORARY CASH INVESTMENTS              $ 694,208
          (Cost   $694,208)
          TOTAL INVESTMENT IN SECURITIES - 99.1%        $41,182,058
          (Cost   $36,531,436) (a)
          OTHER ASSETS AND LIABILITIES - 0.9%           $355,206

          TOTAL NET ASSETS - 100.0%                     $41,537,264

(A.D.R.)  American Depositary Receipt

*         Non-income producing security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2006, the value of these securities amounted to $530,341 or 1.3% of total net assets.

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $36,613,124 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost     $   5,665,775

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value        (1,096,841)

          Net unrealized gain                           $   4,568,934

(b)       At March 31, 2006, the following securities were out on loan:

Shares                       Security                     Value
20,045    Comcast Corp. *                               $      523,575
190,000   General Motors, 7.2%, 1/15/11                        148,200
          Total                                         $      671,775


       Pioneer Cullen Value VCT Portfolio
       Schedule of Investments  3/31/06 (unaudited)

Shares                                                  Value
       COMMON STOCK - 97.4 %
       Energy - 9.6 %
       Coal & Consumable Fuels - 0.3 %
600    Cameco Corp. (b)                               $       21,600
       Integrated Oil & Gas - 2.9 %
1,500  ConocoPhillips                                 $       94,725
1,150  Petroleo Brasileiro SA *                               99,671
                                                      $     194,396
       Oil & Gas Equipment & Services - 2.4 %
2,800  Tidewater, Inc. *                              $     154,644
       Oil & Gas Exploration & Production - 4.0 %
1,200  Anadarko Petroleum Corp.                       $     121,212
3,050  Encana Corp.                                         142,527
                                                      $     263,739
       Total Energy                                   $     634,379

       Materials - 8.8 %
       Construction Materials - 3.2 %
3,250  Cemex SA (A.D.R.)                              $     212,160
       Diversified Metals & Mining - 2.8 %
9,440  Anglo American Plc (b)                         $     184,741
       Forest Products - 2.8 %
2,600  Weyerhaeuser Co.                               $     188,318
       Total Materials                                $     585,219

       Capital Goods - 5.7 %
       Aerospace & Defense - 2.9 %
4,150  Raytheon Co.                                   $     190,236
       Industrial Conglomerates - 2.8 %
5,350  General Electric Co.                           $     186,073
       Total Capital Goods                            $     376,309

       Transportation - 4.5 %
       Railroads - 4.5 %
3,220  Canadian National Railway Co.                  $     145,802
3,000  Canadian Pacific Railway, Ltd. (b)                   149,910
                                                      $     295,712
       Total Transportation                           $     295,712

       Automobiles & Components - 1.8 %
       Auto Parts & Equipment - 1.8 %
2,040  Borg-Warner Automotive, Inc.                   $     122,482
       Total Automobiles & Components                 $     122,482

       Retailing - 3.1 %
       Home Improvement Retail - 3.1 %
4,850  Home Depot, Inc.                               $     205,155
       Total Retailing                                $     205,155

       Food, Beverage & Tobacco - 12.3 %
       Agricultural Products - 2.8 %
5,570  Archer Daniels Midland Co.                     $     187,431
       Distillers & Vintners - 2.7 %
2,850  Diageo Plc (A.D.R.) (b)                        $     180,776
       Packaged Foods & Meats - 6.8 %
2,500  General Mills, Inc.                            $     126,700
2,100  Nestle SA (A.D.R.)                                   155,858
2,480  Unilever N.V.                                        171,666
                                                      $     454,224
       Total Food Beverage & Tobacco                  $     822,431

       Pharmaceuticals & Biotechnology - 8.4 %
       Pharmaceuticals - 8.4 %
3,450  GlaxoSmithKline                                $     180,470
8,150  Pfizer, Inc.                                         203,098
3,550  Wyeth                                                172,246
                                                      $     555,814
       Total Pharmaceuticals & Biotechnology          $     555,814

       Banks - 9.7 %
       Diversified Banks - 6.6 %
3,900  Bank of America Corp.                          $     177,606
2,850  Icici Bank, Ltd. (A.D.R.)                              78,888
3,300  Wachovia Corp.                                       184,965
                                                      $     441,459
       Regional Banks - 3.1 %
5,800  Regions Financial Corp.                        $     203,986
       Total Banks                                    $     645,445

       Diversified Financials - 11.1 %
       Diversified Capital Markets - 3.2 %
1,950  UBS AG                                         $     214,442
       Investment Banking & Brokerage - 3.0 %
2,500  Merrill Lynch & Co., Inc.                      $     196,900
       Diversified Financial Services - 4.9 %
2,450  Citigroup, Inc.                                $     115,714
5,110  J.P. Morgan Chase & Co.                              212,780
                                                      $     328,494
       Total Diversified Financials                   $     739,836

       Insurance - 8.6 %
       Life & Health Insurance - 2.7 %
3,650  MetLife, Inc.                                  $     176,551
       Multi-Line Insurance - 2.7 %
2,250  Hartford Financial Services Group, Inc.        $     181,238
       Property & Casualty Insurance - 3.2 %
2,200  Chubb Corp.                                    $     209,968
       Total Insurance                                $     567,757

       Technology Hardware & Equipment - 8.0 %
       Communications Equipment - 3.0 %
9,500  Nokia Corp. (A.D.R.) (b)                       $     196,840
       Computer Hardware - 3.1 %
6,350  Hewlett-Packard Co.                            $     208,915
       Technology Distributors - 1.9 %
3,850  Arrow Electronics, Inc. *                      $     124,240
       Total Technology Hardware & Equipment          $     529,995

       Telecommunication Services - 5.8 %
       Integrated Telecommunication Services - 5.8 %
5,700  BellSouth Corp.                                $     197,505
5,500  Verizon Communications, Inc.                         187,330
                                                      $     384,835
       Total Telecommunication Services               $     384,835
       TOTAL COMMON STOCK                             $  6,465,369
       (Cost   $5,948,863)

       TEMPORARY CASH INVESTMENTS - 7.1%
       Security Lending Collateral - 7.1%
469,214Securities Lending Investment Fund, 4.67%      $     469,214
       TOTAL TEMPORARY CASH INVESTMENTS               $     469,214
       (Cost   $469,214)
       TOTAL INVESTMENT IN SECURITIES - 104.5%        $  6,934,583
       (Cost   $6,418,077) (a)
       OTHER ASSETS AND LIABILITIES - (4.5)%          $   (298,445)

       TOTAL NET ASSETS - 100.0%                      $  6,636,138

(A.D.R.American Depositary Receipt

*      Non-income producing security

(a)    At March 31, 2006, the net unrealized gain on investments
       based on cost for federal income tax purposes of  $6,418,077 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost      $     527,658

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value            (11,152)

       Net unrealized gain                            $     516,506

(b)    At March 31, 2006, the following securities were out on loan:

Shares                    Security                      Value
8,968  Anglo American Plc                             $     175,504
570    Cameco Corp.                                           20,520
2,850  Canadian Pacific Railway, Ltd.                       142,415
2,707  Diageo Plc (A.D.R.)                                  171,705
1,283  Nokia Corp. (A.D.R.)                                   26,584
       Total                                          $     536,727


         Pioneer Equity Income VCT Portfolio
         Schedule of Investments  3/31/06 (unaudited)

Shares                                                       Value
         CONVERTIBLE PREFERRED STOCK - 0.6 %
         Automobiles & Components - 0.5 %
         Automobile Manufacturers - 0.5 %
60,747   Ford Cap Trust, 6.5%, 1/15/32                    $1,819,980
         Total Automobiles & Components                   $1,819,980

         Pharmaceuticals & Biotechnology - 0.1 %
         Pharmaceuticals - 0.1 %
4,255    Schering-Plough Corp., 6.0%, 9/14/07             $  215,941
         Total Pharmaceuticals & Biotechnology            $  215,941
         TOTAL CONVERTIBLE PREFERRED STOCK                $2,035,921
         (Cost   $3,070,923)

         COMMON STOCK - 97.8 %
         Energy - 5.7 %
         Integrated Oil & Gas - 5.7 %
115,922  ConocoPhillips                                   $7,320,474
144,649  Chevron Corp.                                     8,385,303
84,898   Exxon Mobil Corp.                                 5,166,892
                                                          $20,872,669
         Total Energy                                     $20,872,669

         Materials - 4.0 %
         Diversified Chemical - 1.3 %
73,300   Dow Chemical Co.                                 $2,975,980
82,800   Olin Corp.                                        1,777,716
                                                          $4,753,696
         Diversified Metals & Mining - 0.3 %
43,156   Compass Minerals International, Inc.             $1,078,468
         Industrial Gases - 1.3 %
71,152   Air Products & Chemicals, Inc.                   $4,780,703
         Specialty Chemicals - 1.1 %
146,365  Valspar Corp.                                    $4,079,193
         Total Materials                                  $14,692,060

         Capital Goods - 8.7 %
         Aerospace & Defense - 1.6 %
103,955  United Technologies Corp.                        $6,026,271
         Construction & Farm Machinery & Heavy Trucks - 3.8 %
38,489   Deere & Co.                                      $3,042,555
153,643  PACCAR, Inc.                                      10,828,759
                                                          $13,871,314
         Electrical Component & Equipment - 2.1 %
91,501   Emerson Electric Co.                             $7,652,229
         Industrial Machinery - 1.2 %
30,350   Gorman-Rupp Co.                                  $  740,540
117,902  The Timken Co.                                    3,804,698
                                                          $4,545,238
         Total Capital Goods                              $32,095,052

         Commercial Services & Supplies - 0.4 %
         Office Services & Supplies - 0.4 %
37,000   Mine Safety Appliances Co. *                     $1,554,000
         Total Commercial Services & Supplies             $1,554,000

         Automobiles & Components - 2.7 %
         Auto Parts & Equipment - 1.9 %
93,560   Johnson Controls, Inc.                           $7,104,011
         Automobile Manufacturers - 0.8 %
378,522  Ford Motor Corp.                                 $3,013,035
         Total Automobiles & Components                   $10,117,046

         Consumer Durables & Apparel - 0.7 %
         Housewares & Specialties - 0.7 %
123,380  Tupperware Brands Corp.                          $2,540,394
         Total Consumer Durables & Apparel                $2,540,394

         Consumer Services - 1.9 %
         Leisure Facilities - 1.4 %
184,827  Cedar Fair, L.P.                                 $5,406,190
         Specialized Consumer Services - 0.5 %
134,841  Servicemaster Co.                                $1,769,114
         Total Consumer Services                          $7,175,304

         Media - 1.8 %
         Publishing - 1.8 %
113,625  McGraw-Hill Co., Inc.                            $6,547,073
         Total Media                                      $6,547,073

         Retailing - 2.2 %
         Department Stores - 1.2 %
59,221   Federated Department Stores, Inc.                $4,323,133
         Distributors - 1.0 %
84,730   Genuine Parts Co.                                $3,713,716
         Total Retailing                                  $8,036,849

         Food, Beverage & Tobacco - 5.8 %
         Packaged Foods & Meats - 5.2 %
188,614  Campbell Soup Co.                                $6,111,094
60,831   General Mills, Inc.                               3,082,915
187,543  H.J. Heinz Co., Inc.                              7,111,631
66,100   Kellogg Co.                                       2,911,044
                                                          $19,216,684
         Soft Drinks - 0.6 %
36,572   PepsiCo, Inc.                                    $2,113,496
         Total Food, Beverage & Tobacco                   $21,330,180

         Household & Personal Products - 2.3 %
         Household Products - 2.3 %
70,315   Clorox Co.                                       $4,208,353
76,594   Colgate-Palmolive Co.                             4,373,517
                                                          $8,581,870
         Total Household & Personal Products              $8,581,870

         Pharmaceuticals & Biotechnology - 8.0 %
         Pharmaceuticals - 8.0 %
123,566  Abbott Laboratories                              $5,247,848
238,807  Bristol-Myers Squibb Co.                          5,877,040
74,039   Eli Lilly & Co.                                   4,094,357
68,365   Johnson & Johnson                                 4,048,575
260,932  Merck & Co., Inc.                                 9,192,634
36,900   Pfizer, Inc.                                        919,548
                                                          $29,380,002
         Total Pharmaceuticals & Biotechnology            $29,380,002

         Banks - 15.1 %
         Diversified Banks - 5.1 %
35,852   Bank of America Corp.                            $1,632,700
31,452   Comerica, Inc.                                    1,823,272
153,101  U.S. Bancorp                                      4,669,581
103,024  Wachovia Corp.                                    5,774,495
74,937   Wells Fargo  & Co.                                4,786,226
                                                          $18,686,274
         Regional Banks - 7.1 %
88,467   First Horizon National Corp.                     $3,684,651
123,911  National City Corp.                               4,324,494
54,800   PNC Bank Corp.                                    3,688,588
73,800   Regions Financial Corp.                           2,595,546
94,678   SunTrust Banks, Inc.                              6,888,771
144,505  Whitney Holding Corp.                             5,124,147
                                                          $26,306,197
         Thrifts & Mortgage Finance - 2.9 %
250,458  Washington Mutual, Inc.                          $10,674,520
         Total Banks                                      $55,666,991

         Diversified Financials - 5.4 %
         Asset Management & Custody Banks - 4.7 %
152,899  Eaton Vance Corp.                                $4,186,375
34,424   State Street Corp.                                2,080,242
139,943  T. Rowe Price Associates, Inc.                    10,944,942
                                                          $17,211,559
         Investment Banking & Brokerage - 0.7 %
55,113   A.G. Edwards, Inc.                               $2,747,934
         Total Diversified Financials                     $19,959,493

         Insurance - 4.9 %
         Life & Health Insurance - 1.5 %
102,200  Jefferson - Pilot Corp. * (b)                    $5,717,068
         Property & Casualty Insurance - 3.4 %
71,246   Chubb Corp.                                      $6,799,718
110,994  Safeco Corp.                                      5,573,009
                                                          $12,372,727
         Total Insurance                                  $18,089,795

         Real Estate - 2.9 %
         Real Estate Investment Trusts - 2.9 %
56,454   Archstone Communities Trust                      $2,753,262
109,500  Kimco Realty Corp.                                4,450,080
73,500   Liberty Property Trust (b)                        3,466,260
                                                          $10,669,602
         Total Real Estate                                $10,669,602

         Software & Services - 0.6 %
         Data Processing & Outsourced Services - 0.6 %
50,297   Automatic Data Processing, Inc.                  $2,297,567
         Total Software & Services                        $2,297,567

         Technology Hardware & Equipment - 0.3 %
         Computer Hardware - 0.3 %
36,500   Hewlett-Packard Co.                              $1,200,850
         Total Technology Hardware & Equipment            $1,200,850

         Telecommunication Services - 9.4 %
         Integrated Telecommunication Services - 8.3 %
305,096  AT&T Corp.                                       $8,249,796
251,696  BellSouth Corp.                                   8,721,266
364,179  Citizens Utilities Co. (Class B)                  4,832,655
254,800  Verizon Communications, Inc.                      8,678,488
                                                          $30,482,205
         Wireless Telecommunication Services - 1.1 %
66,304   Alltel Corp.                                     $4,293,184
         Total Telecommunication Services                 $34,775,389

         Utilities - 15.0 %
         Electric Utilities - 2.4 %
127,711  Great Plains Energy, Inc. (b)                    $3,595,065
157,858  Southern Co.                                      5,173,007
                                                          $8,768,072
         Gas Utilities - 4.7 %
129,470  Atmos Energy Corp.                               $3,408,945
124,038  Equitable Resources, Inc.                         4,528,627
131,781  Questar Corp.                                     9,231,259
                                                          $17,168,831
         Multi-Utilities - 7.9 %
98,272   Ameren Corp.                                     $4,895,911
94,780   Consolidated Edison, Inc.                         4,122,930
72,300   Duke Energy Corp.                                 2,107,545
158,706  KeySpan Energy Corp.                              6,486,314
143,415  NSTAR                                             4,103,103
193,900  PG&E Corp.                                        7,542,710
                                                          $29,258,513
         Total Utilities                                  $55,195,416
         TOTAL COMMON STOCK                               $360,777,602
         (Cost   $294,679,547)
Principal
Amount ($)
         TEMPORARY CASH INVESTMENTS - 3.0 %
         Repurchase Agreement - 1.8 %
6,500,000UBS Warburg, Inc., 4.45%, dated 3/31/06, repurchase price of $6,500,000 plus accrued interest on 4/3/06
         collateralized by $6,779,000 U.S. Treasury Bill, $6,500,000

         Security Lending Collateral - 1.2%
4,500,311Securities Lending Investment Fund, 4.67%        $4,500,311

         TOTAL TEMPORARY CASH INVESTMENTS                 $11,000,311
         (Cost   $11,000,311)
         TOTAL INVESTMENT IN SECURITIES - 101.4%          $373,813,834
         (Cost   $308,750,781) (a)
         OTHER ASSETS AND LIABILITIES - (1.4)%            $(5,265,186)

         TOTAL NET ASSETS - 100.0%                        $368,548,648

*        Non-income producing security

(a)      At March 31, 2006, the net unrealized gain on investments
         based on cost for federal income tax purposes of  $307,326,916 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost        $  73,318,609

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (6,831,691)

         Net unrealized gain                              $  66,486,918

(b)      At March 31, 2006, the following securities were out on loan:

Shares                       Security                        Value
127,595  Great Plains Energy, Inc.                        $    3,591,799
14,265   Jefferson Pilot Corp. *                                  797,984
69,825   Liberty Property Trust                                3,292,947
         Total                                            $    7,682,730


       Pioneer Equity Opportunity VCT Portfolio
       Schedule of Investments  3/31/06 (unaudited)

Shares                                                      Value
       COMMON STOCK - 100.6 %
       Energy - 2.8 %
       Oil & Gas Refining & Marketing - 1.3 %
75     Tesoro Petroleum Corp.                              $ 5,126
       Oil & Gas Storage & Transporation - 1.5 %
65     Kinder Morgan, Inc.                                 $ 5,979
       Total Energy                                        $11,105

       Materials - 21.2 %
       Aluminum - 0.5 %
100    Novelis, Inc.                                       $ 2,057
       Commodity Chemicals - 1.8 %
20     Georgia Gulf Corp. *                                $   520
201    Lyondell Petrochemicals Co.                           4,000
91     NOVA Chemicals Corp.                                  2,594
                                                           $ 7,114
       Construction Materials - 4.2 %
269    Texas Industries, Inc.                              $16,272
       Diversified Chemical - 3.3 %
120    FMC Corp. *                                         $ 7,438
259    Olin Corp.                                            5,561
                                                           $12,999
       Fertilizers & Agricultural Chemicals - 3.0 %
254    The Scotts Miracle-Gro Co.                          $11,623
       Industrial Gases - 1.4 %
81     Air Products & Chemicals, Inc.                      $ 5,442
       Metal & Glass Containers - 0.4 %
100    Owens-Illinois, Inc. *                              $ 1,737
       Paper Products - 1.3 %
1,181  Abitibi-Consolidated, Inc.                          $ 4,901
       Specialty Chemicals - 5.3 %
200    Arch Chemicals, Inc.                                $ 6,080
39     Cytec Industries, Inc.                                2,340
322    RPM, Inc.                                             5,777
96     Sigma-Aldrich Corp.                                   6,316
                                                           $20,513
       Total Materials                                     $82,658

       Capital Goods - 20.4 %
       Aerospace & Defense - 2.4 %
300    EDO Corp. *                                         $ 9,255
       Building Products - 2.0 %
267    Lennox International, Inc.                          $ 7,973
       Construction & Farm Machinery & Heavy Trucks - 0.8 %
152    Wabash National Corp.                               $ 3,002
       Electrical Component & Equipment - 4.6 %
128    General Cable Corp. *                               $ 3,882
100    Franklin Electric Co., Inc. *                         5,465
178    Roper Industries, Inc.                                8,656
                                                           $18,003
       Industrial Machinery - 6.4 %
187    Donaldson Co., Inc.                                 $ 6,319
30     Gardner Denver, Inc. *                                1,956
135    Kaydon Corp.                                          5,449
109    Kennametal, Inc.                                      6,664
55     Parker Hannifin Corp.                                 4,434
                                                           $24,822
       Trading Companies & Distributors - 4.2 %
240    Wesco International, Inc. *                         $16,322
       Total Capital Goods                                 $79,377

       Media - 1.0 %
       Advertising - 1.0 %
426    The Interpublic Group of Co., Inc. *                $ 4,073
       Total Media                                         $ 4,073

       Food, Beverage & Tobacco - 2.2 %
       Packaged Foods & Meats - 2.2 %
257    McCormick & Co, Inc.                                $ 8,702
       Total Food, Beverage & Tobacco                      $ 8,702

       Household & Personal Products - 2.6 %
       Personal Products - 2.6 %
229    Alberto-Culver Co. (Class B)                        $10,129
       Total Household & Personal Products                 $10,129

       Health Care Equipment & Services - 11.2 %
       Health Care Distributors - 1.1 %
136    Owens & Minor, Inc.                                 $ 4,457
       Health Care Equipment - 9.2 %
69     Beckman Coulter, Inc. *                             $ 3,765
125    Bio-Rad Laboratories, Inc. *                          7,794
101    Fisher Scientific International, Inc. *               6,873
62     Mentor Corp.                                          2,809
242    Steris Corp.                                          5,973
231    Thermo Electron Corp. *                               8,568
                                                           $35,782
       Health Care Supplies - 0.9 %
70     Haemonetics Corp. *                                 $ 3,554
       Total Health Care Equipment & Services              $43,793

       Pharmaceuticals & Biotechnology - 4.6 %
       Biotechnology - 2.4 %
200    Human Genome Sciences, Inc. *                       $ 2,174
214    PDL BioPharma, Inc. *                                 7,019
                                                           $ 9,193
       Pharmaceuticals - 2.2 %
350    Bristol-Myers Squibb Co.                            $ 8,614
       Total Pharmaceuticals & Biotechnology               $17,807

       Banks - 1.5 %
       Thrifts & Mortgage Finance - 1.5 %
267    Sovereign Bancorp, Inc.                             $ 5,850
       Total Banks                                         $ 5,850

       Insurance - 3.7 %
       Insurance Brokers - 1.1 %
100    Aon Corp. *                                         $ 4,151
       Multi-Line Insurance - 2.6 %
125    Hartford Financial Services Group, Inc.             $10,069
       Total Insurance                                     $14,220

       Real Estate - 15.4 %
       Real Estate Management & Development - 1.1 %
92     Forest City Enterprises, Inc.                       $ 4,338
       Real Estate Investment Trusts - 14.3 %
428    Equity Office Properties Trust                      $14,372
150    General Growth Pro TLB SC                             7,331
154    Liberty Property Trust                                7,263
262    Mack-Cali Realty Corp.                               12,576
548    MeriStar Hospitality Corp. *                          5,688
187    Saul Centers, Inc.                                    8,211
                                                           $55,441
       Total Real Estate                                   $59,779

       Technology Hardware & Equipment - 0.8 %
       Electronic Equipment & Instruments - 0.8 %
50     Itron, Inc. *                                       $ 2,993
       Total Technology Hardware & Equipment               $ 2,993

       Semiconductors - 1.0 %
       Semiconductor Equipment - 1.0 %
200    FEI Co. *                                           $ 3,970
       Total Semiconductors                                $ 3,970

       Utilities - 12.2 %
       Gas Utilities - 7.5 %
404    Atmos Energy Corp.                                  $10,637
275    National Fuel Gas Co.                                 8,998
567    SEMCO Energy, Inc. *                                  3,141
113    Southern Union Co. *                                  2,806
121    Washington Gas Light Co. *                            3,681
                                                           $29,263
       Indep Power Producer & Energy Traders - 3.7 %
318    NRG Energy, Inc. *                                  $14,375
       Multi-Utilities - 1.0 %
127    OGE Energy Corp. *                                  $ 3,683
       Total Utilities                                     $47,321
       TOTAL COMMON STOCK                                  $391,777
       (Cost   $346,057)
       TOTAL INVESTMENT IN SECURITIES - 100.6%             $391,777
       (Cost   $346,057) (a)
       OTHER ASSETS AND LIABILITIES - (0.6)%               $(2,433)

       TOTAL NET ASSETS - 100.0%                           $389,344


*      Non-income producing security

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $346,057 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost           $   58,158

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value              (12,438)

       Net unrealized gain                                 $   45,720


         Pioneer Europe VCT Portfolio
         Schedule of Investments  3/31/06 (unaudited)

Shares                                                    Value
         PREFERRED STOCK - 2.8 %
         Automobiles & Components - 2.8 %
         Automobile Manufacturers - 2.8 %
601      Porsche AG *                                   $ 575,080
         TOTAL PREFERRED STOCK                          $ 575,080
         (Cost   $384,137)

         COMMON STOCK - 95.6 %
         Energy - 10.9 %
         Integrated Oil & Gas - 10.9 %
92,816   BP Amoco Plc                                   $1,067,315
20,168   Eni SpA                                          572,512
21,728   Repsol SA                                        615,852
                                                        $2,255,679
         Total Energy                                   $2,255,679

         Materials - 8.2 %
         Construction Materials - 5.6 %
21,189   CRH Plc                                        $ 738,947
3,820    Lafarge Br                                       431,907
                                                        $1,170,854
         Diversified Metals & Mining - 2.6 %
10,413   Rio Tinto Plc                                  $ 537,205
         Total Materials                                $1,708,059

         Capital Goods - 5.7 %
         Building Products - 2.7 %
8,064    Compagnie de Saint Gobain                      $ 562,814
         Industrial Conglomerates - 3.0 %
6,593    Siemens *                                      $ 614,997
         Total Capital Goods                            $1,177,811

         Transportation - 4.2 %
         Air Freight & Couriers - 4.2 %
25,504   TNT NV                                         $ 881,486
         Total Transportation                           $ 881,486

         Automobiles & Components - 7.5 %
         Automobile Manufacturers - 2.0 %
6,723    PSA Peugeot Citroen                            $ 423,019
         Tires & Rubber - 5.5 %
8,850    Compagnie Generale des Etablissements Michelin $ 555,468
5,301    Continental AG                                   583,321
                                                        $1,138,789
         Total Automobiles & Components                 $1,561,808

         Consumer Durables & Apparel - 6.9 %
         Apparel, Accessories & Luxury Goods - 3.0 %
3,121    Adidas-Salomon AG                              $ 617,119
         Homebuilding - 3.9 %
18,968   Persimmon Plc.                                 $ 437,091
38,793   Wimpey (George) Plc *                            376,597
                                                        $ 813,688
         Total Consumer Durables & Apparel              $1,430,807

         Consumer Services - 2.0 %
         Hotels, Resorts & Cruise Lines - 2.0 %
8,590    Carnival Corp.                                 $ 406,908
         Total Consumer Services                        $ 406,908

         Media - 4.3 %
         Advertising - 3.2 %
54,988   WPP Group Plc                                  $ 658,574
         Publishing - 1.1 %
9,746    Wolters Kluwer NV *                            $ 242,666
         Total Media                                    $ 901,240

         Retailing - 0.3 %
         Department Stores - 0.3 %
2,097    Next Plc *                                     $  60,008
         Total Retailing                                $  60,008

         Food & Drug Retailing - 5.8 %
         Drug Retail - 2.1 %
34,828   Boots Group Plc                                $ 432,896
         Hypermarkets & Supercenters - 3.7 %
14,422   Carrefour Supermarch *                         $ 766,281
         Total Food & Drug Retailing                    $1,199,177

         Pharmaceuticals & Biotechnology - 6.0 %
         Pharmaceuticals - 6.0 %
10,691   Astrazeneca Plc                                $ 537,770
4,787    Roche Holdings AG *                              713,117
                                                        $1,250,887
         Total Pharmaceuticals & Biotechnology          $1,250,887

         Banks - 20.3 %
         Diversified Banks - 20.3 %
17,413   Allied Irish Banks Plc                         $ 414,293
67,587   Barclays Plc                                     790,384
10,136   BNP Paribas SA                                   941,063
32,910   Dnb Nor Asa *                                    443,143
31,220   Royal Bank of Scotland Group Plc                1,015,150
4,065    Societe Generale                                 610,812
                                                        $4,214,845
         Total Banks                                    $4,214,845

         Diversified Financials - 7.8 %
         Diversified Capital Markets - 7.8 %
15,233   CS Group                                       $ 854,406
880      Deutsche Bank AG                                 100,334
6,087    UBS AG                                           666,992
                                                        $1,621,732
         Total Diversified Financials                   $1,621,732

         Technology Hardware & Equipment - 2.9 %
         Communications Equipment - 2.9 %
157,002  Ericsson LM *                                  $ 594,840
         Total Technology Hardware & Equipment          $ 594,840

         Telecommunication Services - 2.8 %
         Integrated Telecommunication Services - 2.8 %
25,644   France Telecom SA                              $ 576,466
         Total Telecommunication Services               $ 576,466
         TOTAL COMMON STOCK                             $19,841,753
         (Cost   $16,091,293)
         TOTAL INVESTMENT IN SECURITIES - 98.4%         $20,416,833
         (Cost   $16,475,430) (a)
         OTHER ASSETS AND LIABILITIES - 1.6%            $337,743

         TOTAL NET ASSETS - 100.0%                      $20,754,576

*        Non-income producing security

(a)      At March 31, 2006, the net unrealized gain on investments
         based on cost for federal income tax purposes of  $16,551,276 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost      $  3,990,422

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value          (124,865)

         Net unrealized gain                            $  3,865,557


          Pioneer Fund VCT Portfolio
          Schedule of Investments  3/31/06 (unaudited)

Shares                                                        Value
          COMMON STOCK - 99.5 %
          Energy - 7.3 %
          Integrated Oil & Gas - 5.7 %
179,531   Chevron Corp.                                    $10,407,412
88,025    ConocoPhillips                                     5,558,779
114,668   Exxon Mobil Corp.                                  6,978,694
63,625    Occidental Petroleum Corp.                         5,894,856
                                                           $28,839,741
          Oil & Gas Equipment & Services - 0.4 %
42,162    Weatherford International, Inc. *                $ 1,928,912
          Oil & Gas Exploration & Production - 1.2 %
48,194    Apache Corp.                                     $ 3,157,189
67,515    Pioneer Natural Resources Co.                      2,987,539
                                                           $ 6,144,728
          Total Energy                                     $36,913,381

          Materials - 5.9 %
          Aluminum - 0.4 %
72,726    Alcoa, Inc.                                      $ 2,222,507
          Diversified Chemical - 0.9 %
37,427    E.I. du Pont de Nemours and Co.                  $ 1,579,794
70,100    Dow Chemical Co.                                   2,846,060
                                                           $ 4,425,854
          Diversified Metals & Mining - 3.4 %
98,510    Inco, Ltd.                                       $ 4,914,664
239,324   Rio Tinto Plc                                     12,159,377
                                                           $17,074,041
          Industrial Gases - 0.9 %
25,334    Air Products & Chemicals, Inc.                   $ 1,702,191
53,762    Praxair, Inc.                                      2,964,974
                                                           $ 4,667,165
          Specialty Chemicals - 0.3 %
37,481    Ecolab, Inc.                                     $ 1,431,774
          Total Materials                                  $29,821,341

          Capital Goods - 9.3 %
          Aerospace & Defense - 2.5 %
86,022    General Dynamics Corp.                           $ 5,503,688
7,100     Lockheed Martin Corp. *                              533,423
111,683   United Technologies Corp.                          6,474,264
                                                           $12,511,375
          Building Products - 0.0 %
8,309     Masco Corp.                                      $   269,959
          Construction & Farm Machinery & Heavy Trucks - 4.1 %
99,679    Caterpillar, Inc.                                $ 7,157,949
94,266    Deere & Co.                                        7,451,727
91,215    PACCAR, Inc.                                       6,428,833
                                                           $21,038,509
          Electrical Component & Equipment - 1.2 %
48,640    Emerson Electric Co.                             $ 4,067,763
29,606    Rockwell International Corp.                       2,128,967
                                                           $ 6,196,730
          Industrial Conglomerates - 1.2 %
7,200     3M Co.                                           $   544,968
154,654   General Electric Co.                               5,378,866
                                                           $ 5,923,834
          Industrial Machinery - 0.3 %
16,367    Parker Hannifin Corp.                            $ 1,319,344
          Total Capital Goods                              $47,259,751

          Transportation - 4.1 %
          Airlines - 0.5 %
151,393   Southwest Airlines Co.                           $ 2,723,560
          Railroads - 3.6 %
74,802    Burlington Northern, Inc.                        $ 6,233,251
222,911   Norfolk Southern Corp.                            12,052,798
                                                           $18,286,049
          Total Transportation                             $21,009,609

          Automobiles & Components - 2.3 %
          Auto Parts & Equipment - 1.3 %
91,445    Johnson Controls, Inc.                           $ 6,943,419
          Automobile Manufacturers - 1.0 %
628,984   Ford Motor Corp.                                 $ 5,006,713
          Total Automobiles & Components                   $11,950,132

          Consumer Durables & Apparel - 0.2 %
          Apparel, Accessories & Luxury Goods - 0.2 %
23,883    Liz Claiborne, Inc.                              $   978,725
          Total Consumer Durables & Apparel                $   978,725

          Consumer Services - 0.1 %
          Restaurants - 0.1 %
7,325     Yum Brands, Inc.                                 $   357,900
          Total Consumer Services                          $   357,900

          Media - 5.6 %
          Advertising - 0.7 %
42,090    Omnicom Group                                    $ 3,503,993
          Movies & Entertainment - 0.9 %
162,516   The Walt Disney Co. *                            $ 4,532,571
          Publishing - 4.0 %
41,058    Elsevier NV                                      $   588,810
68,040    Gannett Co.                                        4,076,957
125,263   John Wiley & Sons, Inc.                            4,741,205
188,438   McGraw-Hill Co., Inc.                             10,857,798
                                                           $20,264,770
          Total Media                                      $28,301,334

          Retailing - 6.2 %
          Computer & Electronics Retail - 0.1 %
9,295     GameStop Corp. (Class B) *                       $   402,659
          Department Stores - 1.8 %
50,178    Federated Department Stores, Inc.                $ 3,662,994
147,889   Nordstrom, Inc.                                    5,794,291
                                                           $ 9,457,285
          General Merchandise Stores - 1.8 %
177,813   Target Corp.                                     $ 9,248,054
          Home Improvement Retail - 1.9 %
121,451   Home Depot, Inc.                                 $ 5,137,377
70,792    Lowe's Co., Inc.                                   4,561,836
                                                           $ 9,699,213
          Specialty Stores - 0.6 %
29,018    Barnes & Noble, Inc.                             $ 1,342,083
69,072    Staples, Inc. *                                    1,762,717
                                                           $ 3,104,800
          Total Retailing                                  $31,912,011

          Food & Drug Retailing - 3.3 %
          Drug Retail - 2.1 %
75,467    CVS Corp.                                        $ 2,254,199
190,303   Walgreen Co.                                       8,207,768
                                                           $10,461,967
          Food Distributors - 1.0 %
161,566   Sysco Corp.                                      $ 5,178,190
          Hypermarkets & Supercenters - 0.2 %
19,649    Costco Wholesale Corp.                           $ 1,064,190
          Total Food & Drug Retailing                      $16,704,347

          Food, Beverage & Tobacco - 4.9 %
          Packaged Foods & Meats - 3.6 %
118,941   Campbell Soup Co.                                $ 3,853,688
76,411    General Mills, Inc.                                3,872,509
108,055   H.J. Heinz Co., Inc.                               4,097,446
82,795    Hershey Foods Corp.                                4,324,383
23,685    Kellogg Co.                                        1,043,087
73,473    Sara Lee Corp.                                     1,313,697
                                                           $18,504,810
          Soft Drinks - 1.3 %
113,124   PepsiCo, Inc.                                    $ 6,537,436
          Total Food, Beverage & Tobacco                   $25,042,246

          Household & Personal Products - 1.7 %
          Household Products - 1.2 %
14,255    Clorox Co.                                       $   853,162
96,982    Colgate-Palmolive Co.                              5,537,672
                                                           $ 6,390,834
          Personal Products - 0.5 %
67,208    Estee Lauder Co. *                               $ 2,499,466
          Total Household & Personal Products              $ 8,890,300

          Health Care Equipment & Services - 3.7 %
          Health Care Equipment - 3.7 %
71,108    Becton, Dickinson & Co.                          $ 4,378,831
63,338    Biomet, Inc.                                       2,249,766
63,800    C. R. Bard, Inc.                                   4,326,278
39,539    Medtronic, Inc.                                    2,006,604
61,600    St. Jude Medical, Inc. *                           2,525,600
30,665    Stryker Corp. *                                    1,359,686
31,200    Zimmer Holdings, Inc. *                            2,109,120
                                                           $18,955,885
          Total Health Care Equipment & Services           $18,955,885

          Pharmaceuticals & Biotechnology - 8.7 %
          Biotechnology - 0.8 %
53,778    Amgen, Inc. *                                    $ 3,912,350
          Pharmaceuticals - 7.9 %
102,710   Abbott Laboratories                              $ 4,362,094
53,017    Barr Laboratorie, Inc. *                           3,339,011
132,985   Bristol-Myers Squibb Co.                           3,272,761
80,039    Eli Lilly & Co.                                    4,426,157
123,058   Johnson & Johnson                                  7,287,495
95,767    Merck & Co., Inc.                                  3,373,871
77,980    Novartis AG (A.D.R.) *                             4,323,211
103,100   Pfizer, Inc.                                       2,569,252
36,377    Roche Holdings AG (A.D.R.) *                       2,708,195
175,915   Schering-Plough Corp.                              3,340,626
35,811    Teva Pharmaceutical Industries, Ltd.               1,474,697
                                                           $40,477,370
          Total Pharmaceuticals & Biotechnology            $44,389,720

          Banks - 9.3 %
          Diversified Banks - 4.4 %
86,529    Bank of America Corp.                            $ 3,940,531
235,635   U.S. Bancorp                                       7,186,868
39,577    Wachovia Corp.                                     2,218,291
140,973   Wells Fargo  & Co.                                 9,003,946
                                                           $22,349,636
          Regional Banks - 3.2 %
25,377    Compass Bancshares, Inc.                         $ 1,284,330
83,035    First Horizon National Corp.                       3,458,408
170,284   National City Corp.                                5,942,912
55,102    SunTrust Banks, Inc.                               4,009,222
21,817    Zions Bancorporation                               1,804,920
                                                           $16,499,792
          Thrifts & Mortgage Finance - 1.7 %
34,700    Golden West Financial Corp.                      $ 2,356,130
146,301   Washington Mutual, Inc.                            6,235,349
                                                           $ 8,591,479
          Total Banks                                      $47,440,907

          Diversified Financials - 6.0 %
          Asset Management & Custody Banks - 3.5 %
43,970    Federated Investors, Inc. *                      $ 1,717,029
104,482   State Street Corp.                                 6,313,847
124,803   T. Rowe Price Associates, Inc.                     9,760,843
                                                           $17,791,719
          Consumer Finance - 1.2 %
112,725   American Express Co.                             $ 5,923,699
          Investment Banking & Brokerage - 0.9 %
58,452    Merrill Lynch & Co., Inc.                        $ 4,603,680
          Diversified Financial Services - 0.4 %
42,750    Citigroup, Inc.                                  $ 2,019,083
          Total Diversified Financials                     $30,338,181

          Insurance - 2.1 %
          Multi-Line Insurance - 0.2 %
13,522    Hartford Financial Services Group, Inc.          $ 1,089,197
          Property & Casualty Insurance - 1.9 %
40,815    Axis Capital Holdings, Ltd.                      $ 1,220,369
68,753    Chubb Corp.                                        6,561,786
34,082    Safeco Corp.                                       1,711,257
                                                           $ 9,493,412
          Total Insurance                                  $10,582,609

          Software & Services - 3.8 %
          Application Software - 0.6 %
86,186    Adobe Systems, Inc. *                            $ 3,009,615
          Data Processing & Outsourced Services - 2.2 %
181,884   Automatic Data Processing, Inc.                  $ 8,308,461
25,841    DST Systems, Inc. *                                1,497,228
28,113    Fiserv, Inc. *                                     1,196,208
                                                           $11,001,897
          Systems Software - 1.0 %
188,375   Microsoft Corp.                                  $ 5,125,684
          Total Software & Services                        $19,137,196

          Technology Hardware & Equipment - 6.7 %
          Communications Equipment - 3.1 %
139,000   Cisco Systems, Inc. *                            $ 3,012,130
313,651   Motorola, Inc.                                     7,185,744
274,102   Nokia Corp. (A.D.R.)                               5,679,393
                                                           $15,877,267
          Computer Hardware - 2.5 %
106,976   Dell, Inc. *                                     $ 3,183,606
176,511   Hewlett-Packard Co.                                5,807,212
703,372   Sun Microsystems, Inc. *                           3,608,298
                                                           $12,599,116
          Computer Storage & Peripherals - 0.4 %
134,374   EMC Corp. *                                      $ 1,831,518
          Office Electronics - 0.7 %
57,242    Canon, Inc. (A.D.R.)                             $ 3,780,834
          Total Technology Hardware & Equipment            $34,088,735

          Semiconductors - 2.6 %
          Semiconductor Equipment - 0.3 %
96,070    Applied Materials, Inc.                          $ 1,682,186
          Semiconductors - 2.3 %
20,845    Freescale Semiconductor, Inc. (Class B) *        $   578,866
219,029   Intel Corp.                                        4,238,211
211,248   Texas Instruments, Inc.                            6,859,223
                                                           $11,676,300
          Total Semiconductors                             $13,358,486

          Telecommunication Services - 4.2 %
          Integrated Telecommunication Services - 3.9 %
279,088   AT&T Corp.                                       $ 7,546,540
141,901   BellSouth Corp.                                    4,916,870
74,411    Century Telephone Enterprises, Inc.                2,910,958
129,130   Verizon Communications, Inc.                       4,398,168
                                                           $19,772,536
          Wireless Telecommunication Services - 0.3 %
23,216    Alltel Corp.                                     $ 1,503,236
          Total Telecommunication Services                 $21,275,772

          Utilities - 1.5 %
          Electric Utilities - 0.5 %
15,000    Exelon Corp.                                     $   793,500
56,177    Southern Co.                                       1,840,920
                                                           $ 2,634,420
          Multi-Utilities - 1.0 %
34,904    Consolidated Edison, Inc.                        $ 1,518,324
74,103    KeySpan Energy Corp.                               3,028,583
13,700    PG&E Corp.                                           532,930
                                                           $ 5,079,837
          Total Utilities                                  $ 7,714,257
          TOTAL COMMON STOCK                               $506,422,825
          (Cost   $384,571,748)
          TOTAL INVESTMENT IN SECURITIES - 99.5%           $506,422,825
          (Cost   $384,571,748) (a)
          OTHER ASSETS AND LIABILITIES - 0.5%              $2,644,045

          TOTAL NET ASSETS - 100.0%                        $509,066,870

(A.D.R.)  American Depositary Receipt

*         Non-income producing security

(a)       At March 31, 2006, the net unrealized gain on investments
          based on cost for federal income tax purposes of  $384,764,501 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost        $  139,151,914

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (17,493,590)

          Net unrealized gain                              $  121,658,324


          Pioneer High Yield VCT Portfolio
          Schedule of Investments  3/31/06 (unaudited)

Principal Amount ($)                                         Value
          CONVERTIBLE PREFERRED STOCK - 1.7 %
          Materials - 1.3 %
          Diversified Metals & Mining - 1.3 %
1,200     Freeport-MC Copp., 5.5%, 12/31/49                $1,538,550
          Total Materials                                  $1,538,550

          Banks - 0.4 %
          Thrifts & Mortgage Finance - 0.4 %
10,000    Sovereign Cap Trust IV, 4.375%, 3/1/34           $ 453,750
          Total Banks                                      $ 453,750
          TOTAL CONVERTIBLE PREFERRED STOCK                $1,992,300
          (Cost   $1,648,750)

          CONVERTIBLE CORPORATE BONDS - 6.9 %
          Materials - 1.1 %
          Commodity Chemicals - 0.3 %
200,000   Millennium Chemicals, Inc., 4.0%, 11/15/23       $ 318,500
          Gold - 0.8 %
800,000   Coeur D'Alene Mines Corp., 1.25%, 1/15/24        $ 837,000
          Total Materials                                  $1,155,500

          Capital Goods - 1.4 %
          Electrical Component & Equipment - 1.4 %
2,595,000 Roper Industries, Inc., 1.4813%, 1/15/34         $1,644,581
          Total Capital Goods                              $1,644,581

          Media - 1.6 %
          Advertising - 1.6 %
1,800,000 Interpublic Group Co., 4.5%, 3/15/23             $1,863,000
          Total Media                                      $1,863,000

          Retailing - 0.9 %
          Automotive Retail - 0.9 %
1,000,000 Sonic Automotive, Inc., 5.25%, 5/7/09            $ 983,750
          Total Retailing                                  $ 983,750

          Health Care Equipment & Services - 0.5 %
          Health Care Equipment - 0.5 %
375,000   Epix Medical, 3.0%, 6/15/24 (144A)               $ 240,938
450,000   Wilson Greatbatch Tech., 2.25%, 6/15/13            379,125
                                                           $ 620,063
          Total Health Care Equipment & Services           $ 620,063

          Technology Hardware & Equipment - 1.4 %
          Electronic Equipment & Instruments - 1.2 %
300,000   Flir Systems, Inc., 3.0%, 6/1/23                 $ 428,625
1,000,000 Veeco Instruments, 4.125%, 12/21/08                971,250
                                                           $1,399,875
          Technology Distributors - 0.2 %
300,000   Bell Microproducts, Inc., 3.75%, 3/5/24          $ 256,500
          Total Technology Hardware & Equipment            $1,656,375
          TOTAL CONVERTIBLE CORPORATE BONDS                $7,923,269
          (Cost   $8,085,513)

          PREFERRED STOCK - 1.7 %
          Real Estate - 1.7 %
          Real Estate Management & Development - 1.7 %
75,000    Forest City Enterprises, 7.375%, 2/1/34          $1,912,500
          TOTAL PREFERRED STOCK                            $1,912,500
          (Cost   $1,917,000)

          COMMON STOCK - 9.2 %
          Energy - 0.2 %
          Oil & Gas Refining & Marketing - 0.2 %
2,900     Tesoro Petroleum Corp.                           $ 198,186
          Total Energy                                     $ 198,186

          Materials - 1.7 %
          Commodity Chemicals - 0.1 %
3,500     Georgia Gulf Corp. *                             $  90,965
          Construction Materials - 0.1 %
1,752     Texas Industries, Inc.                           $ 105,978
          Industrial Gases - 0.5 %
8,600     Air Products & Chemicals, Inc.                   $ 577,834
          Specialty Chemicals - 1.0 %
1,700     Arch Chemicals, Inc.                             $  51,680
63,100    RPM, Inc.                                         1,132,014
                                                           $1,183,694
          Total Materials                                  $1,958,471

          Capital Goods - 0.5 %
          Electrical Component & Equipment - 0.5 %
10,100    General Cable Corp. *                            $ 306,333
3,542     Franklin Electric Co., Inc. *                      193,570
                                                           $ 499,903
          Total Capital Goods                              $ 499,903

          Household & Personal Products - 0.9 %
          Personal Products - 0.9 %
24,600    Alberto-Culver Co. (Class B)                     $1,088,058
          Total Household & Personal Products              $1,088,058

          Health Care Equipment & Services - 1.5 %
          Health Care Equipment - 1.5 %
10,900    Beckman Coulter, Inc. *                          $ 594,813
18,000    Bio-Rad Laboratories, Inc. *                      1,122,300
                                                           $1,717,113
          Total Health Care Equipment & Services           $1,717,113

          Pharmaceuticals & Biotechnology - 2.2 %
          Biotechnology - 1.2 %
11,900    PDL BioPharma, Inc. *                            $ 390,320
28,400    Vertex Pharmaceuticals, Inc. *                    1,039,156
                                                           $1,429,476
          Pharmaceuticals - 1.0 %
43,900    Bristol-Myers Squibb Co.                         $1,080,379
          Total Pharmaceuticals & Biotechnology            $2,509,855

          Real Estate - 0.0 %
          Real Estate Investment Trusts - 0.0 %
1,500     Equity Office Properties Trust                   $  50,370
          Total Real Estate                                $  50,370

          Utilities - 2.2 %
          Gas Utilities - 1.0 %
35,900    Southern Union Co. *                             $ 891,397
9,600     Washington Gas Light Co. *                         292,032
                                                           $1,183,429
          Independent Power Producer & Energy Traders - 1.2 %
31,100    NRG Energy, Inc. *                               $1,406,342
          Total Utilities                                  $2,589,771
          TOTAL COMMON STOCK                               $10,611,727
          (Cost   $9,708,212)

          CORPORATE BONDS - 79.0 %
          Energy - 6.2 %
          Coal & Consumable Fuels - 2.1 %
2,500,000 Massey Energy Co., 6.875%, 12/15/13 (144A)       $2,450,000
          Oil & Gas Equipment & Services - 0.8 %
1,000,000 Holly Energy Partners LP, 6.25%, 3/1/15          $ 945,000
          Oil & Gas Refining & Marketing - 3.3 %
1,031,000 Frontier Oil Corp., 6.625%, 10/1/11              $1,028,423
2,850,000 Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)     2,800,125
                                                           $3,828,548
          Total Energy                                     $7,223,548

          Materials - 22.6 %
          Aluminum - 3.4 %
4,000,000 Novelis, Inc., 7.25%, 2/15/15 (Reg S)            $3,840,000
          Commodity Chemicals - 6.1 %
1,750,000 Arco Chemical Co., 9.8%, 2/1/20                  $1,907,500
2,650,000 Nova Chemicals Corp., 7.4%, 4/1/09                2,666,563
2,500,000 Nova Chemicals Corp., 7.875%, 9/15/25             2,400,000
                                                           $6,974,063
          Construction Materials - 1.3 %
1,500,000 Texas Industries, Inc, 7.25%, 7/15/13            $1,545,000
          Diversified Metals & Mining - 0.9 %
1,000,000 Freeport-McMoran Copper & Gold, 6.875%, 2/1/09   $1,000,000
          Fertilizers & Agricultural Chemicals - 2.6 %
3,000,000 Scotts Co., 6.625%, 11/15/13                     $3,015,000
          Metal & Glass Containers - 0.6 %
800,000   Crown Cork and Seal Co., Inc., 7.375%, 12/15/26  $ 744,000
          Paper Products - 5.4 %
200,000   Abitibi-Consolidated, Inc., 6.0%, 6/20/13        $ 172,000
2,250,000 Abitibi-Consolidated, Inc., 8.55%, 8/1/10         2,261,250
885,000   Bowater Canada Finance, 7.95%, 11/15/11            882,788
3,100,000 Bowater, Inc., 6.5%, 6/15/13                      2,890,750
                                                           $6,206,788
          Specialty Chemicals - 2.3 %
1,950,000 Millennium America, Inc., 7.625%, 11/15/26       $1,662,375
1,000,000 Millennium America, Inc., 9.25%, 6/15/08          1,016,250
                                                           $2,678,625
          Total Materials                                  $26,003,476

          Capital Goods - 13.7 %
          Aerospace & Defense - 5.4 %
4,000,000 DRS Technologies, Inc., 6.875%, 11/1/13          $4,000,000
2,150,000 Esterline Technology, 7.75%, 6/15/13              2,209,125
                                                           $6,209,125
          Industrial Machinery - 8.3 %
3,000,000 Gardner Denver, Inc., 8.0%, 5/1/13 (144A)        $3,150,000
517,000   JLG Industries, Inc., 8.375%, 6/15/12              542,850
800,000   Manitowoc Co., Inc., 7.125%, 11/1/13               816,000
5,400,000 Mueller Industries, Inc. 6.0%, 11/1/14            5,076,000
                                                           $9,584,850
          Total Capital Goods                              $15,793,975

          Automobiles & Components - 0.3 %
          Tires & Rubber - 0.3 %
300,000   Goodyear Tire & Rubber, 7.857%, 8/15/11          $ 293,250
          Total Automobiles & Components                   $ 293,250

          Consumer Durables & Apparel - 1.0 %
          Homebuilding - 1.0 %
1,000,000 Beazer Homes USA, 6.875%, 7/15/15                $ 950,000
185,000   Meritage Homes Corp., 6.25%, 3/15/15               163,725
                                                           $1,113,725
          Total Consumer Durables & Apparel                $1,113,725

          Media - 1.9 %
          Advertising - 1.9 %
2,300,000 Interpublic Group, Inc., 7.25%, 8/15/11          $2,167,750
          Total Media                                      $2,167,750

          Retailing - 4.8 %
          Automotive Retail - 1.8 %
2,290,000 Pep Boys-Manny Moe Jack, 7.5%, 12/15/14          $2,061,000
          Distributors - 3.0 %
3,500,000 Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)  $3,552,500
          Total Retailing                                  $5,613,500

          Health Care Equipment & Services - 1.5 %
          Health Care Supplies - 1.5 %
1,700,000 Inverness Medical Innovation, 8.75%, 2/15/12     $1,674,500
          Total Health Care Equipment & Services           $1,674,500

          Pharmaceuticals & Biotechnology - 2.6 %
          Pharmaceuticals - 2.6 %
3,000,000 Valeant Pharmaceuticals, 7.0%, 12/15/11          $2,970,000
          Total Pharmaceuticals & Biotechnology            $2,970,000

          Real Estate - 9.0 %
          Real Estate Management & Development - 3.1 %
3,435,000 Forest City Enterprises, 7.625%, 6/1/15          $3,623,925
          Real Estate Investment Trusts - 5.9 %
1,500,000 BF Saul Real Estate Investment Trust, 7.5%, 3/1/1$1,537,500
2,300,000 Crescent Real Estate, 9.25%, 4/15/09              2,410,170
2,500,000 Meristar Hospitality Corp., 9.125%, 1/15/11       2,893,750
                                                           $6,841,420
          Total Real Estate                                $10,465,345

          Technology Hardware & Equipment - 6.6 %
          Electronic Equipment & Instruments - 3.1 %
1,835,000 General Cable Corp., 9.5%, 11/15/10              $1,981,800
1,500,000 Itron, Inc., 7.75%, 5/15/12                       1,541,250
                                                           $3,523,050
          Technology Distributors - 3.5 %
2,550,000 Arrow Electronic, Inc., 6.875%, 6/1/18           $2,597,017
1,600,000 Anixter International Corp., 5.95%, 3/1/15        1,484,723
                                                           $4,081,740
          Total Technology Hardware & Equipment            $7,604,790

          Utilities - 8.8 %
          Electric Utilities - 5.7 %
3,200,000 Allegheny Energy Supply, 7.8%, 3/15/11           $3,404,000
1,750,000 Allegheny Energy Supply, 8.25% 4/15/12 (144A)     1,918,438
1,200,000 CMS Energy Corp., 7.5%, 1/15/09                   1,234,500
                                                           $6,556,938
          Multi-Utilities - 3.1 %
450,000   CMS Energy Corp., 6.875%, 12/15/15               $ 455,063
3,000,000 CMS Energy Corp., 7.75%, 8/1/10                   3,142,498
                                                           $3,597,561
          Total Utilities                                  $10,154,499
          TOTAL CORPORATE BONDS                            $91,078,358
          (Cost   $91,786,175)
          TOTAL INVESTMENT IN SECURITIES - 98.5%           $113,518,154
          (Cost   $113,145,650) (a)
          OTHER ASSETS AND LIABILITIES - 1.5%              $1,722,227

          TOTAL NET ASSETS - 100.0%                        $115,240,381

*         Non-income producing security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2006, the value of these securities amounted to $14,112,001 or 12.2% of total net assets.

(a)       At March 31, 2006, the net unrealized gain on investments
          based on cost for federal income tax purposes of  $113,152,436 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost        $   3,143,440

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (2,777,722)

          Net unrealized gain                              $      365,718


       Pioneer International Value VCT Portfolio
       Schedule of Investments  3/31/06 (unaudited)

Shares                                                      Value
       PREFERRED STOCK - 1.1 %
       Utilities - 1.1 %
       Multi-Utilities - 1.1 %
4,260  RWE AG *                                           $ 332,973
       TOTAL PREFERRED STOCK                              $ 332,973
       (Cost   $266,470)

       COMMON STOCK- 97.5 %
       Energy - 9.7 %
       Integrated Oil & Gas - 7.2 %
14,620 BP Amoco Plc                                       $ 168,119
2,190  Gazprom (A.D.R.) *                                   200,823
3,530  Lukoil Holding  (A.D.R.)                             294,402
4,020  Petrobras Brasileiro (A.D.R.)                        320,997
10,650 Repsol SA                                            301,860
3,400  Statoil ASA                                           96,883
2,720  Total SA *                                           717,252
                                                          $2,100,336
       Oil & Gas Equipment & Services - 1.7 %
10,000 Saipem S.p.A.                                      $ 231,139
3,580  Technip                                              243,114
                                                          $ 474,253
       Oil & Gas Exploration & Production - 0.8 %
299,630CNOOC, Ltd.                                        $ 233,789
       Total Energy                                       $2,808,378

       Materials - 7.9 %
       Construction Materials - 1.7 %
8,920  CRH Plc                                            $ 311,126
2,510  Holcim, Ltd.                                         199,973
                                                          $ 511,099
       Diversified Metals & Mining - 3.4 %
16,722 Broken Hill Proprietary Co., Ltd.                  $ 333,471
7,040  Freeport-McMoRan Copper & Gold, Inc. (Class B)       420,781
4,650  Rio Tinto Plc                                        239,893
                                                          $ 994,145
       Specialty Chemicals - 0.7 %
3,600  Shin-Etsu Chemical Co., Ltd.                       $ 195,483
       Steel - 2.1 %
7,690  Companhia Vale do Rio Doce (A.D.R.)                $ 332,439
23,400 Hitachi Metals, Ltd.                                 275,457
                                                          $ 607,896
       Total Materials                                    $2,308,623

       Capital Goods - 10.6 %
       Building Products - 1.3 %
3,070  Compagnie de Saint Gobain                          $ 214,266
2,940  Wienerberger AG                                      147,925
                                                          $ 362,191
       Construction & Farm Machinery & Heavy Trucks - 3.1 %
11,770 Daewoo Heavy Industries & Machinery, Ltd. *        $ 310,816
4,080  Hyundai Heavy Industries *                           355,443
12,000 Komatsu, Ltd.                                        228,963
                                                          $ 895,222
       Heavy Electrical Equipment - 1.6 %
55,200 Mitsubishi Electric Corp.                          $ 468,665
       Industrial Conglomerates - 1.2 %
1      KOC Holding AS                                     $       5
3,860  Siemens *                                            360,062
                                                          $ 360,067
       Industrial Machinery - 1.5 %
14,120 Nabtesco Corp.                                     $ 175,525
2,800  Fanuc, Ltd.                                          269,441
                                                          $ 444,966
       Trading Companies & Distributors - 1.9 %
20,000 Mitsui & Co., Ltd.                                 $ 289,294
19,000 Sumitomo Corp.                                       270,669
                                                          $ 559,963
       Total Capital Goods                                $3,091,074

       Commercial Services & Supplies - 0.7 %
       Human Resource & Employment Services - 0.7 %
3,740  Adecco SA *                                        $ 208,890
       Total Commercial Services & Supplies               $ 208,890

       Transportation - 2.7 %
       Air Freight & Couriers - 0.6 %
4,820  TNT NV                                             $ 166,592
       Airport Services - 0.7 %
15,290 BAA Plc *                                          $ 221,627
       Railroads - 1.4 %
54     East Japan Railway Co.                             $ 400,106
       Total Transportation                               $ 788,325

       Automobiles & Components - 4.9 %
       Auto Parts & Equipment - 1.1 %
8,120  Denso Corp.                                        $ 320,896
       Automobile Manufacturers - 2.3 %
2,860  Hyundai Motor Co., Ltd. *                          $ 239,537
7,900  Toyota Motor Co.                                     430,251
                                                          $ 669,788
       Tires & Rubber - 1.5 %
4,240  Compagnie Generale des Etablissements Michelin     $ 266,123
1,660  Continental AG                                       182,666
                                                          $ 448,789
       Total Automobiles & Components                     $1,439,473

       Consumer Durables & Apparel - 4.8 %
       Apparel, Accessories & Luxury Goods - 1.1 %
1,650  Adidas-Salomon AG                                  $ 326,257
       Consumer Electronics - 2.2 %
5,910  Philips Electronics NV *                           $ 199,471
9,500  Sony Corp.                                           438,013
                                                          $ 637,484
       Footwear - 1.0 %
740    Puma AG Rudolf Dassler Sport *                     $ 279,847
       Homebuilding - 0.5 %
6,850  Persimmon Plc                                      $ 157,849
       Total Consumer Durables & Apparel                  $1,401,437

       Consumer Services - 1.1 %
       Casinos & Gaming - 0.4 %
3,140  Opap SA *                                          $ 120,095
       Hotels, Resorts & Cruise Lines - 0.7 %
4,170  Carnival Corp.                                     $ 197,533
       Total Consumer Services                            $ 317,628

       Media - 2.1 %
       Advertising - 0.8 %
20,150 WPP Group Plc                                      $ 241,330
       Broadcasting & Cable Tv - 1.3 %
10,540 Grupo Televisa SA (A.D.R.)                         $ 209,746
230    Jupiter Telecommunications Co., Ltd. *               162,636
                                                          $ 372,382
       Total Media                                        $ 613,712

       Retailing - 2.0 %
       Apparel Retail - 0.6 %
42,700 Truworths International, Ltd.                      $ 193,729
       Department Stores - 1.4 %
4,700  Next Plc *                                         $ 136,535
16,440 Takashimaya Co., Ltd.                                250,705
                                                          $ 387,240
       Total Retailing                                    $ 580,969

       Food & Drug Retailing - 3.3 %
       Food Retail - 0.6 %
32,730 Tesco Plc                                          $ 187,387
       Hypermarkets & Supercenters - 2.7 %
11,700 Aeon Co., Ltd.                                     $ 282,883
4,100  Brasil Distr Pao Acu (A.D.R.) (b)                    172,815
3,370  Carrefour Supermarch *                               179,057
320    Shinsegae Co., Ltd. *                                145,789
                                                          $ 780,544
       Total Food & Drug Retailing                        $ 967,931

       Food, Beverage & Tobacco - 1.7 %
       Packaged Foods & Meats - 1.7 %
920    Nestle SA *                                        $ 273,245
13,570 Toyo Suisan Kaisha, Ltd.                             207,001
                                                          $ 480,246
       Total Food, Beverage & Tobacco                     $ 480,246

       Health Care Equipment & Services - 0.9 %
       Health Care Equipment - 0.9 %
2,260  Synthes, Inc.                                      $ 247,366
       Total Health Care Equipment & Services             $ 247,366

       Pharmaceuticals & Biotechnology - 7.0 %
       Pharmaceuticals - 7.0 %
5,600  Astellas Pharma, Inc.                              $ 213,180
6,272  Astrazeneca Plc                                      315,489
10,900 Daiichi Sankyo Co., Ltd. *                           248,399
2,900  Novartis *                                           161,364
3,628  Roche Holdings AG *                                  540,462
1,390  Schering AG *                                        144,631
5,740  Shire Pharmaceuticals Group Plc (A.D.R.)             266,853
2,740  UCB SA                                               134,865
                                                          $2,025,243
       Total Pharmaceuticals & Biotechnology              $2,025,243

       Banks - 14.7 %
       Diversified Banks - 14.7 %
9,610  Banco Bilbao Vizcaya Argentaria SA                 $ 200,464
2,210  Banco Itau SA *                                       65,792
39,325 Barclays Plc                                         459,879
4,770  BNP Paribas SA                                       442,864
4,150  Commonwealth Bank of Australia                       134,556
25,200 Development Bank of Singapore, Ltd.                  254,122
12,820 Dnb Nor Asa *                                        172,625
2,700  Kookmin Bank (A.D.R.) *                              230,904
28     Mitsubishi UFJ Financial Group, Inc.                 427,961
14,910 Royal Bank of Scotland Group Plc                     484,814
3,529  Societe Generale                                     530,272
38     Sumitomo Mitsui Financial Group, Inc.                419,666
26,510 Turkiye Is Bankasi (Isbank) *                        220,387
3,290  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) ( 243,164
                                                          $4,287,470
       Total Banks                                        $4,287,470

       Diversified Financials - 6.6 %
       Asset Management & Custody Banks - 1.2 %
2,640  Julius Baer Holding *                              $ 238,251
2,670  Man Group Plc *                                      114,229
                                                          $ 352,480
       Diversified Capital Markets - 3.0 %
9,910  CS Group                                           $ 555,868
2,850  UBS AG                                               312,293
                                                          $ 868,161
       Investment Banking & Brokerage - 0.7 %
15,000 Daiwa Securities Group, Inc.                       $ 201,346
       Diversified Financial Services - 1.7 %
12,670 ING Groep N.V.                                     $ 499,609
       Total Diversified Financials                       $1,921,596

       Insurance - 4.8 %
       Life & Health Insurance - 0.9 %
4,820  China Life Insurance Co. (A.D.R.) *                $ 246,061
       Multi-Line Insurance - 3.1 %
16,900 Aviva Plc                                          $ 234,693
10,170 AXA                                                  355,799
1,370  Zurich Financial Services *                          321,594
                                                          $ 912,086
       Property & Casualty Insurance - 0.8 %
17,840 Mitsui Sumitomo Insurance Co.                      $ 242,768
       Total Insurance                                    $1,400,915

       Real Estate - 1.2 %
       Real Estate Management & Development - 1.2 %
14,700 Mitsui Fudosan Co.                                 $ 337,604
       Total Real Estate                                  $ 337,604

       Software & Services - 1.8 %
       Application Software - 0.3 %
430    SAP AG *                                           $  93,449
       IT Consulting & Other Services - 1.5 %
2,160  Atos Origin *                                      $ 160,145
2,180  Nomura Research Institute, Ltd.                      267,003
                                                          $ 427,148
       Total Software & Services                          $ 520,597

       Technology Hardware & Equipment - 3.5 %
       Communications Equipment - 1.4 %
111,350Ericsson LM Tel Sur B *                            $ 421,876
       Electronic Equipment & Instruments - 1.0 %
1,100  Keyence Corp. *                                    $ 285,570
       Office Electronics - 1.1 %
4,700  Canon, Inc.                                        $ 310,443
       Total Technology Hardware & Equipment              $1,017,889

       Semiconductors - 0.9 %
       Semiconductors - 0.9 %
20,570 Hon Hai Precision Industry (G.D.R.)                $ 254,757
       Total Semiconductors                               $ 254,757

       Telecommunication Services - 2.2 %
       Integrated Telecommunication Services - 1.8 %
10,500 France Telecom SA                                  $ 236,035
7,023  Telefonica SA                                        110,106
4,780  Telekom Austria AG                                   112,508
10,430 Telekomunikacja Polska SA                             70,907
                                                          $ 529,556
       Wireless Telecommunication Services - 0.4 %
3,720  Mobile Telesystems (A.D.R.)                        $ 123,132
       Total Telecommunication Services                   $ 652,688

       Utilities - 2.4 %
       Electric Utilities - 1.2 %
3,233  E.On AG                                            $ 355,381
       Gas Utilities - 1.2 %
77,000 Tokyo Gas Co., Ltd.                                $ 336,333
       Total Utilities                                    $ 691,714
       TOTAL COMMON STOCK                                 $28,364,525
       (Cost   $21,659,801)

       RIGHTS/WARRANTS - 0.0 %
       Materials - 0.0 %
       Fertilizers & Agricu Ltural Chemicals - 0.0 %
1,400  Syngenta AG, Expires 5/23/06 *                     $   1,762
       TOTAL RIGHTS/WARRANTS                              $   1,762
       (Cost   $1,171)

       TEMPORARY CASH INVESTMENTS - 0.6%
       Security Lending Collateral - 0.6 %
166,820Securities Lending Investment Fund, 4.67%          $ 166,820
       TOTAL TEMPORARY CASH INVESTMENTS                   $ 166,820
       (Cost   $166,820)
       TOTAL INVESTMENT IN SECURITIES - 99.2%             $28,866,080
       (Cost   $22,094,262) (a)
       OTHER ASSETS AND LIABILITIES - 0.8%                $218,801

       TOTAL NET ASSETS - 100.0%                          $29,084,881

(A.D.R.American Depositary Receipt

(G.D.R.Global Depositary Receipt

*      Non-income producing security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2006, the value of these securities amounted to $243,164 or 0.8% of total net assets.

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $22,109,490 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost          $  6,891,321

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value              (134,744)

       Net unrealized gain                                $  6,756,577

(b)    At March 31, 2006, the following security was out on loan:

Shares                      Security                        Value
3,800  Brasil Distr Pao Acu (A.D.R.) (b)                  $     160,170


           Pioneer Mid-Cap Value VCT Portfolio
           Schedule of Investments  3/31/06 (unaudited)

Shares                                                         Value
           COMMON STOCK - 97.7 %
           Energy - 5.3 %
           Coal & Consumable Fuels - 1.0 %
107,000    Massey Energy Co.                                $3,859,490
           Integrated Oil & Gas - 0.8 %
20,100     Amerada Hess Corp.                               $2,862,240
           Oil & Gas Drilling - 1.4 %
50,317     ENSCO International, Inc.                        $2,588,810
32,954     Transocean Offshore, Inc. *                       2,646,206
                                                            $5,235,016
           Oil & Gas Equipment & Services - 0.6 %
53,652     Weatherford International, Inc. *                $2,454,579
           Oil & Gas Exploration & Production - 0.8 %
30,200     Apache Corp.                                     $1,978,402
20,283     Devon Energy Corp.                                1,240,711
                                                            $3,219,113
           Oil & Gas Refining & Marketing - 0.7 %
40,504     Tesoro Petroleum Corp.                           $2,768,043
           Total Energy                                     $20,398,481

           Materials - 9.6 %
           Aluminum - 0.7 %
130,862    Novelis, Inc.                                    $2,691,831
           Diversified Chemical - 2.6 %
118,959    Ashland, Inc.                                    $8,455,606
26,892     PPG Industries, Inc.                              1,703,608
                                                            $10,159,214
           Diversified Metals & Mining - 1.3 %
47,117     Freeport-McMoRan Copper & Gold, Inc. (Class B)   $2,816,183
26,600     Phelps Dodge Corp.                                2,142,098
                                                            $4,958,281
           Industrial Gases - 2.1 %
123,072    Air Products & Chemicals, Inc.                   $8,269,208
           Metal & Glass Containers - 1.6 %
140,826    Ball Corp.                                       $6,172,404
           Specialty Chemicals - 1.3 %
144,600    International Flavor & Fragrances, Inc.          $4,962,672
           Total Materials                                  $37,213,610

           Capital Goods - 5.2 %
           Construction & Farm Machinery & Heavy Trucks - 2.1 %
103,936    Deere & Co.                                      $8,216,141
           Industrial Conglomerates - 1.0 %
150,800    Tyco International, Ltd.                         $4,053,504
           Trading Companies & Distributors - 2.1 %
107,736    W.W. Grainger, Inc.                              $8,117,908
           Total Capital Goods                              $20,387,553

           Commercial Services & Supplies - 3.2 %
           Commercial Printing - 1.4 %
171,283    R.R. Donnelly & Sons Co.                         $5,604,380
           Environmental & Facilities Services - 1.8 %
160,063    Republic Services, Inc.                          $6,804,278
           Total Commercial Services & Supplies             $12,408,658

           Transportation - 1.4 %
           Railroads - 1.4 %
100,900    Norfolk Southern Corp.                           $5,455,663
           Total Transportation                             $5,455,663

           Automobiles & Components - 0.5 %
           Auto Parts & Equipment - 0.5 %
33,500     Borg-Warner Automotive, Inc.                     $2,011,340
           Total Automobiles & Components                   $2,011,340

           Consumer Durables & Apparel - 1.1 %
           Homebuilding - 0.3 %
33,400     Toll Brothers, Inc. *                            $1,156,642
           Photographic Products - 0.8 %
107,773    Eastman Kodak Co.                                $3,065,064
           Total Consumer Durables & Apparel                $4,221,706

           Consumer Services - 2.7 %
           Casinos & Gaming - 1.5 %
73,800     Harrah's Entertainment, Inc. *                   $5,753,448
           Hotels, Resorts & Cruise Lines - 1.2 %
107,869    Royal Caribbean Cruises, Ltd.                    $4,532,655
           Total Consumer Services                          $10,286,103

           Media - 3.9 %
           Advertising - 1.5 %
612,280    The Interpublic Group of Companies, Inc. *       $5,853,397
           Broadcasting & Cable Television - 2.4 %
166,502    Clear Channel Communications, Inc.               $4,830,223
153,915    Entercom Communications Corp. *                   4,297,307
                                                            $9,127,530
           Total Media                                      $14,980,927

           Retailing - 4.2 %
           Apparel Retail - 0.8 %
127,643    Foot Locker, Inc.                                $3,048,115
           Department Stores - 2.0 %
103,961    Federated Department Stores, Inc.                $7,589,153
           Internet Retail - 1.4 %
269,208    Expedia, Inc. *                                  $5,456,846
           Total Retailing                                  $16,094,114

           Food & Drug Retailing - 3.0 %
           Drug Retail - 0.9 %
115,750    CVS Corp.                                        $3,457,453
           Food Retail - 2.1 %
327,688    Safeway, Inc.                                    $8,231,523
           Total Food & Drug Retailing                      $11,688,976

           Food, Beverage & Tobacco - 4.5 %
           Brewers - 1.6 %
92,021     Molson Coors Brewing Co. (Class B)               $6,314,481
           Packaged Foods & Meats - 1.2 %
124,325    H.J. Heinz Co., Inc.                             $4,714,404
           Tobacco - 1.7 %
152,600    UST, Inc. *                                      $6,348,160
           Total Food, Beverage & Tobacco                   $17,377,045

           Health Care Equipment & Services - 6.8 %
           Health Care Equipment - 1.0 %
170,600    Boston Scientific Corp. *                        $3,932,330
           Health Care Facilities - 2.5 %
106,600    Health Management Associates, Inc. *             $2,299,362
519,779    Tenet Healthcare Corp. *                          3,835,969
80,724     Triad Hospitals, Inc. *                           3,382,336
                                                            $9,517,667
           Health Care Services - 1.5 %
101,352    Laboratory Corp. of America Holdings *           $5,927,065
           Managed Health Care - 1.8 %
53,204     CIGNA Corp.                                      $6,949,506
           Total Health Care Equipment & Services           $26,326,568

           Pharmaceuticals & Biotechnology - 2.2 %
           Pharmaceuticals - 2.2 %
267,823    Perrigo Co.                                      $4,368,193
87,356     Shire Pharmaceuticals Group Plc (A.D.R.)          4,061,180
                                                            $8,429,373
           Total Pharmaceuticals & Biotechnology            $8,429,373

           Banks - 8.4 %
           Regional Banks - 5.8 %
56,456     City National Corp.                              $4,335,256
146,215    KeyCorp                                           5,380,712
96,900     Marshall & Ilsley Corp.                           4,222,902
133,594    North Fork Bancorporation,Inc.                    3,851,515
134,800    Regions Financial Corp.                           4,740,916
                                                            $22,531,301
           Thrifts & Mortgage Finance - 2.6 %
225,901    Hudson City Bancorp, Inc.                        $3,002,224
151,389    The PMI Group, Inc.                               6,951,783
                                                            $9,954,007
           Total Banks                                      $32,485,308

           Diversified Financials - 4.4 %
           Asset Management & Custody Banks - 2.5 %
94,404     Federated Investors, Inc. *                      $3,686,476
174,349    Mellon Bank Corp.                                 6,206,824
                                                            $9,893,300
           Investment Banking & Brokerage - 1.9 %
52,191     Bear Stearns Co., Inc.                           $7,238,892
           Total Diversified Financials                     $17,132,192

           Insurance - 8.3 %
           Insurance Brokers - 2.9 %
93,800     Aon Corp. *                                      $3,893,638
161,600    Marsh & McLennan Co., Inc.                        4,744,576
77,246     Willis Group Holdings, Ltd.                       2,646,448
                                                            $11,284,662
           Life & Health Insurance - 1.6 %
311,281    UNUM Corp.                                       $6,375,035
           Multi-Line Insurance - 2.0 %
56,960     Assurant, Inc.                                   $2,805,280
153,618    Genworth Financial, Inc.                          5,135,450
                                                            $7,940,730
           Property & Casualty Insurance - 0.9 %
5,998      White Mountains Insurance Group, Ltd.            $3,565,811
           Reinsurance - 0.9 %
121,292    Platinum Underwriter Holdings, Ltd.              $3,529,597
           Total Insurance                                  $32,695,835

           Real Estate - 2.8 %
           Real Estate Investment Trusts - 2.8 %
201,800    Annaly Mortgage Management, Inc.                 $2,449,852
93,200     Host Marriott Corp.                               1,994,480
74,100     ProLogis Trust                                    3,964,350
71,200     Ventas, Inc. *                                    2,362,416
                                                            $10,771,098
           Total Real Estate                                $10,771,098

           Software & Services - 1.4 %
           Data Processing & Outsourced Services - 1.4 %
407,762    The BISYS Group, Inc. *                          $5,496,632
           Total Software & Services                        $5,496,632

           Technology Hardware & Equipment - 8.8 %
           Communications Equipment - 2.2 %
295,500    Juniper Networks, Inc. *                         $5,649,960
176,349    Tellabs, Inc. *                                   2,803,949
                                                            $8,453,909
           Computer Hardware - 1.8 %
170,400    NCR Corp. *                                      $7,121,016
           Computer Storage & Peripherals - 1.0 %
89,171     Imation Corp.                                    $3,826,328
           Electronic Equipment & Instruments - 1.6 %
585,370    Symbol Technologies, Inc. *                      $6,193,215
           Office Electronics - 2.2 %
560,579    Xerox Corp. *                                    $8,520,801
           Total Technology Hardware & Equipment            $34,115,269

           Semiconductors - 1.1 %
           Semiconductors - 1.1 %
54,300     Freescale Semiconductor, Inc. *                  $1,510,083
100,700    Freescale Semiconductor, Inc. (Class B) *         2,796,439
                                                            $4,306,522
           Total Semiconductors                             $4,306,522

           Telecommunication Services - 1.4 %
           Integrated Telecommunication Services - 1.4 %
39,746     Century Telephone Enterprises, Inc.              $1,554,864
891,313    Cincinnati Bell, Inc. *                           4,028,735
                                                            $5,583,599
           Total Telecommunication Services                 $5,583,599

           Utilities - 7.5 %
           Electric Utilities - 3.4 %
114,300    Allegheny Energy, Inc. *                         $3,869,055
126,271    Edison International                              5,199,840
84,400     Firstenergy Corp. *                               4,127,160
                                                            $13,196,055
           Independent Power Producer & Energy Traders - 1.5 %
124,356    NRG Energy, Inc. *                               $5,623,378
           Multi-Utilities - 2.6 %
146,774    NSTAR                                            $4,199,204
150,961    PG&E Corp.                                        5,872,381
                                                            $10,071,585
           Total Utilities                                  $28,891,018
           TOTAL COMMON STOCK                               $378,757,590
           (Cost   $336,017,146)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 2.2 %
           Repurchase Agreement - 2.2 %
8,500,000  UBS Warburg, Inc., 4.45%, dated 3/31/06, repurchase price of $8,500,000 plus accrued interest on 4/3/06
           collateralized by $8,866,000 U.S. Treasury Bill, $8,500,000
           TOTAL TEMPORARY CASH INVESTMENTS                 $8,500,000
           (Cost   $8,500,000)
           TOTAL INVESTMENT IN SECURITIES - 99.9%           $387,257,590
           (Cost   $344,517,146) (a)
           OTHER ASSETS AND LIABILITIES - 0.1%              $       472,600

           TOTAL NET ASSETS - 100.0%                        $387,730,190

(A.D.R.)   American Depositary Receipt

*          Non-income producing security

(a)        At March 31, 2006, the net unrealized gain on investments
           based on cost for federal income tax purposes of  $345,664,574 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost        $  49,730,015

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (8,136,999)

           Net unrealized gain                              $  41,593,016


          Pioneer Money Market VCT Portfolio
          Schedule of Investments  3/31/06 (unaudited)

Principal Amount ($)                                     Value
          COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8 %
          Banks - 2.8 %
          Thrifts & Mortgage Finance - 2.8 %
978,692   Federal Home Loan Mortgage Corp. Multifamily VRD
          Certificate, Floating Rate Note, 1/15/42      $978,692
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS     $978,692
          (Cost   $978,692)

          CORPORATE BONDS - 50.5 %
          Commercial Services & Supplies - 4.2 %
          Office Services & Supplies - 4.2 %
1,500,000 Pitney Bowes, Inc., 5.875%, 5/1/06            $1,502,491
          Total Commercial Services & Supplies          $1,502,491

          Automobiles & Components - 4.2 %
          Automobile Manufacturers - 4.2 %
1,500,000 Toyota Motor Credit, Floating Rate Note, 6/23/$1,500,069
          Total Automobiles & Components                $1,500,069

          Food & Drug Retailing - 2.5 %
          Hypermarkets & Supercenters - 2.5 %
900,000   Wal-Mart Stores, Floating Rate Note, 3/28/07  $899,642
          Total Food & Drug Retailing                   $899,642

          Pharmaceuticals & Biotechnology - 2.8 %
          Pharmaceuticals - 2.8 %
1,000,000 Abbott Laboratories, 5.625%, 7/1/06           $1,003,499
          Total Pharmaceuticals & Biotechnology         $1,003,499

          Banks - 8.4 %
          Diversified Banks - 8.4 %
1,000,000 Bank of America Corp., 7.125%, 5/1/06         $1,002,715
500,000   HSBC Bank U.S.A, Floating Rate Note, 5/4/06    499,952
1,500,000 Wells Fargo & Co., Floating Rate Note, 6/12/06 1,500,338
                                                        $3,003,005
          Total Banks                                   $3,003,005

          Diversified Financials - 28.4 %
          Consumer Finance - 1.4 %
500,000   SLM Corp., Floating Rate Note, 4/25/06        $500,066

          Investment Banking & Brokerage - 11.3 %
1,000,000 Merrill Lynch, Floating Rate Note, Extendable $1,000,000
1,500,000 Lehman Brothers Holdings, 6.25%, 5/15/06       1,504,501
1,500,000 Credit Suisse First Boston, Floating Rate Note,1,500,973
                                                        $4,005,474
          Diversified Financial Services - 5.1 %
1,000,000 Citigroup Inc., Floating Rate Note, 5/19/06   $1,000,068
800,000   GE Capital Corp., Floating Rate Note, Extendabl800,000
                                                        $1,800,068
          Specialized Finance - 10.6 %
1,600,000 Caterpillar Financial Services, Floating Rate $1,601,171
400,000   CIT Group Inc., Floating Rate Note, 2/15/07    400,703
1,000,000 CIT Group Inc., Floating Rate Note, 9/22/06    1,001,899
500,000   GE Capital Corp., Floating Rate Note, 4/17/07  500,000
250,000   National Rural Utilities, 6.0%, 5/15/06        250,669
                                                        $3,754,442
          Total Diversified Financials                  $10,060,050
          TOTAL CORPORATE BONDS                         $17,968,756
          (Cost   $17,968,756)

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8 %
          Banks - 2.8 %
          Thrifts & Mortgage Finance - 2.8 %
1,000,000 Federal Home Loan Mortgage Corp., Floating Rat$1,000,000
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS      $1,000,000
          (Cost   $1,000,000)

          TEMPORARY CASH INVESTMENTS - 42.4 %
          Commercial Paper - 38.2 %
1,600,000 AIG Funding, Inc. 4.55%, 4/3/06               $1,599,596
1,000,000 Federal Home Loan Bank, 4.48%, 4/5/06          999,502
1,500,000 Federal Home Loan Bank, 4.65%, 4/21/06         1,496,125
1,700,000 Federal National Mortgage Association, 4.44%,  1,699,371
1,000,000 Federal National Mortgage Association, 4.65%,  999,753
1,000,000 Federal National Mortgage Association, 4.66%,  999,482
1,700,000 Minnesota Mining D/N, 4.65%, 5/18/06           1,689,680
1,400,000 National Rural Utilities, 4.69%, 4/19/06       1,396,717
1,036,000 Paccar Financial, 4.68%, 5/24/06               1,028,862
1,700,000 Prudential Funding, 4.72%, 4/28/06             1,693,982
                                                        $13,603,070
          Repurchase Agreement - 4.2 %
1,500,000 UBS Warburg, Inc., 4.45%, dated 3/31/06, repurchase price of $1,500,000 plus accrued interest on 4/3/06
          collateralized by $1,564,000 U.S. Treasury Bil$1,500,000

          TOTAL TEMPORARY CASH INVESTMENTS              $15,103,070
          (Cost   $15,103,070)
          TOTAL INVESTMENT IN SECURITIES - 98.5%        $35,050,518
          (Cost   $35,050,518) (a)
          OTHER ASSETS AND LIABILITIES - 1.5%           $533,830

          TOTAL NET ASSETS - 100.0%                     $35,584,348

(a) At March 31, 2006, cost for federal income tax purposes was $35,050,518.


        Pioneer Small Company VCT Portfolio
        Schedule of Investments  3/31/06 (unaudited)

Shares                                                      Value
        COMMON STOCK - 97.7 %
        Energy - 7.9 %
        Oil & Gas Equipment And Services - 5.0 %
3,100   Bristow Group, Inc. *                            $   95,790
4,400   Gulfmark Offshore, Inc. *                           122,320
2,900   Lone Star Technologies Inc. *                       160,689
2,800   Maverick Tube Corp. * (b)                           148,372
3,200   NS Group, Inc. *                                    147,296
                                                         $  674,467
        Oil & Gas Exploration & Production - 2.4 %
2,425   Forest Oil Corp. *                               $   90,162
1,962   Mariner Energy, Inc. *                               40,241
2,100   Stone Energy Corp. *                                 92,673
2,900   Swift Energy Co. *                                  108,634
                                                         $  331,710
        Oil & Gas Storage & Transporation - 0.5 %
1,300   Overseas Shipholding Group, Inc.                 $   62,309
        Total Energy                                     $1,068,486

        Materials - 5.9 %
        Aluminum - 1.1 %
3,600   Century Aluminum Co. *                           $  152,820
        Construction Materials - 1.0 %
2,950   Mega Bloks, Inc. (144A) *                        $   62,343
1,200   Texas Industries, Inc.                               72,588
                                                         $  134,931
        Diversified Chemical - 1.0 %
2,100   FMC Corp. *                                      $  130,158
        Specialty Chemicals - 1.7 %
2,800   H.B. Fuller Co.                                  $  143,752
9,700   PolyOne Corp. *                                      90,404
                                                         $  234,156
        Steel - 1.1 %
1,600   Carpenter Technology                             $  151,232
        Total Materials                                  $  803,297

        Capital Goods - 11.5 %
        Aerospace & Defense - 0.7 %
5,600   Orbital Sciences Corp. *                         $   88,592
        Construction & Farm Machinery & Heavy Trucks - 6.3 %
4,500   AGCO Corp. *                                     $   93,330
6,700   Commercial Vehicle Group, Inc. *                    128,707
5,100   Federal Signal Corp.                                 94,350
800     Nacco Industries, Inc.                              123,168
2,000   Terex Corp. *                                       158,480
2,400   The Toro Co.                                        114,600
4,400   Wabtec Corp.                                        143,440
                                                         $  856,075
        Electrical Component & Equipment - 1.5 %
29,200  Power-One, Inc. *                                $  210,240
        Industrial Machinery - 3.0 %
3,200   Albany International Corp.                       $  121,888
2,600   Flowserve Corp. *                                   151,684
2,175   Kennametal, Inc.                                    132,980
                                                         $  406,552
        Total Capital Goods                              $1,561,459

        Commercial Services & Supplies - 4.0 %
        Commercial Printing - 1.4 %
1,800   Consolidated Graphics, Inc. *                    $   93,816
2,575   John H. Harland Co.                                 101,198
                                                         $  195,014
        Diversified Commercial Services - 0.9 %
2,301   The Brinks Co.                                   $  116,799
        Human Resource & Employment Services - 1.7 %
2,700   Administaff, Inc.                                $  146,772
4,400   Korn/Ferry International *                           89,716
                                                         $  236,488
        Total Commercial Services & Supplies             $  548,301

        Transportation - 3.4 %
        Air Freight & Couriers - 0.5 %
2,100   Pacer International, Inc.                        $   68,628
        Railroads - 1.1 %
5,100   Genesee & Wyoming, Inc. *                        $  155,805
        Trucking - 1.8 %
2,300   Arkansas Best Corp.                              $   89,976
7,100   Swift Transportation Co., Inc. *                    154,283
                                                         $  244,259
        Total Transportation                             $  468,692

        Automobiles & Components - 0.9 %
        Auto Parts & Equipment - 0.9 %
5,400   Aftermarket Technology Corp. *                   $  122,094
        Total Automobiles & Components                   $  122,094

        Consumer Durables & Apparel - 3.8 %
        Footwear - 2.5 %
8,900   Skechers U.S.A. *                                $  221,877
5,450   Wolverine World Wide, Inc.                          120,609
                                                         $  342,486
        Housewares & Specialties - 1.2 %
3,000   American Greetings Corp.                         $   64,860
3,375   Yankee Candle Co.                                    92,374
                                                         $  157,234
        Leisure Products - 0.1 %
625     Mega Blocks *                                    $   13,208
        Total Consumer Durables & Apparel                $  512,928

        Consumer Services - 2.6 %
        Casinos & Gaming - 1.0 %
3,900   Scientific Games Corp *                          $  137,007
        Restaurants - 1.6 %
5,000   O'Charley's, Inc. *                              $   92,300
400     Morton's Restaraunt Group *                           6,952
3,400   Rare Hospitality International, Inc. *              118,422
                                                         $  217,674
        Total Consumer Services                          $  354,681

        Media - 0.8 %
        Publishing - 0.8 %
1,800   R.H. Donnelley Corp. *                           $  104,814
        Total Media                                      $  104,814

        Retailing - 2.7 %
        Apparel Retail - 2.7 %
7,100   Charming Shoppes, Inc. *                         $  105,577
2,300   Guess?, Inc. *                                       89,953
5,850   Stage Stores, Inc. *                                174,038
                                                         $  369,568
        Total Retailing                                  $  369,568

        Food, Beverage & Tobacco - 1.1 %
        Packaged Foods & Meats - 1.1 %
1,600   Lancaster Colony Corp.                           $   67,200
2,139   The J.M. Smucker Co.                                 84,918
                                                         $  152,118
        Total Food, Beverage & Tobacco                   $  152,118

        Household & Personal Products - 1.6 %
        Household Products - 0.9 %
2,300   Central Garden & Pet Co. *                       $  122,222
        Personal Products - 0.7 %
5,050   Nu Skin Enterprises, Inc.                        $   88,527
        Total Household & Personal Products              $  210,749

        Health Care Equipment & Services - 9.4 %
        Health Care Equipment - 0.8 %
4,300   Steris Corp.                                     $  106,124
        Health Care Facilities - 2.4 %
2,500   Lifepoint Hospitals, Inc. *                      $   77,750
3,804   Sunrise Senior Living, Inc. *                       148,242
2,100   Universal Health Services, Inc. (Class B)           106,659
                                                         $  332,651
        Health Care Services - 3.9 %
4,000   Cerner Corp. * (b)                               $  189,800
1,200   Chemed Corp.                                         71,208
9,000   eResearch Technology, Inc. * (b)                    129,510
1,325   Pediatrix Medical Group, Inc. *                     135,998
                                                         $  526,516
        Health Care Supplies - 1.2 %
1,975   Haemonetics Corp. *                              $  100,271
5,800   Merit Medical Systems, Inc. *                        69,658
                                                         $  169,929
        Managed Health Care - 1.1 %
3,500   Amerigroup Corp. *                               $   73,640
1,356   Coventry Health Care, Inc. *                         73,197
200     Healthspring, Inc. *                                  3,722
                                                         $  150,559
        Total Health Care Equipment & Services           $1,285,779

        Pharmaceuticals & Biotechnology - 3.9 %
        Biotechnology - 3.2 %
5,625   Cubist Pharmaceuticals, Inc. *                   $  129,206
7,300   InterMune, Inc. * (b)                               135,342
7,100   Serologicals Corp. * (b)                            173,666
                                                         $  438,214
        Pharmaceuticals - 0.7 %
5,100   Connetics Corp. * (b)                            $   86,343
        Total Pharmaceuticals & Biotechnology            $  524,557

        Banks - 6.2 %
        Regional Banks - 2.5 %
4,700   Community Bank System, Inc.                      $  104,951
5,500   Southwest Bancorp, Inc. *                           122,320
4,400   Susquehanna Bancshares, Inc.                        113,388
                                                         $  340,659
        Thrifts & Mortgage Finance - 3.7 %
4,300   BankAtlantic Bancorp, Inc.                       $   61,877
3,100   BankUnited Financial Corp. (b)                       83,824
5,000   Commercial Capital Bankcorp, Inc.                    70,300
4,500   Charter Municipal Mortgage Acceptance Co.            91,350
4,800   Provident Financial Services, Inc.                   86,880
2,125   Webster Financial Corp.                             102,978
                                                         $  497,209
        Total Banks                                      $  837,868

        Diversified Financials - 1.9 %
        Asset Management & Custody Banks - 0.8 %
6,078   Apollo Investment Corp.                          $  108,249
        Consumer Finance - 1.1 %
4,078   Advanta Corp. (Class B)                          $  150,356
        Total Diversified Financials                     $  258,605

        Insurance - 4.3 %
        Life & Health Insurance - 0.3 %
3,000   American Equity Investment Life Holding *        $   43,020
        Multi-Line Insurance - 0.5 %
23,000  Quanta Capital Holdings *                        $   69,000
        Property & Casualty Insurance - 1.9 %
5,600   Assured Guaranty, Ltd.                           $  140,000
2,900   Infinity Property & Casualty Corp.                  121,046
                                                         $  261,046
        Reinsurance - 1.6 %
4,800   IPC Holdings, Ltd.                               $  134,640
3,400   Max Re Capital, Ltd.                                 80,920
                                                         $  215,560
        Total Insurance                                  $  588,626

        Real Estate - 5.2 %
        Real Estate Management & Development - 1.2 %
12,200  Deerfield Triarc Capital Corp.                   $  164,578
        Real Estate Investment Trust - 4.0 %
8,500   Anworth Mortgage Asset Corp.                     $   66,810
4,577   BioMed Property Trust, Inc.                         135,662
2,550   Capital Trust, Inc.                                  79,356
10,000  MFA Mortgage Investments, Inc.                       63,500
2,800   Newcastle Investment Corp.                           66,976
1,600   Redwood Trust, Inc. (b)                              69,312
5,900   Saxon Capital, Inc.                                  61,596
                                                         $  543,212
        Total Real Estate                                $  707,790

        Software & Services - 8.0 %
        Application Software - 4.2 %
7,800   Aspen Technology, Inc. *                         $   98,670
6,640   Parametric Technology Corp. *                       108,431
8,500   Sonic Solutions *                                   153,935
4,100   SPSS, Inc. *                                        129,806
10,400  TIBCO Software, Inc. *                               86,944
                                                         $  577,786
        Data Processing & Outsourced Services - 0.5 %
4,800   The BISYS Group, Inc. *                          $   64,704
        Internet Software & Services - 1.0 %
7,000   Earthlink, Inc. *                                $   66,850
12,300  Skillsoft Plc *                                      64,452
                                                         $  131,302
        IT Consulting & Other Services - 1.0 %
9,900   Gartner Group, Inc. *                            $  138,105
        Systems Software - 1.3 %
5,200   Internet Security Systems, Inc *                 $  124,696
2,600   Sybase, Inc. *                                       54,912
                                                         $  179,608
        Total Software & Services                        $1,091,505

        Technology Hardware & Equipment - 8.3 %
        Communications Equipment - 3.3 %
6,300   AudioCodes, Ltd. *                               $   87,066
2,800   Black Box Corp.                                     134,540
4,800   CommScope, Inc. *                                   137,040
7,700   Packeteer, Inc. *                                    89,320
                                                         $  447,966
        Computer Hardware - 2.8 %
4,100   Avid Technology, Inc. *                          $  178,186
61,700  Concurrent Computer Corp. *                         199,291
                                                         $  377,477
        Electronic Equipment & Instruments - 1.7 %
7,575   Aeroflex, Inc. *                                 $  104,005
5,400   Technitrol, Inc.                                    129,492
                                                         $  233,497
        Technology Distributors - 0.5 %
4,400   Agilysys, Inc.                                   $   66,264
        Total Technology Hardware & Equipment            $1,125,204

        Semiconductors - 1.2 %
        Semiconductors - 1.2 %
22,000  Lattice Semiconductor Corp. *                    $  146,516
500     PortalPlayer, Inc. *                                 11,115
                                                         $  157,631
        Total Semiconductors                             $  157,631

        Telecommunication Services - 0.8 %
        Integrated Telecommunication Services - 0.8 %
9,400   Alaska Communications Systems Group, Inc.        $  114,022
        Total Telecommunication Services                 $  114,022

        Utilities - 2.3 %
        Electric Utilities - 0.7 %
3,100   Idacorp, Inc.                                    $  100,812
        Gas Utilities - 1.3 %
4,600   Atmos Energy Corp.                               $  121,118
1,500   People's Energy Corp. (b)                            53,460
                                                         $  174,578
        Multi-Utilities - 0.3 %
800     CH Energy Group, Inc.                            $   38,400
        Total Utilities                                  $  313,790
        TOTAL COMMON STOCK                               $13,282,564
        (Cost   $11,139,876)

        TEMPORARY CASH INVESTMENTS - 5.9 %
        Security Lending Collateral - 5.9 %
808,589 Securities Lending Investment Fund, 4.67%        $     808,589
        TOTAL TEMPORARY CASH INVESTMENTS                 $     808,589
        (Cost   $808,589)
        TOTAL INVESTMENT IN SECURITIES - 103.6%          $  14,091,153
        (Cost   $11,948,465) (a)
        OTHER ASSETS AND LIABILITIES - (3.6)%            $    (494,801)

        TOTAL NET ASSETS - 100.0%                        $  13,596,352

*       Non-income producing security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2006, the value of these securities amounted to $62,343 or 0.5% of total net assets.

(a)     At March 31, 2006, the net unrealized gain on investments
        based on cost for federal income tax purposes of  $11,955,890 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost        $    2,771,040

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value              (635,777)

        Net unrealized gain                              $    2,135,263

(b)     At March 31, 2006, the following securities were out on loan:

Shares                      Security                        Value
2,945   BankUnited Financial Corp.                       $         79,633
3,800   Cerner Corp. *                                           180,310
1,210   Connetics Corp. *                                          20,485
2,400   eResearch Technology, Inc. *                               34,536
6,935   InterMune, Inc. *                                        128,575
2,325   Maverick Tube Corp. *                                    123,202
1,425   People's Energy Corp.                                      50,787
1,520   Redwood Trust, Inc.                                        65,846
4,370   Serologicals Corp. *                                     106,890
        Total                                            $       790,264


        Pioneer Value VCT Portfolio
        Schedule of Investments  3/31/06 (unaudited)

Shares                                                   Value
        COMMON STOCK - 97.1 %
        Energy - 16.2 %
        Integrated Oil & Gas - 8.8 %
36,876  ConocoPhillips                                 $2,328,719
17,321  Occidental Petroleum Corp.                      1,604,791
14,821  Suncor Energy, Inc.                             1,141,513
17,040  Exxon Mobil Corp.                               1,037,054
                                                       $6,112,077
        Oil & Gas Drilling - 2.2 %
14,050  ENSCO International, Inc.                      $ 722,873
10,425  Transocean Offshore, Inc. *                      837,128
                                                       $1,560,001
        Oil & Gas Equipment & Services - 1.2 %
11,030  Halliburton Co.                                $ 805,411
        Oil & Gas Exploration & Production - 4.0 %
7,877   Anadarko Petroleum Corp.                       $ 795,656
10,650  Apache Corp.                                     697,682
21,562  Devon Energy Corp.                              1,318,948
                                                       $2,812,286
        Total Energy                                   $11,289,775

        Materials - 5.3 %
        Diversified Chemical - 2.5 %
43,040  Dow Chemical Co.                               $1,747,424
        Diversified Metals & Mining - 1.5 %
17,607  Freeport-McMoRan Copper & Gold, Inc. (Class B) $1,052,370
        Industrial Gases - 1.3 %
16,824  Praxair, Inc.                                  $ 927,844
        Total Materials                                $3,727,638

        Capital Goods - 7.1 %
        Aerospace & Defense - 1.4 %
16,940  United Technologies Corp.                      $ 982,012
        Construction & Farm Machinery & Heavy Trucks - 3.0 %
26,960  Deere & Co.                                    $2,131,188
        Industrial Conglomerates - 2.7 %
69,763  Tyco International, Ltd.                       $1,875,229
        Total Capital Goods                            $4,988,429

        Media - 6.8 %
        Broadcasting & Cable Television - 4.9 %
47,490  Clear Channel Communications, Inc.             $1,377,685
77,574  Comcast Corp. *                                 2,029,336
                                                       $3,407,021
        Movies & Entertainment - 1.9 %
80,273  Time Warner, Inc.                              $1,347,784
        Total Media                                    $4,754,805

        Food, Beverage & Tobacco - 5.5 %
        Soft Drinks - 2.1 %
15,235  Coca-Cola Co.                                  $ 637,889
13,783  PepsiCo, Inc.                                    796,520
                                                       $1,434,409
        Tobacco - 3.4 %
33,750  Altria Group, Inc.                             $2,391,525
        Total Food, Beverage & Tobacco                 $3,825,934

        Health Care Equipment & Services - 2.1 %
        Health Care Facilities - 0.7 %
70,461  Tenet Healthcare Corp. *                       $ 520,002
        Managed Health Care - 1.4 %
12,420  Wellpoint, Inc. *                              $ 961,681
        Total Health Care Equipment & Services         $1,481,683

        Pharmaceuticals & Biotechnology - 8.0 %
        Pharmaceuticals - 8.0 %
75,420  Bristol-Myers Squibb Co.                       $1,856,086
76,890  Pfizer, Inc.                                    1,916,099
96,970  Schering-Plough Corp.                           1,841,460
                                                       $5,613,645
        Total Pharmaceuticals & Biotechnology          $5,613,645

        Banks - 9.1 %
        Diversified Banks - 6.3 %
75,024  Bank of America Corp.                          $3,416,593
17,980  Wachovia Corp.                                  1,007,779
                                                       $4,424,372
        Thrifts & Mortgage Finance - 2.8 %
45,218  Washington Mutual, Inc.                        $1,927,191
        Total Banks                                    $6,351,563

        Diversified Financials - 12.1 %
        Investment Banking & Brokerage - 7.2 %
10,375  Goldman Sachs Group, Inc.                      $1,628,460
4,724   Lehman Brothers Holdings, Inc.                   682,760
34,520  Merrill Lynch & Co., Inc.                       2,718,795
                                                       $5,030,015
        Diversified Financial Services - 4.9 %
73,134  Citigroup, Inc.                                $3,454,119
        Total Diversified Financials                   $8,484,134

        Insurance - 7.0 %
        Life & Health Insurance - 1.6 %
53,795  UNUM Corp.                                     $1,101,722
        Multi-Line Insurance - 3.7 %
39,658  American International Group, Inc.             $2,620,997
        Property & Casualty Insurance - 1.7 %
22,609  Allstate Corp.                                 $1,178,155
        Total Insurance                                $4,900,874

        Software & Services - 4.0 %
        Data Processing & Outsourced Services - 2.1 %
32,066  First Data Corp.                               $1,501,330
        Systems Software - 1.9 %
48,510  Microsoft Corp.                                $1,319,957
        Total Software & Services                      $2,821,287

        Technology Hardware & Equipment - 2.8 %
        Communications Equipment - 2.8 %
31,313  Motorola, Inc.                                 $ 717,381
58,748  Nokia Corp. (A.D.R.)                            1,217,259
                                                       $1,934,640
        Total Technology Hardware & Equipment          $1,934,640

        Telecommunication Services - 5.3 %
        Integrated Telecommunication Services - 1.9 %
37,629  BellSouth Corp.                                $1,303,845
        Wireless Telecommunication Services - 3.4 %
10,793  Alltel Corp.                                   $ 698,847
64,004  Sprint Nextel Corp.                             1,653,863
                                                       $2,352,710
        Total Telecommunication Services               $3,656,555

        Utilities - 5.8 %
        Electric Utilities - 4.1 %
20,890  Edison International                           $ 860,250
7,230   Entergy Corp.                                    498,434
15,000  Exelon Corp.                                     793,500
14,190  Firstenergy Corp. *                              693,891
                                                       $2,846,075
        Independent Power Producer & Energy Traders - 1.7 %
26,030  TXU Corp.                                      $1,165,103
        Total Utilities                                $4,011,178
        TOTAL COMMON STOCK                             $67,842,140
        (Cost   $60,838,141)
        TOTAL INVESTMENT IN SECURITIES - 97.1%         $67,842,140
        (Cost   $60,838,141) (a)
        OTHER ASSETS AND LIABILITIES - 2.9%            $2,029,209

        TOTAL NET ASSETS - 100.0%                      $69,871,349

(A.D.R.)American Depositary Receipt

*       Non-income producing security

(a)     At March 31, 2006, the net unrealized gain on investments
        based on cost for federal income tax purposes of  $60,912,121 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost      $  7,598,523

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value          (668,504)

        Net unrealized gain                            $  6,930,019


          Pioneer Oakridge Large Cap Growth VCT Portfolio
          Schedule of Investments  3/31/06 (unaudited)

Shares                                                      Value
          COMMON STOCKS - 93.4 %
          Energy - 3.9 %
          Oil & Gas Exploration & Production - 3.9 %
  7,490   Apache Corp.                                        490,670
 12,605   XTO Energy, Inc.                                    549,200
                                                            1,039,870
          Total Energy                                      1,039,870
          Capital Goods - 14.4 %
          Aerospace & Defense - 4.4 %
  6,995   L-3 Communications Holdings, Inc.                   600,101
  9,675   United Technologies Corp.                           560,860
                                                            1,160,961
          Electrical Component & Equipment - 2.5 %
  9,335   Rockwell International Corp.                        671,280
          Industrial Conglomerates - 3.5 %
 26,485   General Electric Co.                                921,148
          Industrial Machinery - 4.0 %
  8,550   Danaher Corp. (b)                                   543,353
 12,615   Ingersoll-Rand Co.                                  527,181
                                                            1,070,534
          Total Capital Goods                               3,823,923
          Transportation - 3.2 %
          Air Freight & Couriers - 3.2 %
  7,490   FedEx Corp.                                         845,921
          Total Transportation                                845,921
          Consumer Durables & Apparel - 2.1 %
          Apparel, Accessories & Luxury Goods - 2.1 %
 16,200   Coach, Inc. *                                       560,196
          Total Consumer Durables & Apparel                   560,196
          Consumer Services - 3.7 %
          Hotels, Resorts & Cruise Lines - 3.7 %
  9,475   Carnival Corp.                                      448,831
  7,935   Marriott International, Inc. *                      544,341
                                                              993,172
          Total Consumer Services                             993,172
          Retailing - 7.0 %
          General Merchandise Stores - 1.8 %
  9,210   Target Corp.                                        479,012
          Home Improvement Retail - 2.1 %
  8,675   Lowe's Companies, Inc.                              559,017
          Specialty Stores - 3.1 %
 32,102   Staples, Inc. *                                     819,243
          Total Retailing                                   1,857,272
          Food & Drug Retailing - 1.9 %
          Drug Retail - 1.9 %
 11,725   Walgreen Co.                                        505,699
          Total Food & Drug Retailing                         505,699
          Food, Beverage & Tobacco - 2.0 %
          Soft Drinks - 2.0 %
  9,405   PepsiCo, Inc.                                       543,515
          Total Food, Beverage & Tobacco                      543,515
          Household & Personal Products - 2.4 %
          Household Products - 2.4 %
 11,140   Procter & Gamble Co.                                641,887
          Total Household & Personal Products                 641,887
          Health Care Equipment & Services - 10.5 %
          Health Care Equipment - 5.9 %
  9,190   Medtronic, Inc.                                     466,393
 11,495   Varian Medical Systems, Inc. *                      645,559
  6,725   Zimmer Holdings, Inc. *                             454,610
                                                            1,566,562
          Health Care Services - 2.7 %
 14,710   Caremark Rx, Inc. *                                 723,438
          Managed Health Care - 1.9 %
  9,235   United Healthcare Group, Inc. *                     515,867
          Total Health Care Equipment & Services            2,805,867
          Pharmaceuticals & Biotechnology - 8.7 %
          Biotechnology - 4.5 %
  6,070   Amgen, Inc. *                                       441,593
  8,860   Genentech, Inc. *                                   748,759
                                                            1,190,352
          Pharmaceuticals - 4.2 %
  9,250   Johnson & Johnson                                   547,785
 13,965   Teva Pharmaceutical Industries, Ltd.                575,079
                                                            1,122,864
          Total Pharmaceuticals & Biotechnology             2,313,216
          Banks - 2.2 %
          Diversified Banks - 2.2 %
 19,320   U.S. Bancorp                                        589,260
          Total Banks                                         589,260
          Diversified Financials - 7.3 %
          Asset Management & Custody Banks - 2.2 %
  4,635   Legg Mason, Inc. *                                  580,905
          Consumer Finance - 3.7 %
  9,085   American Express Co.                                477,417
  9,645   SLM Corp.                                           500,961
                                                              978,378
          Diversified Financial Services - 1.4 %
  7,915   Citigroup, Inc.                                     373,825
          Total Diversified Financials                      1,933,108
          Insurance - 1.9 %
          Life & Health Insurance - 1.9 %
 11,435   Aflac, Inc.                                         516,062
          Total Insurance                                     516,062
          Software & Services - 9.8 %
          Internet Software & Services - 2.3 %
  1,579   Google, Inc. *                                      615,810
          IT Consulting & Other Services - 3.0 %
 13,210   Cognizant Tech Solutions Corp. *                    785,863
          Systems Software - 4.5 %
 24,250   Microsoft Corp.                                     659,843
 39,180   Oracle Corp. *                                      536,374
                                                            1,196,217
          Total Software & Services                         2,597,890
          Technology Hardware & Equipment - 5.8 %
          Communications Equipment - 5.0 %
  1,700   Comverse Technology, Inc. *                          40,001
 16,800   Cisco Systems, Inc. *                               364,056
 18,135   Qualcomm, Inc.                                      917,812
                                                            1,321,869
          Computer Hardware - 0.8 %
  3,665   Apple Computer, Inc. *                              229,869
          Total Technology Hardware & Equipment             1,551,738
          Semiconductors - 6.6 %
          Semiconductors - 6.6 %
 11,745   Marvell Technology Group, Ltd. *                    635,405
 14,720   Microchip Technology                                534,336
 17,875   Texas Instruments, Inc.                             580,401
                                                            1,750,142
          Total Semiconductors                              1,750,142
          TOTAL COMMON STOCKS
          (Cost   $22,496,588)                             24,868,738

          TOTAL INVESTMENT IN SECURITIES - 93.4%
          (Cost   $22,496,588) (a)                         24,868,738

          OTHER ASSETS AND LIABILITIES - 6.4%              1,753,651

          TOTAL NET ASSETS - 100.0%                        26,622,389

        * Non-income producing security.

       (a)At March 31, 2006, the net unrealized gain on investments b

          Aggregate gross unrealized gain for all investm  2,405,827

          Aggregate gross unrealized loss for all investm    (47,427)

          Net unrealized gain                              2,358,400

       (b)At March 31, 2006, the following security was out on loan:

Shares                       Security                       Value
 6,341    Danaher Corp.                                      402,971


           Pioneer Bond VCT Portfolio
           Schedule of Investments  3/31/06 (unaudited)

Principal
Amount
USD ($)                                              Value
           ASSET BACKED SECURITIES - 2.9 %
           Diversified Financials - 1.6 %
           Diversified Financial Services - 0.3 %
 95,597    Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)       $   93,634
           Specialized Finance - 1.3 %
420,000    MBNA Credit Card Master Note, Floating Rate Note, 12/15/$  420,067
           Total Diversified Financials                            $  513,701
           Utilities - 1.2 %
           Electric Utilities - 1.2 %
204,685    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         $  204,685
127,157    FPL Energy National Wind, 6.125%, 3/25/19 (144A)           123,602
 59,597    Tenaska Alabama, 7.0%, 6/30/21 (144A)                       59,793
                                                                   $  388,080
           Total Utilities                                         $  388,080
           TOTAL ASSET BACKED SECURITIES
           (Cost   $913,560)                                       $  901,781

           COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8 %
           Diversified Financials - 1.4 %
           Diversified Financial Services - 1.4 %
450,000    Tower 2004-2A F, 6.376%, 12/15/14                       $  442,961
           Total Diversified Financials                            $  442,961
           Government - 0.4 %
115,589    Freddie Mac, 6.1%, 9/15/18                              $  115,607
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost   $566,539)                                       $  558,568

           CORPORATE BONDS - 30.0 %
           Energy - 3.9 %
           Integrated Oil & Gas - 1.1 %
215,000    Petro-Canada, 4.0%, 7/15/13                             $  194,031
140,000    USX Corp., 6.85%, 3/1/08                                   143,894
                                                                   $  337,925
           Oil & Gas Equipment And Services - 0.4 %
125,000    Holly Energy Partners LP, 6.25%, 3/1/15                 $  118,125
           Oil & Gas Exploration & Production - 1.3 %
370,000    Pemex Project Funding Master, 9.125%, 10/13/10          $  416,250
           Oil & Gas Refining & Marketing - 0.1 %
 50,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17                   $   48,219
           Oil & Gas Storage & Transporation - 1.0 %
295,000    Kinder Morgan Energy Partners, 6.75%, 3/15/11           $  308,429
           Total Energy                                            $1,228,948
           Materials - 3.0 %
           Aluminum - 0.9 %
285,000    Novelis, Inc., 7.25%, 2/15/15                           $  273,600
           Commodity Chemicals - 0.8 %
 80,000    Invista, 9.25%, 5/1/12 (144A)                           $   85,600
200,000    Nova Chemicals, Ltd., 6.5%, 1/15/12                        186,000
                                                                   $  271,600
           Fertilizers & Agricultural Chemicals - 0.7 %
220,000    Potash Corp., 4.875%, 3/1/13                            $  209,240
           Paper Products - 0.6 %
225,000    Abitibi-Consolidated, Inc., 6.0%, 6/20/13               $  193,500
           Total Materials                                         $  947,940
           Capital Goods - 1.9 %
           Aerospace & Defense - 0.6 %
190,000    Boeing Co., 5.125%, 2/15/13                             $  186,717
           Electrical Component & Equipment - 0.2 %
 60,000    Orcal Geothermal, 6.21%, 12/30/20 (144A)                $   59,152
           Trading Companies & Distributors - 1.1 %
145,000    Noble Group, Ltd., 6.625%, 3/17/15 (144A)               $  128,173
245,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)                 233,239
                                                                   $  361,412
           Total Capital Goods                                     $  607,281
           Automobiles & Components - 1.3 %
           Automobile Manufacturers - 1.3 %
435,000    Ford Motor Co., 7.25%, 10/1/08                          $  394,763
           Total Automobiles & Components                          $  394,763
           Consumer Durables & Apparel - 0.2 %
           Home Furnishings - 0.2 %
 70,000    Mohawk Industries Inc., 6.125%, 1/15/16                 $   69,309
           Total Consumer Durables & Apparel                       $   69,309
           Media - 1.0 %
           Broadcasting & Cable TV - 1.0 %
335,000    Comcast Corp., 5.3%, 1/15/14                            $  318,525
           Total Media                                             $  318,525
           Food, Beverage & Tobacco - 2.7 %
           Brewers - 0.9 %
280,000    Miller Brewing Co., 5.5%, 8/15/13 (144A)                $  276,051
           Packaged Foods & Meats - 0.9 %
280,000    Unilever Capital Corp., 7.125%, 11/1/10                 $  297,961
           Soft Drinks - 0.9 %
280,000    Bottling Group LLC, 5.0%, 11/15/13                      $  271,478
           Total Food, Beverage & Tobacco                          $  845,490
           Health Care Equipment & Services - 0.9 %
           Health Care Facilities - 0.9 %
300,000    HCA, Inc., 6.3%, 10/1/12                                $  292,813
           Total Health Care Equipment & Services                  $  292,813
           Banks - 0.7 %
           Diversified Banks - 0.7 %
225,000    US Bancorp, 3.125%, 3/15/08                             $  216,342
           Total Banks                                             $  216,342
           Diversified Financials - 2.8 %
           Consumer Finance - 1.2 %
415,000    SLM Corp., Floating Rate Note, 7/25/14                  $  384,904
           Diversified Financial Services - 1.6 %
500,000    Bombardier Capital, Inc., 7.09%, 3/30/07                $  500,938
           Total Diversified Financials                            $  885,842
           Insurance - 4.2 %
           Life & Health Insurance - 1.5 %
225,000    Presidential Life Corp., 7.875%, 2/15/09                $  225,000
250,000    Lincoln National Corp., 5.25%, 6/15/07                     248,924
                                                                   $  473,924
           Multi-Line Insurance - 0.4 %
130,000    Hanover Insurance Group, 7.625%, 10/15/25               $  131,354
           Property & Casualty Insurance - 1.6 %
250,000    Kingsway America, Inc., 7.5%, 2/1/14                    $  251,844
250,000    Ohio Casualty Corp., 7.3%, 6/15/14                         260,585
                                                                   $  512,429
           Reinsurance - 0.7 %
200,000    Platinum Underwriters Holdings, 7.5%, 6/1/17            $  200,719
           Total Insurance                                         $1,318,426
           Real Estate - 3.4 %
           Real Estate Investment Trusts - 3.4 %
350,000    Hospitality Properties Trust, 5.125%, 2/15/15           $  326,362
225,000    Host Marriott LP, 6.375%, 3/15/15                          221,344
350,000    Health Care, Inc., 6.0%, 11/15/13                          343,623
130,000    Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)         133,575
 50,000    Trustreet Properties, Inc., 7.5%, 4/1/15                    50,125
                                                                   $1,075,029
           Total Real Estate                                       $1,075,029
           Technology Hardware & Equipment - 1.1 %
           Communications Equipment - 1.1 %
350,000    Corning, Inc., 5.9%, 3/15/14                            $  345,619
           Total Technology Hardware & Equipment                   $  345,619
           Semiconductors - 0.5 %
           Semiconductors - 0.5 %
155,000    Chartered Semiconductor, 6.375%, 8/3/15                 $  152,772
           Total Semiconductors                                    $  152,772
           Telecommunication Services - 0.0 %
           Integrated Telecommunication Services - 0.0 %
 10,000    Telecom Italia Capital, 4.875%, 10/1/10                 $    9,629
           Total Telecommunication Services                        $    9,629
           Utilities - 2.3 %
           Electric Utilities - 1.4 %
110,342    Crocket Cogeneration, 5.869%, 3/30/25 (144A)            $  105,988
 85,000    Entergy Gulf States, 5.7%, 6/1/15                           81,476
260,000    Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)           251,311
                                                                   $  438,775
           Multi-Utilities - 0.8 %
270,000    Avista Corp. 7.75%, 1/1/07                              $  273,823
           Total Utilities                                         $  712,598
           TOTAL CORPORATE BONDS
           (Cost   $9,671,134)                                     $9,421,326

           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.7 %
955,000    Federal Home Loan Bank, 6.0%, 4/15/32                   $  969,528
1,066,130  Federal Home Loan Mortgage Corp., 4.5%, 5/1/35             983,457
545,887    Federal Home Loan Mortgage Corp., 4.5%, 10/1/35            503,556
242,729    Federal Home Loan Mortgage Corp., 5.5%, 9/1/33             237,461
 88,512    Federal Home Loan Mortgage Corp., 6.0%, 1/1/34              88,620
 21,812    Federal Home Loan Mortgage Corp., 8.0%, 4/1/08              22,154
1,337,721  Federal National Mortgage Association, 4.816%, 12/1/12   1,292,297
1,253,452  Federal National Mortgage Association, 5.0%, 12/1/17     1,225,422
1,215,765  Federal National Mortgage Association, 5.0%, 3/1/33      1,160,698
605,831    Federal National Mortgage Association, 5.0%, 5/1/34        577,786
730,000    Federal National Mortgage Association, 5.24%, 8/7/18       706,917
811,556    Federal National Mortgage Association, 5.5%, 9/1/17        807,456
1,001,148  Federal National Mortgage Association, 5.5%, 2/1/18        996,671
478,536    Federal National Mortgage Association, 5.5%, 7/1/23        471,651
300,000    Federal National Mortgage Association, 5.5%, 4/1/36        292,781
 69,408    Federal National Mortgage Association, 6.0%, 6/1/15         70,346
 71,205    Federal National Mortgage Association, 6.0%, 1/1/29         72,205
109,962    Federal National Mortgage Association, 6.0%, 9/1/29        110,237
 59,449    Federal National Mortgage Association, 7.0%, 3/1/12         61,085
 52,132    Federal National Mortgage Association, 8.0%, 2/1/29         55,488
 15,279    Federal National Mortgage Association, 8.0%, 2/1/30         16,294
  6,811    Federal National Mortgage Association, 8.0%, 4/1/30          7,266
 21,034    Federal National Mortgage Association, 8.0%, 7/1/30         22,441
 42,904    Federal National Mortgage Association, 8.0%, 10/1/30        45,772
 18,353    Federal National Mortgage Association, 8.0%, 1/1/31         19,580
231,238    Federal National Mortgage Association, 8.0%, 3/1/31        246,607
 10,926    Federal National Mortgage Association, 8.0%, 5/1/31         11,657
 24,282    Federal National Mortgage Association, 9.5%, 2/1/21         26,696
708,284    Government National Mortgage Association, 4.5%, 12/15/18   684,438
353,722    Government National Mortgage Association, 4.5%, 8/15/33    333,257
135,945    Government National Mortgage Association, 4.5%, 12/15/34   128,013
205,921    Government National Mortgage Association, 5.0%, 7/15/19    202,476
330,221    Government National Mortgage Association, 5.5%, 8/15/33    327,209
1,356,966  Government National Mortgage Association, 5.5%, 10/15/33 1,344,588
363,447    Government National Mortgage Association, 5.5%, 12/15/34   360,131
 56,488    Government National Mortgage Association, 6.0%, 8/15/13     57,485
 10,791    Government National Mortgage Association, 6.0%, 4/15/14     10,991
382,432    Government National Mortgage Association, 6.0%, 8/15/34    386,980
704,201    Government National Mortgage Association, 6.0%, 9/15/34    712,576
 42,360    Government National Mortgage Association, 7.0%, 4/15/28     44,172
 14,388    Government National Mortgage Association, 7.75%, 11/15/29   15,290
898,380    Government National Mortgage Association II, 5.5%, 11/20/  887,381
685,000    U.S. Treasury Bonds, 7.125%, 2/15/23                       842,443
800,000    U.S. Treasury Notes, 5.5%, 8/15/28                         847,562
102,517    U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11  108,368
184,223    U.S. Treasury Inflation Protected Security, 3.375%, 1/15/  195,319
774,622    U.S. Treasury Inflation Protected Security, 1.875%, 7/15/  744,969
525,000    U.S. Treasury Strip, 0.0%, 11/15/13                        362,023
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (Cost   $20,199,696)                                    $19,697,80

           TOTAL INVESTMENT IN SECURITIES - 97.4%
           (Cost   $31,350,929) (a)                                $30,579,47

           OTHER ASSETS AND LIABILITIES -2.6%                      $ 813,430

           TOTAL NET ASSETS - 100.0%                               $31,392,90

       144ASecurity is exempt from registration under Rule 144A of the Securi

       (a) At March 31, 2006, the net unrealized loss on investments based on

           Aggregate gross unrealized gain for all investments in wh $242,563

           Aggregate gross unrealized loss for all investments in wh (1,155,8

           Net unrealized loss                                       $(913,31


              Pioneer Emerging Markets VCT Portfolio
              Schedule of Investments  3/31/06 (unaudited)

 Shares                                                             Value
              PREFERRED STOCKS - 3.3 %
              Materials - 0.6 %
              Steel - 0.6 %
 194,300      Caemi Mineracao E Metalurgia SA                   $    343,886
              Total Materials                                   $    343,886
              Capital Goods - 0.1 %
              Industrial Conglomerates - 0.1 %
   3,445      LG Corp. *                                        $     74,998
              Total Capital Goods                               $     74,998
              Media - 0.7 %
              Broadcasting & Cable TV - 0.7 %
 893,700      Net Servicos de Comunicacao SA *                  $    454,284
              Total Media                                       $    454,284
              Banks - 1.2 %
              Diversified Banks - 1.1 %
  23,930      Banco Itau Holding Financeira                     $    713,256
              Total Banks                                       $    713,256
              Telecommunication Services - 0.7 %
              Integrated Telecommunication Services - 0.7 %
  27,701      Tele Norte Leste Participacoes (A.D.R.)           $    462,053
              Total Telecommunication Services                  $    462,053
              TOTAL PREFERRED STOCKS
              (Cost   $1,192,702)                               $  2,048,477

              COMMON STOCKS - 94.8 %
              Energy - 17.6 %
              Integrated Oil & Gas - 13.0 %
 755,600      China Petroleum & Chemical                        $    439,814
  12,800      Gazprom (A.D.R.) *                                   1,173,760
  13,900      Lukoil Holding (A.D.R.)                              1,159,260
   2,900      Mol Magyar Olaj                                        296,690
  30,200      Petrobras Brasileiro (A.D.R.)                        2,411,470
 757,900      PetroChina Co., Ltd.                                   794,323
  45,000      PTT Public Co., Ltd.                                   270,868
  14,600      Repsol SA (A.D.R.)                                     416,100
  13,500      Surgutneftegaz (A.D.R.) *  (b)                       1,032,750
                                                                $  7,995,035
              Oil & Gas Equipment And Services - 0.9 %
   3,200      TelecomAsia Corp. Public Co., Ltd.                $    578,144
              Oil & Gas Exploration & Production - 2.2 %
 541,700      CNOOC, Ltd.                                       $    422,667
  26,600      Reliance Natural Resources Ltd *                        19,965
  24,200                                                             915,486
                                                                $  1,358,118
              Oil & Gas Refining & Marketing - 1.5 %
  26,000      Polski Koncern Naftowy Orlen SA                   $    471,355
  13,300      Reliance Industries, Ltd. (144A)                       473,294
                                                                $    944,649
              Total Energy                                      $ 10,875,946
              Materials - 10.4 %
              Construction Materials - 2.2 %
   6,950      Asia Cement Co., Ltd. *                           $    288,411
   3,530      Hanil Cement Co. Ltd. *                                251,355
 884,900      PT Indocement Tunggal Prakarsa Tbk *                   442,474
  61,300      Siam Cement Co., Ltd.                                  403,840
                                                                $  1,386,080
              Diversified Metals & Mining - 2.2 %
   8,400      Freeport-McMoRan Copper & Gold, Inc. (Class B)    $    502,068
   4,900      Norilsk Nickel *                                       475,251
 833,900      PT Aneka Tambang Tbk                                   400,588
                                                                $  1,377,907
              Fertilizers & Agricultural Chemicals - 0.4 %
  44,000      Makhteshim-Agan Industries, Ltd.                  $    228,820
              Gold - 3.1 %
  13,500      Anglogold Ashanti, Ltd. (A.D.R.)  (b)             $    730,620
  50,200      IAMGOLD Cor. *                                         433,226
 992,500      Zijin Mining Group Co., Ltd.                           777,420
                                                                $  1,941,266
              Precious Metals & Minerals - 1.3 %
   5,700      Anglo American Platinum Corp., Ltd.               $    517,271
  13,200      Compania de Minas Buenaventura SAA                     325,908
                                                                $    843,179
              Steel - 1.1 %
  15,000      Companhia Vale do Rio Doce (A.D.R.) (b)           $    648,450
              Total Materials                                   $  6,425,702
              Capital Goods - 12.3 %
              Aerospace & Defense - 0.7 %
  18,200      Elbit Systems, Ltd.                               $    424,775
              Construction & Engineering - 4.5 %
 124,500      Aveng, Ltd.                                       $    477,731
 931,020      Continental Engineering Corp.                          392,497
 162,117      Empressa ICA Sociedad Controladora SA de CV *          495,557
   7,700      GS Engineering & Construction Corp. *                  457,541
  13,240      Kyeryong Construction Industrial Co., Ltd. *           444,414
  10,100      Larsen & Toubro, Ltd.                                  552,071
                                                                $  2,819,811
              Construction & Farm Machinery & Heavy Trucks - 3.8 %
  28,900      Daewoo Heavy Industries & Machinery, Ltd. *       $    763,175
   9,230      Hyundai Heavy Industries *                             804,103
  44,000      Samsung Heavy Industries Co., Ltd. *                   785,228
                                                                $  2,352,506
              Heavy Electrical Equipment - 1.0 %
  12,600      Bharat Heavy Electricals                          $    632,347
              Industrial Conglomerates - 1.5 %
  83,775      KOC Holding AS                                    $    444,771
  55,000      Keppel Corp. *                                         469,319
                                                                $    914,090
              Industrial Machinery - 0.8 %
  25,900      Doosan Heavy Industries & Construction Co.        $    479,985
              Total Capital Goods                               $  7,623,514
              Transportation - 1.8 %
              Airlines - 0.6 %
  14,000      Gol-Linhas Aereas Inteligentes SA *               $    375,555
              Marine - 1.2 %
 432,300      China Shipping Development Co., Ltd.              $    338,878
 165,800      Malaysia International Shipping                        422,901
                                                                $    761,779
              Total Transportation                              $  1,137,334
              Automobiles & Components - 2.0 %
              Automobile Manufacturers - 2.0 %
  11,100      Hyundai Motor Co., Ltd. *                         $    929,673
  44,200      Ssangyong Motor Co. *                                  285,207
                                                                $  1,214,880
              Total Automobiles & Components                    $  1,214,880
              Consumer Durables & Apparel - 2.4 %
              Homebuilding - 1.0 %
  34,320      Cyrela Brazil Realty SA                           $    611,702
              Household Appliances - 0.6 %
  49,340      Arcelik AS                                        $    406,527
              Housewares & Specialties - 0.8 %
  17,000      Woongjin Coway Co., Ltd. *                        $    494,685
              Total Consumer Durables & Apparel                 $  1,512,914
              Consumer Services - 1.1 %
              Hotels, Resorts & Cruise Lines - 1.1 %
  21,300      Indian Hotels Co., Ltd. *                         $    649,028
              Total Consumer Services                           $    649,028
              Media - 2.5 %
              Broadcasting & Cable TV - 1.7 %
 459,000      BEC World Public Co., Ltd.                        $    148,769
  31,088      Grupo Televisa SA (A.D.R.)                             618,651
  47,000      Television Broadcasts, Ltd.                            265,796
                                                                $  1,033,216
              Publishing - 0.8 %
 133,716      Hurriyet Gazetecilik ve Matbaacilik AS            $    511,207
              Total Media                                       $  1,544,423
              Retailing - 3.5 %
              Apparel Retail - 0.8 %
 112,400      Truworths International, Ltd.                     $    509,958
              Department Stores - 0.9 %
   5,800      Hyundai Department Store Co., Ltd. *              $    539,270
              General Merchandise Stores - 1.0 %
  11,000      Lojas Renner SA *                                 $    599,815
              Homefurnishing Retail - 0.8 %
  35,400      Ellerine Holdings, Ltd.                           $    492,722
              Total Retailing                                   $  2,141,765
              Food & Drug Retailing - 2.2 %
              Food Retail - 0.6 %
 185,000      President Chain Store Corp.                       $    389,240
              Hypermarkets & Supercenters - 1.6 %
  12,200      Brasil Distr Pao Acu (A.D.R.) (b)                 $    514,230
  48,500      Massmart Holdings, Ltd.                                459,574
                                                                $    973,804
              Total Food & Drug Retailing                       $  1,363,044
              Food, Beverage & Tobacco - 3.0 %
              Packaged Foods & Meats - 1.5 %
   5,080      CJ Corp. *                                        $    588,349
  11,400      Tiger Brands, Ltd. *                                   317,470
                                                                $    905,819
              Soft Drinks - 1.5 %
  10,400      Fomento Economico Mexicano SA de CV               $    953,264
              Total Food, Beverage & Tobacco                    $  1,859,083
              Household & Personal Products - 1.3 %
              Personal Products - 1.3 %
  28,750      Natura Cosmeticos SA *                            $    342,237
  14,200      Oriflame Cosmetics SA                                  473,274
                                                                $    815,511
              Total Household & Personal Products               $    815,511
              Pharmaceuticals & Biotechnology - 1.5 %
              Pharmaceuticals - 1.5 %
  22,600      Teva Pharmaceutical Industries, Ltd.              $    930,668
              Total Pharmaceuticals & Biotechnology             $    930,668
              Banks - 13.6 %
              Diversified Banks - 13.1 %
  20,332      Banco Bradesco SA  (b)                            $    730,122
  23,200      Banco do Brasil SA                                     578,928
  88,300      Bangkok Bank, Ltd.                                     263,575
 124,200      Bank Hapoalim, Ltd.                                    574,976
 295,400      Bumiputra-Commerce Holdings                            505,174
 139,006      FirstRand, Ltd. *                                      449,151
  13,110      Hana Financial Holdings *                              618,518
 144,100      Kasikornbank *                                         253,991
   1,900      Kookmin Bank *                                         163,097
  12,700      Kookmin Bank (A.D.R.) *                              1,086,104
 896,400      Krung Thai Bank Public Co., Ltd.                       251,338
  14,200      Shinhan Financial Group Co., Ltd. *                    631,271
  44,549      Standard Bank Group, Ltd.                              611,390
  13,600      State Bank of India                                    295,823
  44,325      Turkiye Is Bankasi  *                                  368,487
   9,762      Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)     721,509
                                                                $  8,103,454
              Thrifts & Mortgage Finance - 0.4 %
  21,900      Banco De Oro (G.D.R.) (144A) *                    $    291,423
              Total Banks                                       $  8,394,877
              Diversified Financials - 2.0 %
              Investment Banking & Brokerage - 0.8 %
   9,600      Samsung Securities Co., Ltd.                      $    511,504
              Multi-Sector Holding - 0.6 %
  17,300      Remgro, Ltd.                                      $    382,430
              Diversified Financial Services - 0.6 %
 388,000      Fubon Group                                       $    328,441
  26,600      Reliance Capital Ventures  *                            14,944
                                                                $    343,385
              Total Diversified Financials                      $  1,237,319
              Insurance - 4.5 %
              Life & Health Insurance - 2.7 %
  19,000      Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)$    343,900
 309,800      China Life Insurance Co., Ltd. *                       393,814
 134,500      Ping An Insurance (Group) Company of China Ltd.        346,412
 226,590      Sanlam, Ltd.                                           603,959
                                                                $  1,688,085
              Property & Casualty Insurance - 1.8 %
 141,734      Aksigorta AS *                                    $    688,667
   3,200      Samsung Fire & Marine Insurance                        422,320
                                                                $  1,110,987
              Total Insurance                                   $  2,799,072
              Real Estate - 0.5 %
              Real Estate Management & Development - 0.5 %
1,456,600     Ayala Land, Inc. *                                $    320,953
              Total Real Estate                                 $    320,953
              Software & Services - 0.9 %
              IT Consulting & Other Services - 0.9 %
   8,332      Infosys Technologies, Ltd.                        $    557,979
              Total Software & Services                         $    557,979
              Technology Hardware & Equipment - 3.1 %
              Computer Hardware - 0.9 %
 125,240      ACER Sertek, Inc.                                 $    229,950
 212,900      Quanta Computer, Inc.                                  348,927
                                                                $    578,877
              Computer Storage & Peripherals - 0.9 %
  84,000      Asustek Computer, Inc.                            $    227,645
 297,800      LITE-ON IT Corp.                                       332,318
                                                                $    559,963
              Electronic Manufacturing Services - 1.3 %
 127,158      Hon Hai Precision Industry                        $    784,301
              Total Technology Hardware & Equipment             $  1,923,141
              Semiconductors - 3.0 %
              Semiconductors - 3.0 %
   7,500      Himax Technologies, Inc.  (A.D.R.) *              $     65,625
   1,630      Samsung Electronics                                  1,053,971
 222,704      Taiwan Semiconductor Manufacturing Co.                 439,230
  29,199      Taiwan Semiconductor Manufacturing Co. (A.D.R.)        293,742
                                                                $  1,852,568
              Total Semiconductors                              $  1,852,568
              Telecommunication Services - 3.7 %
              Integrated Telecommunication Services - 1.2 %
  13,000      Brasil Telecom Participacoes SA                   $    471,770
   7,700      Philippine Long Distance Telephone Co.                 289,578
                                                                $    761,348
              Wireless Telecommunication Services - 2.5 %
   9,200      Mobile Telesystems (A.D.R.)                       $    304,520
  31,000      MTN Group, Ltd.                                        310,293
  26,600      Reliance Communication Ventures, Ltd. *                184,377
 416,000      Taiwan Mobile Co., Ltd                                 395,978
   8,300      Vimpel-Communications (A.D.R.) *                       356,983
                                                                $  1,552,151
              Total Telecommunication Services                  $  2,313,499
              Utilities - 1.7 %
              Electric Utilities - 0.7 %
   8,300      Cemig SA (A.D.R.) *                               $    377,401
  26,600      Reliance Energy Ventures, Ltd. *                        25,972
                                                                $    403,373
              Gas Utilities - 1.0 %
 550,100      Panva Gas Holdings, Ltd. *                        $    260,420
   3,300      Samchully Co., Ltd. *                                  387,630
                                                                $    648,050
              Total Utilities                                   $  1,051,423
              TOTAL COMMON STOCKS
              (Cost   $36,858,315)                              $ 58,544,643

              WARRANTS - 0.0 %
              Commercial Services & Supplies - 0.0 %
              Diversified Commercial Services - 0.0 %
   1,580      Bidvest Group, Ltd., Exp. 12/8/06 *               $     13,720
              TOTAL WARRANTS
              (Cost   $0)                                       $     13,720

              TOTAL INVESTMENT IN SECURITIES - 98.1%
              (Cost   $38,051,017) (a)                          $ 60,606,840

              OTHER ASSETS AND LIABILITIES - 1.9%               $ 1,147,863

              TOTAL NET ASSETS - 100.0%                         $ 61,754,703

        (A.D.RAmerican Depositary Receipt.

        (G.D.RGlobal Depositary Receipt.

            * Non-income producing security.

         144A Security is exempt from registration under Rule 144A of the Se

          (a) At March 31, 2006, the net unrealized gain on investments base

              Aggregate gross unrealized gain for all investment$22,590,093

              Aggregate gross unrealized loss for all investments  (309,710)

              Net unrealized gain                               $22,280,383

          (b) At March 31, 2006, the following securities were out on loan:

 Shares                            Security                         Value
 13,450       Anglogold Ashanti, Ltd. (A.D.R.)                  $   727,914
 18,046       Banco Bradesco SA                                     648,032
  7,870       Companhia Vale do Rio Doce (A.D.R.)                   357,849
     50       Brasil Distr Pao Acu (A.D.R.)                           2,108
 11,374       Surgutneftegaz (A.D.R.) *                             855,894
              Total                                             $ 2,591,797

             Pioneer Growth Shares VCT Portfolio
             Schedule of Investments  3/31/06 (unaudited)

Shares                                                          Value
             COMMON STOCKS - 99.6 %
             Energy - 2.7 %
             Coal & Consumable Fuels - 0.9 %
  8,700      Massey Energy Co.                                    313,809
             Integrated Oil & Gas - 1.8 %
  5,000      ConocoPhillips                                       315,750
 10,000      Repsol SA (A.D.R.)  (b)                              285,000
                                                                  600,750
             Total Energy                                         914,559
             Materials - 1.3 %
             Diversified Chemical - 1.3 %
 11,100      Dow Chemical Co.                                     450,660
             Total Materials                                      450,660
             Capital Goods - 12.3 %
             Aerospace & Defense - 3.2 %
  3,400      L-3 Communications Holdings, Inc.                    291,686
 13,500      United Technologies Corp.                            782,595
                                                                1,074,281
             Building Products - 1.7 %
 13,500      American Standard Companies, Inc.                    578,610
             Industrial Conglomerates - 7.4 %
 35,900      General Electric Co.                               1,248,602
  8,400      3M Co.                                               635,796
 21,500      Tyco International, Ltd.                             577,920
                                                                2,462,318
             Total Capital Goods                                4,115,209
             Consumer Services - 1.9 %
             Education Services - 0.8 %
  7,479      Career Education Corp. *                             282,183
             Hotels, Resorts & Cruise Lines - 1.1 %
  7,400      Carnival Corp.                                       350,538
             Total Consumer Services                              632,721
             Media - 3.6 %
             Advertising - 0.8 %
  3,200      Omnicom Group                                        266,400
             Broadcasting & Cable TV - 2.1 %
 83,500      Liberty Media Corp. *                                685,535
             Movies & Entertainment - 0.7 %
  6,250      Viacom, Inc. (Class B)                               242,500
             Total Media                                        1,194,435
             Retailing - 7.9 %
             Apparel Retail - 4.3 %
 10,600      Abercrombie & Fitch Co.                              617,980
  8,000      Ross Stores, Inc.                                    233,520
 24,500      TJX Companies, Inc.                                  608,090
                                                                1,459,590
             Home Improvement Retail - 3.6 %
 28,200      Home Depot, Inc.                                   1,192,860
             Total Retailing                                    2,652,450
             Food & Drug Retailing - 2.4 %
             Drug Retail - 2.4 %
 26,800      CVS Corp.                                            800,516
             Total Food & Drug Retailing                          800,516
             Food, Beverage & Tobacco - 4.8 %
             Soft Drinks - 1.3 %
  4,800      Fomento Economico Mexicano SA de CV                  439,968
             Tobacco - 3.5 %
 16,600      Altria Group, Inc.                                 1,176,276
             Total Food, Beverage & Tobacco                     1,616,244
             Household & Personal Products - 3.8 %
             Household Products - 3.2 %
 18,500      Procter & Gamble Co.                               1,065,970
             Personal Products - 0.6 %
  6,400      Avon Products, Inc.                                  199,488
             Total Household & Personal Products                1,265,458
             Health Care Equipment & Services - 11.2 %
             Health Care Distributors - 2.1 %
  9,500      Cardinal Health, Inc.                                707,940
             Health Care Equipment - 6.9 %
 14,600      Biomet, Inc.                                         518,592
 43,100      Boston Scientific Corp. *                            993,455
 10,330      Guidant Corp.                                        806,360
                                                                2,318,407
             Health Care Services - 0.9 %
 11,800      IMS Health, Inc.                                     304,086
             Health Care Supplies - 1.3 %
  7,800      Cooper Companies, Inc.                               421,434
             Total Health Care Equipment & Services             3,751,867
             Pharmaceuticals & Biotechnology - 11.7 %
             Biotechnology - 4.4 %
 16,058      Amgen, Inc. *                                      1,168,220
  5,300      Gilead Sciences, Inc. *                              329,766
                                                                1,497,986
             Pharmaceuticals - 7.3 %
 11,800      Astrazeneca Plc (A.D.R.)                             592,714
 20,000      Johnson & Johnson                                  1,184,400
 12,392      Par Pharmaceutical Co., Inc. *  (b)                  349,207
  7,804      Teva Pharmaceutical Industries, Ltd.                 321,369
                                                                2,447,690
             Total Pharmaceuticals & Biotechnology              3,945,676
             Diversified Financials - 2.5 %
             Consumer Finance - 1.5 %
  9,300      American Express Co.                                 488,715
             Investment Banking & Brokerage - 1.0 %
  4,300      Merrill Lynch & Co., Inc.                            338,668
             Total Diversified Financials                         827,383
             Insurance - 1.0 %
             Multi-Line Insurance - 1.0 %
  4,900      American International Group, Inc.                   323,841
             Total Insurance                                      323,841
             Software & Services - 11.7 %
             Systems Software - 11.7 %
 76,100      Microsoft Corp.                                    2,070,681
 36,900      Macrovision Corp. *                                  817,335
 74,900      Oracle Corp. *                                     1,025,381
                                                                3,913,397
             Total Software & Services                          3,913,397
             Technology Hardware & Equipment - 13.8 %
             Communications Equipment - 8.5 %
 76,550      Cisco Systems, Inc. *                              1,658,839
  1,360      F5 Networks, Inc. *                                   98,586
 37,690      Juniper Networks, Inc. *                             720,633
 16,100      Motorola, Inc.                                       368,851
                                                                2,846,909
             Computer Hardware - 5.3 %
  7,100      Apple Computer, Inc. *                               445,312
 34,900      Dell, Inc. *                                       1,038,624
 13,700      Palm, Inc. *  (b)                                    317,292
                                                                1,801,228
             Total Technology Hardware & Equipment              4,648,137
             Semiconductors - 4.4 %
             Semiconductors - 4.4 %
 37,000      Texas Instruments, Inc.                            1,201,390
 10,200      Xilinx, Inc. * (b)                                   259,692
                                                                1,461,082
             Total Semiconductors                               1,461,082
             Telecommunication Services - 1.2 %
             Wireless Telecommunication Services - 1.2 %
 19,400      Vodafone Group Plc (A.D.R.)                          405,460
             Total Telecommunication Services                     405,460
             Utilities - 1.5 %
             Independent Power Producer & Energy Traders - 1.5 %
 11,500      TXU Corp.                                            514,740
             Total Utilities                                      514,740
             TOTAL COMMON STOCKS
             (Cost   $31,647,290)                              33,433,835

             TOTAL INVESTMENT IN SECURITIES - 99.6%
             (Cost   $31,647,290) (a)                          33,433,835

             OTHER ASSETS AND LIABILITIES - 0.4%                 150,222

             TOTAL NET ASSETS - 100.0%                         33,584,057

           * Non-income producing security

       (A.D.RAmerican Depositary Receipt.

         (a) At March 31, 2006, the net unrealized gain on investments based on

             Aggregate gross unrealized gain for all investm   3,495,183

             Aggregate gross unrealized loss for all investm  (2,150,827)

             Net unrealized gain                               1,344,356

   (b)       At March 31, 2006, the following securities were out on loan:

Shares                          Security                        Value
 6,460       Palm, Inc. *                                        149,614
11,772       Par Pharmaceutical Co., Inc. *                      331,735
 9,500       Repsol SA (A.D.R.)                                  270,750
 8,645       Xilinx, Inc. *                                      220,102
             Total                                               972,201

           Pioneer Real Estate Shares VCT Portfolio
           Schedule of Investments  3/31/06 (unaudited)

Shares                                                         Value
           COMMON STOCKS - 98.5 %
           Consumer Services - 5.3 %
           Hotels, Resorts & Cruise Lines - 5.3 %
 80,000    Hilton Hotels Corp. (b)                        $    2,036,800
 57,000    Starwood Hotels & Resorts *                         3,860,610
                                                          $    5,897,410
           Total Consumer Services                        $    5,897,410
           Real Estate - 93.2 %
           Real Estate Management & Development - 3.6 %
117,000    Brookfield Properties Corp.                    $    3,995,550
           Real Estate Investment Trust - 89.6 %
 38,300    AMB Property Corp.                             $    2,078,541
 23,100    Apartment Investment & Management Co.               1,083,390
 88,000    Archstone Communities Trust                         4,291,760
 49,900    AvalonBay Communities, Inc. (b)                     5,444,090
 32,500    BioMed Property Trust, Inc.                           963,300
 62,000    Boston Properties, Inc.                             5,781,500
 67,000    Brandywine Realty Trust                             2,127,920
 40,500    Camden Property Trust                               2,918,025
 10,000    Carramerica Realty Corp.                              446,100
 26,500    Corporate Office Properties                         1,212,110
 69,000    Developers Diversifies Realty Corp.                 3,777,750
 30,000    Duke Realty Investments, Inc.                       1,138,500
  8,000    Equity Lifestyle Properties, Inc.                     398,000
 46,000    Equity Office Properties Trust                      1,544,660
107,000    Equity Residential Property Trust                   5,006,530
 24,300    Extra Space Storage, Inc. *                           417,717
 35,000    Federal Realty Investment Trust                     2,632,000
 17,700    First Potomac Realty Trust                            500,025
 65,000    General Growth Properties                           3,176,550
 12,000    Healthcare Realty Trust, Inc.                         448,560
 57,000    Highwoods Properties, Inc.                          1,922,610
  7,600    Home Properties, Inc. *                               388,363
 14,500    Hospitality Properties Trust                          633,215
170,000    Host Marriott Corp. (b)                             3,638,000
 23,500    iStar Financial, Inc.                                 899,580
 12,000    Kilroy Realty Corp.                                   927,120
 56,000    Kimco Realty Corp. (b)                              2,275,843
 40,900    Kite Realty Group Trust                               652,355
 82,500    Liberty Property Trust  (b)                         3,890,700
  8,200    Mack-Cali Realty Corp.                                393,600
  7,100    Mills Corp.                                           198,800
 26,300    Nationwide Health Properties, Inc. *                  565,454
 32,700    Pan Pacific Retail Properties, Inc.                 2,318,430
118,000    ProLogis Trust                                      6,313,000
 20,000    PS Business Parks, Inc.                             1,118,400
 44,100    Public Storage, Inc.                                3,582,243
 37,000    Regency Centers Corp.                               2,486,030
 17,500    Shurgard Storage Centers, Inc.                      1,166,025
 91,000    Simon DeBartolo Group, Inc. (b)                     7,656,740
 31,000    Spirit Finance Corp.                                  378,200
 21,600    Strategic Hotels & Resorts, Inc. *                    502,848
 61,000    Taubman Centers, Inc.                               2,541,870
 19,200    The Macerich Co.                                    1,368,084
 81,500    Trizec Properties, Inc.                             2,096,995
 57,000    United Dominion Realty Trust                        1,626,780
 39,000    Vornado Realty Trust (b)                            3,744,000
                                                          $   98,672,313
           Total Real Estate                              $  102,667,863
           TOTAL COMMON STOCKS
           (Cost   $58,930,356)                           $  108,565,273

           TOTAL INVESTMENT IN SECURITIES - 98.5%
           (Cost   $58,930,356) (a)                       $  108,565,273

           OTHER ASSETS AND LIABILITIES - 1.5%            $   1,763,269

           TOTAL NET ASSETS - 100.0%                      $  110,328,542

         * Non-income producing security.

       (a) At March 31, 2006, the net unrealized gain on investments bas

           Aggregate gross unrealized gain for all investm$  49,638,120

           Aggregate gross unrealized loss for all investme    (285,956)

           Net unrealized gain                            $  49,352,164

       (b) At March 31, 2006, the following securities were out on loan:

Shares                        Security                         Value
 35,000    AvalonBay Communities, Inc.                    $   3,818,500
 75,085    Hilton Hotels Corp.                                1,911,664
167,960    Host Marriott Corp.                                3,594,344
 54,350    Kimco Realty Corp.                                 2,208,784
 78,375    Liberty Property Trust                             3,696,165
 71,400    Simon DeBartolo Group, Inc.                        6,007,596
 37,050    Vornado Realty Trust                               3,556,800
           Total                                          $  24,793,853

                  Pioneer Strategic Income VCT Portfolio
                  Schedule of Investments  3/31/06 (unaudited)

     Principal
      Amount
      USD ($)                                                           Value
                  CONVERTIBLE CORPORATE BONDS - 0.3 %
                  Semiconductors - 0.3 %
                  Semiconductor Equipment - 0.3 %
   $  170,000     Brooks Automation, Inc., 4.75%, 6/1/08             $  165,113
                  Total Semiconductors                               $  165,113
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost   $157,273)                                  $  165,113

                  ASSET BACKED SECURITIES - 2.7 %
                  Diversified Financials - 1.0 %
                  Consumer Finance - 0.0 %
DKK     23,839    Realkredit Danmark, 7.0%, 10/1/32                  $    4,163
                  Diversified Financial Services - 1.0 %
       277,230    Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)  $  271,539
       190,334    PF Export Receivable Master Trust, 6.436%, 6/1/15 (1  186,528
       146,998    Power Receivables Finance, 6.29%, 1/1/12 (144A)       147,590
                                                                     $  605,657
                  Total Diversified Financials                       $  609,820
                  Utilities - 1.7 %
                  Electric Utilities - 1.7 %
       174,150    Empresa Electric, 8.625%, 4/30/13 (144A)           $  189,181
       339,690    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)       339,690
       386,103    Ormat Funding Corp., 8.25%, 12/30/20                  397,686
        84,429    Tenaska Alabama, 7.0%, 6/30/21 (144A)                  84,703
                                                                     $1,011,260
                  Total Utilities                                    $1,011,260
                  TOTAL ASSET BACKED SECURITIES
                  (Cost   $2,113,029)                                $1,621,080

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6 %
                  Diversified Financials - 0.6 %
                  Diversified Financial Services - 0.6 %
        80,000    Global Signal, 7.036%, 2/15/36 (144A)              $   80,859
       265,000    Tower 2004-2A F, 6.376%, 12/15/14                     260,855
                                                                     $  341,714
                  Total Diversified Financials                       $  341,714
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost   $345,000)                                  $  341,714

                  CORPORATE BONDS - 40.0 %
                  Energy - 6.3 %
                  Coal & Consumable Fuels - 0.4 %
       250,000    Adaro Finance BV, 8.5%, 12/8/10 (144A)             $  258,125
                  Oil & Gas Drilling - 0.6 %
        30,000    Copano Energy LLC, 8.125%, 3/1/16 (144A)           $   31,050
       300,000    DDI Holding AS, 9.3%, 1/19/12                         303,000
                                                                     $  334,050
                  Oil & Gas Equipment And Services - 0.8 %
       275,000    J. Ray McDermott SA, 11.0%, 12/15/13 (144A)        $  321,063
       150,000    Semgroup LP, 8.75%, 11/15/15 (144A)                   153,000
                                                                     $  474,063
                  Oil & Gas Exploration & Production - 3.7 %
        70,000    Atlas Pipeline Partners, 8.125%, 12/15/15 (144A)   $   72,975
       210,000    Baytex Energy, Ltd., 9.625%, 7/15/10                  222,338
       200,000    Clayton Williams Energy, 7.75%, 8/1/13                188,000
       145,000    Compton Petroleum Corp., 7.625%, 12/1/13              145,000
       100,000    Compton Petroleum Corp., 7.625%, 12/1/13 (144A)       100,000
        75,000    Delta Petroleum Corp., 7.0%, 4/1/15                    68,625
       500,000    Gazprom International SA., 7.201%, 2/1/20 (144A)      523,250
       170,000    Harvest Operations Corp., 7.875%, 10/15/11            166,600
ITL  275,000,000  Petroleos Mexicanos, 7.375%, 8/13/07                  179,694
       115,000    Petroquest Energy, Inc., 10.375%, 5/15/12             121,900
       200,000    Quicksilver Resources, Inc., 7.125%, 4/1/16           197,500
       250,000    Stone Energy Corp., 6.75%, 12/15/14                   233,750
                                                                     $2,219,632
                  Oil & Gas Storage & Transporation - 0.8 %
        75,000    Inergy LP, 8.25%, 3/1/16 (144A)                    $   76,875
       170,000    Targa Resources, Inc., 8.50%, 11/1/13 (144A)          176,800
       176,000    Transmontaigne, Inc., 9.125%, 6/1/10                  187,000
                                                                     $  440,675
                  Total Energy                                       $3,726,545
                  Materials - 7.5 %
                  Aluminum - 0.8 %
       370,000    Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)      $  349,650
       140,000    Novelis, Inc., 7.25%, 2/15/15                         134,400
                                                                     $  484,050
                  Commodity Chemicals - 1.1 %
       110,000    Arco Chemical Co., 9.8%, 2/1/20                    $  119,900
        65,000    Aventine Renewable Energy, Floating Rate Note, 12/15   68,250
       130,000    Basell Finance Co., 8.1%, 3/15/27 (144A)              127,075
       300,000    Invista, 9.25%, 5/1/12 (144A)                         321,000
                                                                     $  636,225
                  Construction Materials - 0.5 %
       275,000    U.S. Concrete, Inc., 8.375%, 4/1/14                $  283,250
                  Diversified Chemical - 1.3 %
       100,000    Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)   $  116,982
       150,000    LPG International, Inc., 7.25%, 12/20/15 (144A)       148,500
EURO   145,000    Nell AF Sarl 8.375%, 8/15/15 (144A)                   183,686
       295,000    Resolution Perform Production, 8.0%, 12/15/09         303,850
        35,000    Rhodia SA, 9.25%, 6/1/11                               45,611
                                                                     $  798,629
                  Diversified Metals & Mining - 1.5 %
        70,000    American Rock Salt Co., LLC, 9.5%, 3/15/14         $   70,700
       100,000    Vale Overseas, Ltd., 6.25%, 1/11/16                    98,375
       400,000    Vale Overseas, Ltd., 8.25%, 1/17/34                   459,000
       280,000    Vedenta Resources Plc, 6.625%, 2/22/10 (144A)         273,076
                                                                     $  901,151
                  Forest Products - 0.7 %
       305,000    Ainsworth Lumber, 6.75%, 3/15/14                   $  264,588
       140,000    Sino Forest Corp., 9.125%, 8/17/11 (144A)             150,500
                                                                     $  415,088
                  Metal & Glass Containers - 0.2 %
       130,000    Greif Brothers Corp., 8.875%, 8/1/12               $  138,450
                  Paper Packaging - 0.2 %
       110,000    Graham Packaging Co., 9.875%, 10/15/14             $  111,375
                  Paper Products - 0.5 %
       100,000    Abitibi-Consolidated, Inc., 6.0%, 6/20/13          $   86,000
       200,000    Bowater, Inc., 6.5%, 6/15/13                          186,500
                                                                     $  272,500
                  Specialty Chemicals - 0.5 %
       350,000    Crystal US Holdings, Inc., Floating Rate Note, 10/1$  271,250
                  Steel - 0.2 %
       135,000    Ispat Inland ULC, Floating Rate Note, 4/1/10       $  139,050
                  Total Materials                                    $4,451,018
                  Capital Goods - 4.7 %
                  Aerospace & Defense - 0.1 %
        75,000    DRS Technologies, Inc., 7.625%, 2/1/18             $   77,250
                  Building Products - 1.3 %
       325,000    Builders Firstsource Inc., Floating Rate Note, 2/15$  333,125
       180,000    Caue Finance, Ltd., 8.875%, 8/1/15 (144A)             196,425
       250,000    Desarrolladora Homex SA, 7.5%, 9/28/15                242,500
                                                                     $  772,050
                  Construction & Engineering - 1.0 %
NOK  3,450,000    Kvaerner ASA, 0.0%, 10/30/11                       $  570,445
                  Construction & Farm Machinery & Heavy Trucks - 0.7 %
       130,000    Commercial Vehicle Group, 8.0%, 7/1/13             $  130,000
       270,000    Greenbrier Co., Inc., 8.375%, 5/15/15                 282,825
                                                                     $  412,825
                  Industrial Machinery - 0.4 %
       150,000    Gardner Denver, Inc., 8.0%, 5/1/13 (144A)          $  157,500
        53,000    JLG Industries, Inc., 8.375%, 6/15/12                  55,650
                                                                     $  213,150
                  Trading Companies & Distributors - 1.2 %
       325,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)         $  309,399
       475,000    Noble Group, Ltd., 6.625%, 3/17/15 (144A)             419,878
                                                                     $  729,277
                  Total Capital Goods                                $2,774,997
                  Commercial Services & Supplies - 1.6 %
                  Diversified Commercial Services - 1.0 %
       130,000    FTI Consulting, 7.625%, 6/15/13                    $  136,825
       240,000    Park-Ohio Industries, Inc., 8.375%, 11/15/14          226,200
       235,000    United Rentals NA, Inc., 7.75%, 11/15/13              235,000
                                                                     $  598,025
                  Environmental & Facilities Services - 0.6 %
        80,000    Clean Harbors, Inc., 11.25%, 7/15/12 (144A)        $   90,000
       240,000    Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)   238,200
                                                                     $  328,200
                  Total Commercial Services & Supplies               $  926,225
                  Transportation - 1.2 %
                  Airlines - 0.1 %
        85,000    AMR Corp., 9.8%, 10/1/21                           $   75,438
                  Airport Services - 0.1 %
        55,000    K&F Acquisition, Inc., 7.75%, 11/15/14             $   55,688
                  Marine - 0.8 %
       120,000    CMA CGM SA, 7.25%, 2/1/13 (144A)                   $  118,829
       315,000    Stena AB, 7.0%, 12/1/16                               296,100
        40,000    Trailer Bridge, Inc., 9.25%, 11/15/11                  41,150
                                                                     $  456,079
                  Railroads - 0.2 %
       130,000    TFM SA De CV, 9.375%, 5/1/12                       $  143,000
                  Total Transportation                               $  730,205
                  Automobiles & Components - 0.5 %
                  Tires & Rubber - 0.5 %
       280,000    Goodyear Tire & Rubber, 9.0%, 7/1/15               $  284,200
                  Total Automobiles & Components                     $  284,200
                  Consumer Durables & Apparel - 1.1 %
                  Footwear - 0.3 %
       153,000    Brown Shoe Co., Inc., 8.75%, 5/1/12                $  161,415
                  Homebuilding - 0.8 %
       148,000    Meritage Homes Corp., 6.25%, 3/15/15               $  130,980
       150,000    WCI Communities, Inc., 7.875%, 10/1/13                143,625
       250,000    WCI Communities, Inc., 6.625%, 3/15/15  (b)           221,250
                                                                     $  495,855
                  Total Consumer Durables & Apparel                  $  657,270
                  Consumer Services - 0.4 %
                  Casinos & Gaming - 0.4 %
       245,000    Trump Entertainment Resorts, 8.5%, 6/1/15          $  238,263
                  Total Consumer Services                            $  238,263
                  Media - 2.1 %
                  Broadcasting & Cable TV - 1.2 %
       250,000    C&M Finance, Ltd., 8.1%, 2/1/16 (144A)             $  250,088
       145,000    Innova S De R.L., 9.375%, 9/19/13                     162,400
       300,000    Kabel Deutschland GMBH, 10.625%, 7/1/14               320,250
                                                                     $  732,738
                  Movies & Entertainment - 0.6 %
       335,000    Corp Interamer De Entret, 8.875%, 6/14/15 (144A)   $  331,650
                  Publishing - 0.3 %
       200,000    Sheridan Acquisition Corp., 10.25%, 8/15/11        $  205,750
                  Total Media                                        $1,270,138
                  Retailing - 0.7 %
                  Automotive Retail - 0.0 %
        35,000    Pep Boys-Manny Moe Jack, 7.5%, 12/15/14            $   31,500
                  Computer & Electronics Retail - 0.2 %
        95,000    GSC Holdings Corp., 8.0%, 10/1/12 (144A)           $   94,288
                  Distributors - 0.5 %
EURO   215,000    Central Eur Distribution Corp. , 8.0%, 7/25/12 (144$  285,733
                  Total Retailing                                    $  411,521
                  Food & Drug Retailing - 0.4 %
                  Drug Retail - 0.4 %
       145,000    Duane Reade, Inc., 9.75%, 8/1/11 (b)               $  108,750
       110,000    Duane Reade, Inc., Floating Rate Note, 12/15/10       108,900
                                                                     $  217,650
                  Total Food & Drug Retailing                        $  217,650
                  Food, Beverage & Tobacco - 0.9 %
                  Brewers - 0.9 %
       202,000    Argentine Beverages, 7.375%, 3/22/12 (144A)        $  199,980
        80,000    Cia Brasileira de Bebida, 10.5%, 12/15/11              96,600
       220,000    Cia Brasileira de Bebida, 8.75%, 9/15/13              253,000
                                                                     $  549,580
                  Total Food, Beverage & Tobacco                     $  549,580
                  Health Care Equipment & Services - 0.5 %
                  Health Care Services - 0.5 %
       165,000    Medical Services Co., Floating Rate Note, 10/15/11 $  133,650
       165,000    Rural/Metro Corp., 9.875%, 3/15/15                    177,788
                                                                     $  311,438
                  Total Health Care Equipment & Services             $  311,438
                  Pharmaceuticals & Biotechnology - 0.6 %
                  Biotechnology - 0.3 %
       200,000    Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)     $  202,000
                  Pharmaceuticals - 0.3 %
       180,000    Warner Chilcott Corp., 8.75%, 2/1/15 (144A)        $  178,650
                  Total Pharmaceuticals & Biotechnology              $  380,650
                  Banks - 1.2 %
                  Diversified Banks - 1.2 %
       185,000    ATF Bank JSC, 9.25%, 4/12/12 (144A)                $  195,268
       170,000    Kazkommerts International BV, 8.0%, 11/3/15           175,270
       150,000    Russian Stand Bank, 7.5%, 10/7/10 (144A)              146,813
        15,000    SEB, 8.125%, 9/6/49 (144A)                             15,189
       175,000    Turanalem Finance BV, 8.5%, 2/10/15 (144A)            182,656
                                                                     $  715,196
                  Total Banks                                        $  715,196
                  Diversified Financials - 1.5 %
                  Consumer Finance - 1.0 %
       300,000    Ford Motor Credit Co., 5.7%, 1/15/10               $  266,227
        35,000    Ford Motor Credit Co., 5.8%, 1/12/09                   31,964
       320,000    SLM Corp., Floating Rate Note, 7/25/14                296,794
                                                                     $  594,985
                  Investment Banking & Brokerage - 0.5 %
       275,000    E*Trade Financial Corp., 8.0%, 6/15/11             $  285,650
                  Total Diversified Financials                       $  880,635
                  Insurance - 3.5 %
                  Life & Health Insurance - 0.9 %
       390,000    Presidential Life Corp., 7.875%, 2/15/09           $  390,000
       140,000    Provident Co., Inc., 7.0%, 7/15/18                    141,913
                                                                     $  531,913
                  Multi-Line Insurance - 0.5 %
       325,000    Hanover Insurance Group, 7.625%, 10/15/25          $  328,386
                  Property & Casualty Insurance - 1.1 %
       285,000    Kingsway America, Inc., 7.5%, 2/1/14               $  287,102
       350,000    Ohio Casualty Corp., 7.3%, 6/15/14                    364,819
                                                                     $  651,921
                  Reinsurance - 1.0 %
       200,000    Odyssey Re Holdings, 7.65%, 11/1/13                $  200,597
       365,000    Platinum Underwriter Holdings, 7.5%, 6/1/17           366,313
                                                                     $  566,910
                  Total Insurance                                    $2,079,130
                  Real Estate - 1.5 %
                  Real Estate Management & Development - 0.2 %
       125,000    Forest City Enterprises, 7.625%, 6/1/15            $  131,875
                  Real Estate Investment Trusts - 1.3 %
       120,000    BF Saul Real Estate Investment Trust, 7.5%, 3/1/14 $  123,000
        95,000    Crescent Real Estate, 9.25%, 4/15/09                   99,551
       340,000    Trustreet Properties, Inc., 7.5%, 4/1/15              340,850
       180,000    Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)    184,950
                                                                     $  748,351
                  Total Real Estate                                  $  880,226
                  Technology Hardware & Equipment - 1.0 %
                  Communications Equipment - 0.4 %
        50,000    Corning, Inc., 5.9%, 3/15/14                       $   49,370
       160,000    Dycom Industries, 8.125%, 10/15/15                    164,800
                                                                     $  214,170
                  Technology Distributors - 0.6 %
       406,000    Anixter International Corp., 5.95%, 3/1/15         $  376,749
                  Total Technology Hardware & Equipment              $  590,919
                  Semiconductors - 0.3 %
                  Semiconductors - 0.3 %
       175,000    Chartered Semiconductor, 6.375%, 8/3/15            $  172,484
                  Total Semiconductors                               $  172,484
                  Telecommunication Services - 1.3 %
                  Integrated Telecommunication Services - 0.1 %
        63,000    Tele Norte Leste Participacoes , 8.0%, 12/18/13    $   67,095
                  Wireless Telecommunication Services - 1.2 %
       115,000    Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)$  119,025
CAD    240,000    Rogers Cantel, Inc., 10.5%, 6/1/06                    207,393
       210,000    Stratos Global Corp., 9.875%, 2/15/13 (144A)          207,900
       240,000    Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (  166,200
                                                                     $  700,518
                  Total Telecommunication Services                   $  767,613
                  Utilities - 1.3 %
                  Electric Utilities - 1.2 %
       313,542    Juniper Generation, 6.79%, 12/31/14 (144A)         $  301,345
       250,000    Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)      241,645
       190,000    MSW Energy Holdings, 7.375%, 9/1/10                   195,700
                                                                     $  738,690
                  Multi-Utilities - 0.0 %
        60,000    Reliant Energy, Inc., 6.75%, 12/15/14              $   52,950
                  Total Utilities                                    $  791,640
                  TOTAL CORPORATE BONDS
                  (Cost   $23,218,972)                               $23,807,543

                  U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.4 %
       823,919    Federal Home Loan Mortgage Corp., 4.5%, 4/1/20        786,639
       474,066    Federal Home Loan Mortgage Corp., 4.5%, 7/1/20        452,616
       280,730    Federal Home Loan Mortgage Corp., 4.5%, 4/1/35        259,543
        42,029    Federal Home Loan Mortgage Corp., 5.0%, 5/1/34         40,064
       148,295    Federal Home Loan Mortgage Corp., 5.0%, 6/1/35        141,133
        49,789    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16        49,517
       799,153    Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       781,865
       348,573    Federal Home Loan Mortgage Corp., 5.5%, 1/1/35        340,853
       251,272    Federal Home Loan Mortgage Corp., 6.0%, 6/1/17        254,349
        14,261    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         14,283
        10,204    Federal Home Loan Mortgage Corp., 6.0%, 2/1/33         10,220
       249,049    Federal Home Loan Mortgage Corp., 6.0%, 11/1/33       249,337
       199,152    Federal Home Loan Mortgage Corp., 6.0%, 1/1/34        199,396
       224,405    Federal Home Loan Mortgage Corp., 6.0%, 4/1/35        224,551
       243,237    Federal Home Loan Mortgage Corp., 6.0%, 6/1/35        243,396
       300,522    Federal National Mortgage Association, 4.5%, 5/1/20   287,471
       191,317    Federal National Mortgage Association, 4.5%, 9/1/20   183,009
       153,424    Federal National Mortgage Association, 4.5%, 3/1/35   141,573
       177,869    Federal National Mortgage Association, 5.0%, 2/1/20   173,482
       869,286    Federal National Mortgage Association, 5.0%, 10/1/20  847,847
        37,602    Federal National Mortgage Association, 5.5%, 3/1/18    37,401
        85,407    Federal National Mortgage Association, 5.5%, 12/1/18   84,950
        93,440    Federal National Mortgage Association, 5.5%, 4/1/19    92,968
       186,769    Federal National Mortgage Association, 5.5%, 5/1/34   182,577
       787,950    Federal National Mortgage Association, 5.5%, 10/1/35  769,356
       500,000    Federal National Mortgage Association, 5.5%, 4/1/36   487,969
        84,656    Federal National Mortgage Association, 6.0%, 7/1/17    85,833
         4,555    Federal National Mortgage Association, 6.0%, 12/1/31    4,561
         9,722    Federal National Mortgage Association, 6.0%, 2/1/32     9,735
         6,095    Federal National Mortgage Association, 6.0% 11/1/32     6,101
       307,446    Federal National Mortgage Association, 6.0%, 11/1/33  307,610
       206,574    Federal National Mortgage Association, 6.0%, 12/1/33  206,684
       117,425    Federal National Mortgage Association, 6.0%, 1/1/34   117,475
       800,000    Federal National Mortgage Association, 6.375%, 8/15/  578,027
         1,437    Federal National Mortgage Association, 6.5%, 7/1/31     1,470
         4,851    Federal National Mortgage Association, 6.5%, 10/1/31    4,963
         8,907    Federal National Mortgage Association, 6.5%, 2/1/32     9,112
         1,005    Federal National Mortgage Association, 7.0%, 9/1/29     1,036
       214,447    Government National Mortgage Association, 4.5%, 9/15  202,040
       174,349    Government National Mortgage Association, 4.5%, 5/15  164,177
       648,934    Government National Mortgage Association, 4.5%, 4/15  610,658
       212,633    Government National Mortgage Association, 5.0%, 12/1  206,191
       472,883    Government National Mortgage Association, 5.0%, 4/15  458,218
       359,024    Government National Mortgage Association, 5.5%, 10/1  359,164
       212,895    Government National Mortgage Association, 5.5%, 1/15  210,953
       405,897    Government National Mortgage Association, 5.5%, 4/15  402,193
       140,186    Government National Mortgage Association, 5.5%, 4/20  138,470
        52,821    Government National Mortgage Association, 5.5%, 7/15   52,339
       415,233    Government National Mortgage Association, 5.5%, 10/1  411,440
       396,340    Government National Mortgage Association, 5.5%, 6/15  392,612
       949,905    Government National Mortgage Association, 5.5%, 11/1  940,971
       455,794    Government National Mortgage Association, 6.0%, 8/15  464,221
        23,936    Government National Mortgage Association, 6.0%, 5/15   24,377
       222,487    Government National Mortgage Association, 6.0%, 6/15  226,588
       257,353    Government National Mortgage Association, 6.0%, 2/15  262,103
       159,871    Government National Mortgage Association, 6.0%, 8/15  162,824
        28,137    Government National Mortgage Association, 6.0%, 2/15   28,487
       101,303    Government National Mortgage Association, 6.0%, 3/15  102,568
        52,565    Government National Mortgage Association, 6.0%, 6/15   53,218
       107,105    Government National Mortgage Association, 6.0%, 7/15  108,436
       173,328    Government National Mortgage Association, 6.0%,  9/1  175,483
        66,786    Government National Mortgage Association, 6.0%, 10/1   67,616
       205,920    Government National Mortgage Association, 6.0%, 8/15  208,369
        25,956    Government National Mortgage Association, 6.5%, 3/15   26,952
         7,098    Government National Mortgage Association, 6.5%, 1/15    7,368
         2,072    Government National Mortgage Association, 6.5%, 6/15    2,149
        20,517    Government National Mortgage Association, 6.5%, 2/15   21,276
        22,952    Government National Mortgage Association, 6.5%, 3/15   23,801
        27,874    Government National Mortgage Association, 6.5%, 11/1   28,907
        19,243    Government National Mortgage Association, 6.5%, 1/15   19,952
        36,462    Government National Mortgage Association, 6.5%, 5/15   37,804
        64,572    Government National Mortgage Association, 6.5%, 1/15   66,937
           818    Government National Mortgage Association, 7.0%, 3/15      853
         9,078    Government National Mortgage Association, 7.5%, 5/15    9,460
         2,778    Government National Mortgage Association I, 7.0%, 3/    2,897
       132,246    Government National Mortgage Association II, 5.5%, 3  130,627
       251,142    Government National Mortgage Association II, 6.0%, 1  253,481
       940,000    U.S. Treasury Bonds, 5.25%, 11/15/28                  965,189
       125,000    U.S. Treasury Bonds, 6.25%, 8/15/23                   141,768
        80,000    U.S. Treasury Bonds, 7.25%, 5/15/16                    94,612
     1,217,992    U.S. Treasury Inflation Notes, 1.875%, 7/15/15      1,171,366
       826,965    U.S. Treasury Inflation Notes, 3.0%, 7/15/12          861,755
       150,728    U.S. Treasury Inflation Protected Security, 3.375%,   159,806
     3,160,947    U.S. Treasury Inflation Protected Security, 3.5%, 1/3,341,342
       700,000    U.S. Treasury Notes, 4.0%, 2/15/15                    656,004
       275,000    U.S. Treasury Notes, 4.25%, 11/15/14                  262,840
       265,000    U.S. Treasury Notes, 4.875%, 2/15/12                  265,414
       395,000    U.S. Treasury Notes, 5.5%, 8/15/28                    418,484
     1,920,000    U.S. Treasury Strip, 0.0%, 11/15/13                 1,323,971
                                                                     $25,397,703

                  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                  (Cost   $25,969,693)                               $25,397,703

                  FOREIGN GOVERNMENT BONDS - 7.3%
ITL  45,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10            $   31,334
CAD    399,000    Government of Canada, 4.25%, 9/1/09                   342,943
CAD    315,000    Government of Canada, 5.25%, 6/1/12                   284,708
EURO   343,000    Government of France, 3.0%, 7/25/09                   546,280
SEK  3,445,000    Government of Sweden, 5.25%, 3/15/11                  478,021
SEK  2,955,000    Government of Sweden, 5.5%, 10/8/12                   421,682
SEK  2,150,000    Government of Sweden, 8.0%, 8/15/07                   295,679
NOK  1,500,000    Norwegian Government, 5.5%, 5/15/09                   241,438
NOK  1,320,000    Norwegian Government, 6.0%, 5/16/11                   221,682
NOK  3,410,000    Norwegian Government, 6.75%, 1/15/07                  535,417
AUD    532,000    Ontario Province, 5.5%, 4/23/13                       374,510
AUD    207,000    Queensland Treasury, 6.0%, 8/14/13                    152,481
       444,768    Republic of Columbia, 9.75%, 4/9/2011                 493,137
                                                                     $4,419,312
                  TOTAL FOREIGN GOVERNMENT BONDS
                  (Cost   $3,547,236)                                $4,419,312

                  MUNICIPAL BONDS - 1.0 %
                  Muni  Airport - 0.5 %
        50,000    New Jersey Economic Development Authority, 6.25%, 9$   49,634
       175,000    New Jersey Economic Development Authority, 7.0%, 11/  178,143
       100,000    Wayne Charter County SPL, 6.75%, 12/1/15               55,010
                                                                     $  282,787
                  Muni Tobacco - 0.5 %
        90,000    Golden State Tobacco Securitization, 6.75%, 6/1/39 $  100,818
       105,000    Tobacco Settlement Authority Washington, 6.625%, 6/1  115,494
        60,000    Tobacco Settlement Financing Corp., 7.0%, 6/1/41       68,309
                                                                     $  284,621
                  TOTAL MUNICIPAL BONDS
                  (Cost   $484,081)                                  $  567,408

      Shares
                  WARRANTS - 0.0 %
                  Transportation - 0.0 %
                  Railroads - 0.0 %
           210    Atlantic Express Transportation, Exp. 4/15/08 *    $ -
                  Total Transportation                               $ -
                  TOTAL WARRANTS
                  (Cost   $0)                                        $ -

                  TOTAL INVESTMENT IN SECURITIES - 92.3%
                  (Cost   $55,835,284) (a)                           $56,319,873

                  OTHER ASSETS AND LIABILITIES -7.7%                 $3,212,261

                  TOTAL NET ASSETS - 100.0%                          $59,532,134

                * Non-income producing security.

              144ASecurity is exempt from registration under Rule 144A of the Securities Act of 193

              (a) At March 31, 2006, the net unrealized gain on investments based on cost for feder

                  Aggregate gross unrealized gain for all investments$1,658,270

                  Aggregate gross unrealized loss for all investments
(1,177,821)

                  Net unrealized gain                                $ 480,449

              (b) At March 31, 2006, the following securities were out on loan:

     Principal
      Amount                           Security                         Value
   $  137,750     Duane Reade, Inc., 9.75%, 8/1/11                   $ 105,551
      212,500     WCI Communities, Inc., 6.625%, 3/15/15               188,688
                  Total                                              $ 294,239

        NOTE:     Principal amounts are denominated in U.S. dollars unless
otherwise noted.

         EURO     Euro
          SEK     Swedish Krona
          NOK     Norwegian Kroner
          ITL     Italian Lira
          CAD     Canadian Dollar
          AUD     Australian Dollar
          DKK     Danish Kroner


       Pioneer AmPac Growth VCT Portfolio
       Schedule of Investments  3/31/06 (unaudited)

Shares                                                     Value
       COMMON STOCKS - 99.2 %
       Energy - 2.5 %
       Integrated Oil & Gas - 2.5 %
  840  Chevron Corp.                                    $    48,695
       Total Energy                                     $    48,695
       Capital Goods - 14.9 %
       Electrical Component & Equipment - 5.4 %
1,250  Emerson Electric Co.                             $   104,538
       Industrial Conglomerates - 9.5 %
2,700  General Electric Co.                             $    93,906
1,200  3M Co.                                                90,828
                                                        $   184,734
       Total Capital Goods                              $   289,272
       Transportation - 8.9 %
       Air Freight & Couriers - 8.9 %
1,165  Expeditors International of Washington, Inc.     $   100,644
  900  United Parcel Service                                 71,442
                                                        $   172,086
       Total Transportation                             $   172,086
       Media - 5.6 %
       Advertising - 5.6 %
1,800  WPP Group Plc                                    $   108,000
       Total Media                                      $   108,000
       Food, Beverage & Tobacco - 4.3 %
       Packaged Foods & Meats - 4.3 %
1,300  William Wrigley Jr. Co.                          $    83,200
       Total Food, Beverage & Tobacco                   $    83,200
       Household & Personal Products - 3.7 %
       Household Products - 3.7 %
1,270  Colgate-Palmolive Co.                            $    72,517
       Total Household & Personal Products              $    72,517
       Health Care Equipment & Services - 10.5 %
       Health Care Equipment - 8.4 %
1,650  Medtronic, Inc.                                  $    83,738
1,800  Stryker Corp. *                                       79,812
                                                        $   163,550
       Health Care Services - 2.1 %
1,600  IMS Health, Inc.                                 $    41,232
       Total Health Care Equipment & Services           $   204,782
       Pharmaceuticals & Biotechnology - 6.0 %
       Pharmaceuticals - 6.0 %
1,450  Johnson & Johnson                                $    85,869
  550  Eli Lilly & Co.                                       30,415
                                                        $   116,284
       Total Pharmaceuticals & Biotechnology            $   116,284
       Banks - 1.9 %
       Regional Banks - 1.9 %
2,000  UCBH Holdings, Inc.                              $    37,840
       Total Banks                                      $    37,840
       Diversified Financials - 10.1 %
       Asset Management & Custody Banks - 10.1 %
1,700  State Street Corp.                               $   102,731
1,200  T. Rowe Price Associates, Inc.                        93,852
                                                        $   196,583
       Total Diversified Financials                     $   196,583
       Software & Services - 8.0 %
       Application Software - 3.0 %
1,700  Adobe Systems, Inc. *                            $    59,364
       Systems Software - 5.0 %
3,000  Microsoft Corp.                                  $    81,630
  900  Symantec Corp. *                                      15,147
                                                        $    96,777
       Total Software & Services                        $   156,141
       Technology Hardware & Equipment - 10.6 %
       Communications Equipment - 4.2 %
3,800  Cisco Systems, Inc. *                            $    82,346
       Computer Hardware - 3.0 %
  700  IBM Corp.                                        $    57,729
       Computer Storage & Peripherals - 2.7 %
3,800  EMC Corp. *                                      $    51,794
       Electronic Equipment & Instruments - 0.7 %
  429  National Instruments Corp.                       $    13,994
       Total Technology Hardware & Equipment            $   205,863
       Semiconductors - 12.2 %
       Semiconductor Equipment - 0.9 %
1,000  Applied Materials, Inc.                          $    17,510
       Semiconductors - 11.3 %
3,200  Intel Corp.                                      $    61,920
1,800  Linear Technology Corp.                               63,144
2,600  Microchip Technology                                  94,380
                                                        $   219,444
       Total Semiconductors                             $   236,954
       TOTAL COMMON STOCKS
       (Cost   $1,744,517)                              $ 1,928,217

       TOTAL INVESTMENT IN SECURITIES - 99.2%
       (Cost   $1,744,517) (a)                          $ 1,928,217

       OTHER ASSETS AND LIABILITIES - 0.8%              $   15,653

       TOTAL NET ASSETS - 100.0%                        $ 1,943,870

     * Non-income producing security

     (aAt March 31, 2006, the net unrealized gain on investments ba

       Aggregate gross unrealized gain for all investmen$  219,691

       Aggregate gross unrealized loss for all investment  (35,991)

       Net unrealized gain                              $  183,700

             Pioneer Growth Opportunities VCT Portfolio
             Schedule of Investments  3/31/06 (unaudited)

  Shares                                                      Value
             COMMON STOCKS - 95.5 %
             Energy - 7.7 %
             Coal & Consumable Fuels - 0.7 %
   105,400   Alpha Natural Resources, Inc. *                 2,438,956
             Oil & Gas Drilling - 2.0 %
   298,600   Grey Wolf, Inc. *  (b)                          2,221,584
   237,200   Parker Drilling Co. *                           2,198,844
    75,200   Pride International, Inc. *                     2,344,736
                                                             6,765,164
             Oil & Gas Equipment And Services - 0.7 %
    66,500   Hornbeck Offshore Services *                    2,398,655
             Oil & Gas Exploration & Production - 2.7 %
    54,100   Cheniere Energy, Inc. *  (b)                    2,194,837
    77,000   Comstock Resources, Inc. *                      2,286,130
    51,500   Newfield Exploration Co. *                      2,157,850
    51,000   Stone Energy Corp. *                            2,250,630
                                                             8,889,447
             Oil & Gas Refining & Marketing - 1.6 %
    51,400   Frontier Oil Corp. *                            3,050,590
    35,000   Giant Industries, Inc. *                        2,433,900
                                                             5,484,490
             Total Energy                                   25,976,712
             Materials - 3.7 %
             Aluminum - 1.3 %
   103,900   Century Aluminum Co. *                          4,410,555
             Construction Materials - 1.6 %
    51,750   Florida Rock Industries, Inc.                   2,909,385
    40,000   Texas Industries, Inc.                          2,419,600
                                                             5,328,985
             Fertilizers & Agricultural Chemicals - 0.7 %
    53,200   The Scotts Miracle-Gro Co.                      2,434,432
             Specialty Chemicals - 0.1 %
    63,400   Omnova Solution, Inc. *                           388,008
             Total Materials                                12,561,980
             Capital Goods - 8.2 %
             Aerospace & Defense - 1.6 %
    36,900   DRS Technologies, Inc.                          2,024,703
    58,700   Moog, Inc.  *                                   2,083,263
    37,900   Teledyne Technologies, Inc. *                   1,349,240
                                                             5,457,206
             Building Products - 1.2 %
    56,800   Elcor Corp. *                                   1,917,000
    36,000   NCI Building Systems, Inc. *                    2,151,720
                                                             4,068,720
             Construction & Farm Machinery & Heavy Trucks - 1.2 %
    25,000   Terex Corp. *                                   1,981,000
   102,700   Wabash National Corp.                           2,028,325
                                                             4,009,325
             Electrical Component & Equipment - 1.7 %
   508,400   Power-One, Inc. *                               3,660,480
    39,800   Thomas & Betts Corp. *                          2,044,924
                                                             5,705,404
             Industrial Conglomerates - 0.6 %
   137,300   Tredegar Corp.                                  2,184,443
             Industrial Machinery - 1.9 %
    35,000   Flowserve Corp. *                               2,041,900
    42,400   Idex Corp.                                      2,212,008
    48,200   Pentair, Inc.                                   1,964,150
                                                             6,218,058
             Total Capital Goods                            27,643,156
             Commercial Services & Supplies - 3.1 %
             Commercial Printing - 0.6 %
    59,737   R.R. Donnelly & Sons Co.                        1,954,595
             Diversified Commerc Services - 0.3 %
   122,600   Sirva, Inc. *                                   1,045,778
             Human Resource & Employment Services - 0.9 %
    80,600   Labor Ready, Inc. *                             1,930,370
   102,000   Spherion Corp. *                                1,060,800
                                                             2,991,170
             Office Services & Supplies - 1.3 %
   151,200   Ikon Office Solutions, Inc. *                   2,154,600
    40,600   United Stationers Inc. *                        2,155,860
                                                             4,310,460
             Total Commercial Services & Supplies           10,302,003
             Transportation - 2.2 %
             Air Freight & Couriers - 0.3 %
    23,100   EGL, Inc. *                                     1,039,500
             Airlines - 1.3 %
    66,100   Alaska Air Group, Inc *                         2,343,245
    38,400   Continental Airlines (Class B) *                1,032,960
   143,800   ExpressJet Holdings, Inc. *                     1,069,872
                                                             4,446,077
             Trucking - 0.6 %
    73,800   Laidlaw International, Inc.                     2,007,360
             Total Transportation                            7,492,937
             Consumer Durables & Apparel - 4.9 %
             Apparel, Accessories & Luxury Goods - 1.4 %
    65,700   Phillips-Van Heusen                             2,510,397
    83,800   The Warnaco Group, Inc. *                       2,011,200
                                                             4,521,597
             Footwear - 2.9 %
    65,400   K-Swiss, Inc. *                                 1,971,156
   227,900   Skechers U.S.A. *                               5,681,547
    98,700   Wolverine World Wide, Inc.                      2,184,231
                                                             9,836,934
             Homebuilding - 0.6 %
   144,500   Champion Enterprises, Inc. *                    2,161,720
             Total Consumer Durables & Apparel              16,520,251
             Consumer Services - 4.5 %
             Casinos & Gaming - 2.1 %
    77,400   Monarch Casino & Resort, Inc. *                 2,197,386
   136,800   Scientific Games Corp. *                        4,805,784
                                                             7,003,170
             Hotels, Resorts & Cruise Lines - 0.4 %
    62,700   Ambassadors Group, Inc. *                       1,592,580
             Restaurants - 1.5 %
     7,700   Morton's Restaraunt Group *                       133,826
   140,400   Rare Hospitality International, Inc. *          4,890,132
                                                             5,023,958
             Specialized Consumer Services - 0.5 %
    63,000   Escala Group, Inc. * (b)                        1,649,970
             Total Consumer Services                        15,269,678
             Media - 1.1 %
             Publishing - 1.1 %
   131,300   Readers Digest Association, Inc. *              1,936,675
    31,400   R.H. Donnelley Corp. *                          1,828,422
                                                             3,765,097
             Total Media                                     3,765,097
             Retailing - 2.8 %
             Apparel Retail - 2.8 %
   134,500   Bebe Stores, Inc. *                             2,477,490
    63,300   New York & Co., Inc. *                            945,702
   131,100   Stein Mart, Inc.                                2,283,762
   127,050   Stage Stores, Inc. *                            3,779,738
                                                             9,486,692
             Total Retailing                                 9,486,692
             Food & Drug Retailing - 0.2 %
             Food Retail - 0.2 %
    29,800   Casey's General Stores, Inc.                      681,526
             Total Food & Drug Retailing                       681,526
             Household & Personal Products - 1.9 %
             Household Products - 1.5 %
    91,400   Central Garden & Pet Co. *                      4,856,996
             Personal Products - 0.4 %
   142,400   Playtex Products, Inc. *                        1,490,928
             Total Household & Personal Products             6,347,924
             Health Care Equipment & Services - 13.2 %
             Health Care Equipment - 5.1 %
    14,400   ArthroCare Corp. *  (b)                           688,608
   101,600   Cytyc Corp. *                                   2,863,088
    69,600   Hologic, Inc. *                                 3,852,360
    39,000   NMT Medical, Inc. *  (b)                          631,020
   116,200   Palomar Medical Technologies *  (b)             3,886,890
    85,900   Symmetry Medical, Inc. *                        1,821,939
   132,000   Steris Corp.                                    3,257,760
                                                            17,001,665
             Health Care Services - 4.4 %
    42,600   Cerner Corp. *  (b)                             2,021,370
    62,300   American Healthways, Inc. *                     3,173,562
   145,700   Merge Technologies, Inc. *  (b)                 2,326,829
   201,500   Pre-Se Technologies, Inc. *  (b)                5,371,990
   101,300   The Trizetto Group, Inc. *                      1,781,867
                                                            14,675,618
             Health Care Supplies - 3.7 %
    78,500   Haemonetics Corp. *                             3,985,445
   254,800   Merit Medical Systems, Inc. *                   3,060,148
   129,710   PolyMedica Corp. (b)                            5,494,516
                                                            12,540,109
             Managed Health Care - 0.0 %
     5,300   Healthspring, Inc. *                               98,633
             Total Health Care Equipment & Services         44,316,025
             Pharmaceuticals & Biotechnology - 9.1 %
             Biotechnology - 6.0 %
   225,500   Cubist Pharmaceuticals, Inc. *                  5,179,735
   156,200   CV Therapeutics, Inc. *  (b)                    3,448,896
   151,600   Onyx Pharmaceuticals, Inc. *  (b)               3,981,016
   171,400   Serologicals Corp. *  (b)                       4,192,444
    93,000   Vertex Pharmaceuticals, Inc. *                  3,402,870
                                                            20,204,961
             Pharmaceuticals - 3.1 %
   328,700   Connetics Corp. *  (b)                          5,564,891
    66,500   Medicis Pharmaceutical Corp.  (b)               2,167,900
   161,400   Salix Pharmaceuticals, Ltd. *                   2,664,714
                                                            10,397,505
             Total Pharmaceuticals & Biotechnology          30,602,466
             Banks - 0.8 %
             Regional Banks - 0.1 %
    14,855   Southwest Bancorp, Inc. *                         330,375
             Thrifts & Mortgage Finance - 0.7 %
   126,300   Franklin Bank Corp. *                           2,428,749
             Total Banks                                     2,759,124
             Diversified Financials - 1.1 %
             Asset Management & Custody Banks - 0.5 %
    76,000   Waddell & Reed Financial, Inc. *                1,755,600
             Consumer Finance - 0.6 %
    59,700   Asta Funding, Inc. (b)                          1,985,622
             Total Diversified Financials                    3,741,222
             Insurance - 2.4 %
             Life & Health Insurance - 0.3 %
    74,000   American Equity Investment Life Holding *       1,061,160
             Property & Casualty Insurance - 1.0 %
   133,200   Assured Guaranty, Ltd.                          3,330,000
             Reinsurance - 1.1 %
   101,500   IPC Holdings Ltd.                               2,847,075
    34,000   Platinum Underwriter Holdings, Ltd.               989,400
                                                             3,836,475
             Total Insurance                                 8,227,635
             Real Estate - 2.1 %
             Real Estate Management & Development - 1.0 %
   258,500   Deerfield Triarc Capital Corp.                  3,487,165
             Real Estate Investment Trusts - 1.1 %
    12,900   Alexandria Real Estate Equities, Inc.           1,229,757
   191,500   Annaly Mortgage Management, Inc. (b)            2,324,810
                                                             3,554,567
             Total Real Estate                               7,041,732
             Software & Services - 11.9 %
             Application Software - 5.3 %
    46,800   Ansys, Inc. *                                   2,534,220
    41,300   Bottomline Technologies, Inc. *                   567,049
    74,500   FileNet Corp. *                                 2,012,990
    34,300   Intergraph Corp. *                              1,428,938
   244,400   Intervoice, Inc. *                              2,104,284
    92,100   Jack Henry  & Associates, Inc.                  2,106,327
   107,500   Net 1 UEPS Technologies, Inc. *                 3,042,250
   229,600   Sonic Solutions *  (b)                          4,158,056
                                                            17,954,114
             Internet Software & Services - 3.5 %
    56,700   Digital River, Inc. * (b)                       2,472,687
   146,400   Digitas, Inc. *                                 2,108,160
    86,300   Infospace, Inc. *                               2,412,085
    48,700   J2 Global Communications, Inc. *  (b)           2,288,900
    74,700   WebEx Communications, Inc. *                    2,515,149
                                                            11,796,981
             IT Consulting & Other Services - 1.2 %
    81,800   Acxiom Corp. *                                  2,113,712
    30,300   CACI International, Inc. *                      1,992,225
                                                             4,105,937
             Systems Software - 1.9 %
    85,700   Macrovision Corp. *                             1,898,255
    44,300   Micros System, Inc. *                           2,040,901
    79,100   Progress Software Corp. *                       2,301,019
                                                             6,240,175
             Total Software & Services                      40,097,207
             Technology Hardware & Equipment - 8.6 %
             Communications Equipment - 4.9 %
   132,200   CommScope, Inc. *                               3,774,310
   138,200   Foundry Networks, Inc. *                        2,509,712
   137,300   NETGEAR, Inc. *                                 2,610,073
   364,600   Packeteer, Inc. *                               4,229,360
   163,700   Symmetricom, Inc. *                             1,399,635
   452,100   Westell Technologies, Inc. *                    1,840,047
                                                            16,363,137
             Computer Hardware - 0.7 %
    55,100   Avid Technology, Inc. *                         2,394,646
             Electronic Equipment & Instruments - 1.0 %
   170,900   Paxar Corp. *                                   3,344,513
             Electronic Manufacturing Services - 1.4 %
    68,900   Plexus Corp. *                                  2,588,573
   477,200   Sanmina-SCI Corp. *                             1,956,520
                                                             4,545,093
             Technology Distributors - 0.6 %
    35,000   Scansource, Inc. *                              2,114,350
             Total Technology Hardware & Equipment          28,761,739
             Semiconductors - 4.4 %
             Semiconductor Equipment - 2.1 %
   106,300   Advanced Energy Industries, Inc. *              1,502,019
    85,300   MKS Instruments, Inc. *                         1,998,579
   137,700   Mattson Technology, Inc. *                      1,652,400
    94,300   Photronics, Inc. *                              1,769,068
                                                             6,922,066
             Semiconductors - 2.3 %
   346,900   Atmel Corp. *                                   1,637,368
   165,800   IXYS Corp. *                                    1,528,676
   120,800   Semtech Cor. *                                  2,161,112
   345,400   SGC Holding Corp. *                             2,507,604
                                                             7,834,760
             Total Semiconductors                           14,756,826
             Telecommunication Services - 0.7 %
             Integrated Telecom Services - 0.7 %
    98,900   Alaska Communications Systems Group, Inc.       1,199,657
    29,500   Commonwealth Telephone Enterprises, Inc. *      1,016,275
                                                             2,215,932
             Total Telecommunication Services                2,215,932
             Utilities - 0.6 %
             Indep Power Producer & Energy Traders - 0.6 %
    58,900   Black Hills Corp.                               2,002,600
             Total Utilities                                 2,002,600
             TOTAL COMMON STOCKS
             (Cost   $275,014,798)                          320,570,464

             WARRANTS - 0.0 %
             Commercial Services & Supplies - 0.0 %
             Diversified Commercial Services - 0.0 %
    37,165   NCO Group, Warrants Exp. 9/28/06 *                      0
             Total Commercial Services & Supplies                    0
             Health Care Equipment & Services - 0.0 %
             Health Care Facilities - -0.0 %
   140,000   Lifepoint Warrants, Exp. 4/1/07 *                       0
    84,000   Lifepoint Warrants, Exp. 7/21/07 *                      0
             Health Care Supplies - 0.0 %
    92,800   SpectRx, Inc., Warrants Exp. 6/4/06 *                   0
             Total Health Care Equipment & Services                  0
             Pharmaceuticals & Biotechnology - 0.0 %
             Biotechnology - 0.0 %
   250,000   Photomedex, Warrants Exp. 6/13/07 *                 2,500
             Total Pharmaceuticals & Biotechnology               2,500
             TOTAL WARRANTS
             (Cost   $21,608)                                    2,500

             EXCHANGE TRADED FUNDS - 2.9%
    66,800   IShares Russell 2000 Growth (b)                 5,323,960
    24,900   IShares Russell 2000 Value (b)                  1,858,785
    19,900   IShares S&P Small Cap 600 Barra Growth (b)      2,572,672
                                                             9,755,417
             TOTAL EXCHANGE TRADED FUNDS
             (Cost   $6,452,173)                             9,755,417
Principal
  Amount
             TEMPORARY CASH INVESTMENTS - 0.9 %
             Repurchase Agreement - 0.9 %
3,100,000    UBS Warburg, Inc., 4.45%, dated 3/31/06, repurc 3,100,000
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost   $3,100,000)                             3,100,000

             TOTAL INVESTMENT IN SECURITIES - 99.3%
             (Cost   $284,588,579) (a)                      333,428,381

             OTHER ASSETS AND LIABILITIES - 0.7%            2,438,070

             TOTAL NET ASSETS - 100.0%                      335,866,451

           * Non-income producing security.

          (a)At March 31, 2006, the net unrealized gain on investments based

             Aggregate gross unrealized gain for all investm63,921,546

             Aggregate gross unrealized loss for all investm(15,081,744)

             Net unrealized gain                            48,839,802

          (b)At March 31, 2006, the following securities were out on loan:

  Shares                        Security                      Value
    34,860   Annaly Mortgage Management, Inc.                 423,200
    13,680   ArthroCare Corp. *                               654,178
    56,715   Asta Funding, Inc.                             1,886,341
    99,700   Cerner Corp. *                                 4,730,765
    51,395   Cheniere Energy, Inc. *                        2,085,095
   312,265   Connetics Corp. *                              5,286,646
    43,890   CV Therapeutics, Inc. *                          969,091
    32,000   Digital River, Inc. *                          1,395,520
    59,850   Escala Group, Inc. *                           1,567,472
   282,670   Grey Wolf, Inc. *                              2,103,065
    63,390   IShares Russell 2000 Growth                    5,052,183
    23,295   IShares Russell 2000 Value                     1,741,068
    13,595   IShares S&P Small Cap 600 Barra Growth         1,761,096
    46,265   J2 Global Communications, Inc. *               2,174,455
    63,175   Medicis Pharmaceutical Corp.                   2,059,505
   138,415   Merge Technologies, Inc. *                     2,210,488
    37,050   NMT Medical, Inc. *                              599,469
    47,400   Onyx Pharmaceuticals, Inc. *                   1,244,724
   110,390   Palomar Medical Technologies *                 3,692,546
    51,000   PolyMedica Corp.                               2,160,360
   170,920   Pre-Se Technologies, Inc. *                    4,556,727
   170,590   Serologicals Corp. *                           4,172,631
   102,050   Sonic Solutions *                              1,848,126
             Total                                          54,374,751

            Pioneer Small Cap Value II VCT Portfolio
            Schedule of Investments  3/31/06 (unaudited)

 Shares                                                      Value
            COMMON STOCKS - 94.5 %
            Energy - 6.7 %
            Coal & Consumable Fuels - 0.9 %
  12,600    Massey Energy Co.                                 454,482
            Integrated Oil & Gas - 0.6 %
  11,900    CNX Gas Corp. (144A) *                            309,400
            Oil & Gas Drilling - 0.5 %
   8,500    Bronco Drilling Co., Inc. *                       223,550
            Oil & Gas Equipment And Services - 3.7 %
  57,900    Key Energy Services, Inc. *                       882,975
  16,650    Lone Star Technologies, Inc. *                    922,577
                                                            1,805,552
            Oil & Gas Exploration & Production - 1.0 %
   4,000    EXCO Resources, Inc. *                             50,120
   2,800    Forest Oil Corp. *                                104,104
   2,266    Mariner Energy, Inc. *                             46,476
  19,000    Riata Energy, Inc. (144A) *                       289,750
                                                              490,450
            Total Energy                                    3,283,434
            Materials - 3.4 %
            Construction Materials - 1.4 %
  12,612    Florida Rock Industries, Inc.                     709,047
            Specialty Chemicals - 1.1 %
  29,650    Sensient Technologies Corp.                       535,183
            Steel - 0.9 %
   9,725    Schnitzer Steel Industries, Inc. (b)              416,716
            Total Materials                                 1,660,946
            Capital Goods - 6.4 %
            Aerospace & Defense - 2.1 %
  17,425    Precision Castparts Corp.                       1,035,045
            Construction & Engineering - 1.8 %
  21,600    URS Corp. *                                       869,400
            Construction, Farm Machinery & Heavy Trucks - 1.8 %
  24,150    Astec Industries, Inc. *                          866,985
            Electrical Component & Equipment - 0.7 %
  24,600    C&D Technologies, Inc.                            227,304
  18,500    Power-One, Inc. *                                 133,200
                                                              360,504
            Total Capital Goods                             3,131,934
            Commercial Services & Supplies - 0.2 %
            Human Resource & Employment Services - 0.2 %
   5,000    Korn/Ferry International *                        101,950
            Total Commercial Services & Supplies              101,950
            Transportation - 5.5 %
            Air Freight & Couriers - 2.1 %
  31,575    Pacer International, Inc.                       1,031,871
            Marine - 0.5 %
   4,600    Genco Shipping & Trading, Ltd.                     78,292
  18,400    Quintana Maritime, Ltd. (b)                       162,472
                                                              240,764
            Trucking - 2.9 %
  14,075    Arkansas Best Corp.                               550,614
  20,325    Landstar System, Inc                              896,739
                                                            1,447,353
            Total Transportation                            2,719,988
            Automobiles & Components - 0.6 %
            Tires & Rubber - 0.6 %
  20,800    Cooper Tire & Rubber *                            298,272
            Total Automobiles & Components                    298,272
            Consumer Durables & Apparel - 3.6 %
            Home Furnishings - 0.4 %
   7,625    Furniture Brands International, Inc.              186,889
            Homebuilding - 2.4 %
   9,250    Beazer Homes USA, Inc.                            607,725
  37,650    Champion Enterprises, Inc. *                      563,244
                                                            1,170,969
            Housewares & Specialties - 0.8 %
  13,000    Jarden Corp. *                                    427,050
            Total Consumer Durables & Apparel               1,784,908
            Consumer Services - 4.2 %
            Casinos & Gaming - 2.1 %
  39,800    Ameristar Casinos, Inc.                         1,026,442
            Restaurants - 1.1 %
  12,625    Jack In The Box, Inc. *                           549,188
            Specialized Consumer Services - 1.0 %
  14,675    Regis Corp.                                       505,994
            Total Consumer Services                         2,081,624
            Retailing - 6.3 %
            Apparel Retail - 2.6 %
  38,025    Foot Locker, Inc.                                 908,037
  11,600    Stage Stores, Inc. *                              345,100
                                                            1,253,137
            Catalog Retail - 2.0 %
  44,350    Insight Enterprises, Inc. *                       976,144
            Distributors - 1.7 %
  23,850    Building Materials Holding Corp. (b)              850,014
            Internet Retail - 0.0 %
   2,997    1-800-FLOWERS.COM, Inc. *                          21,279
            Total Retailing                                 3,100,574
            Food, Beverage & Tobacco - 0.8 %
            Tobacco - 0.8 %
  11,150    Universal Corp.                                   409,986
            Total Food, Beverage & Tobacco                    409,986
            Household & Personal Products - 1.5 %
            Personal Products - 1.5 %
   4,600    Herbalife, Ltd. *                                 155,342
  34,400    Nu Skin Enterprises, Inc.                         603,032
                                                              758,374
            Total Household & Personal Products               758,374
            Health Care Equipment & Services - 2.5 %
            Health Care Facilities - 0.4 %
  29,175    Hanger Orthopedic Group, Inc. *                   202,766
            Health Care Services - 1.2 %
  30,700    Cross Country Healthcares, Inc. *                 594,352
            Health Care Supplies - 0.7 %
  28,300    Merit Medical Systems, Inc. *                     339,883
            Managed Health Care - 0.2 %
   5,500    AMERIGROUP Corp. *                                115,720
            Total Health Care Equipment & Services          1,252,721
            Banks - 7.5 %
            Regional Banks - 5.6 %
  25,150    Central Pacific Financial Corp.                   923,508
  20,500    Greater Bay Bancorp                               568,670
  37,345    Hanmi Financial Corp.                             674,451
   6,668    Provident Bankshares Corp                         243,049
  15,800    Southwest Bancorp, Inc. *                         351,392
                                                            2,761,070
            Thrifts & Mortgage Finance - 1.9 %
   5,575    BankUnited Financial Corp. (b)                    150,748
  22,885    PFF Bancorp, Inc.                                 771,453
                                                              922,201
            Total Banks                                     3,683,271
            Diversified Financials - 8.5 %
            Asset Management & Custody Banks - 1.9 %
  50,851    Apollo Investment Corp.                           905,657
            Consumer Finance - 4.5 %
  31,425    AmeriCredit Corp. *                               965,690
  36,000    Cash America International, Inc.                1,080,720
   4,300    The First Marblehead Corp. (b)                    185,975
                                                            2,232,385
            Investment Banking & Brokerage - 2.1 %
  39,275    SWS Group, Inc.                                 1,027,041
            Total Diversified Financials                    4,165,083
            Insurance - 9.7 %
            Life & Health Insurance - 2.1 %
   6,900    American Equity Investment Life Holding *          98,946
  17,300    Stancorp Financial Group, Inc.                    936,103
                                                            1,035,049
            Multi-Line Insurance - 0.9 %
  69,200    Quanta Capital Holdings *                         421,000
            Property & Casualty Insurance - 5.2 %
   5,000    Assured Guaranty, Ltd                             125,000
  11,700    First American Corp.                              458,172
  31,500    Ohio Casualty Corp.                               998,550
  17,300    RLI Corp. *                                       991,290
                                                            2,573,012
            Reinsurance - 1.5 %
  12,000    IPC Holdings, Ltd.                                336,600
   9,000    Max Re Capital, Ltd.                              214,200
   6,600    Platinum Underwriter Holdings, Ltd.               192,060
                                                              742,860
            Total Insurance                                 4,771,921
            Real Estate - 6.5 %
            Real Estate Management & Development - 1.0 %
  35,000    Deerfield Triarc Capital Corp.                    472,150
            Real Estate Investment Trusts - 5.5 %
  10,475    Alexandria Real Estate Equities, Inc.             998,582
  11,375    Camden Property Trust                             819,569
  24,125    First Potomac Realty Trust                        681,531
  33,900    Hanover Capital Mortgage Holdings, Inc.           216,960
                                                            2,716,642
            Total Real Estate                               3,188,792
            Software & Services - 3.7 %
            Application Software - 3.3 %
  56,700    Aspen Technology, Inc. *                          717,255
  26,900    Bottomline Technologies, Inc. *                   369,337
  12,500    Sonic Solutions *                                 226,375
  38,000    TIBCO Software, Inc. *                            317,680
                                                            1,630,647
            IT Consulting & Other Services - 0.2 %
   7,037    NCI, Inc. *                                        98,518
            Systems Software - 0.2 %
  15,500    Borland Software Corp. *                           83,700
            Total Software & Services                       1,812,865
            Technology Hardware & Equipment - 13.2 %
            Communications Equipment - 4.0 %
  15,425    Black Box Corp.                                   741,171
  13,000    Dycom Industries, Inc. *                          276,250
  12,300    Plantronics, Inc.                                 435,789
  59,300    Symmetricom, Inc. *                               507,015
                                                            1,960,225
            Computer Hardware - 1.7 %
  14,700    Avid Technology, Inc. *                           638,862
  62,900    Concurrent Computer Corp. *                       203,167
                                                              842,029
            Computer Storage & Peripherals - 2.2 %
  27,125    Hypercom Corp. *                                  252,263
  19,375    Imation Corp.                                     831,381
                                                            1,083,644
            Electronic Equipment & Instruments - 0.6 %
   6,100    Landauer, Inc.                                    306,342
            Electronic Manufacturing Services - 2.7 %
  23,925    Benchmark Electronics, Inc. *                     917,524
  11,400    Mercury Computer Systems, Inc. *                  184,680
  24,100    Smart Modular Technologies (WWH), Inc. *          218,105
                                                            1,320,309
            Technology Distributors - 2.0 %
  20,725    Anixter International, Inc. *                     990,241
            Total Technology Hardware & Equipment           6,502,790
            Semiconductors - 1.2 %
            Semiconductors - 1.2 %
  91,725    Lattice Semiconductor Corp. *                     610,889
            Total Semiconductors                              610,889
            Telecommunication Services - 1.1 %
            Integrated Telecommunication Services - 1.1 %
  44,700    Alaska Communications Systems Group, Inc.         542,211
            Total Telecommunication Services                  542,211
            Utilities - 1.3 %
            Electric Utilities - 1.3 %
  20,175    IDACORP, Inc.                                     656,091
            Total Utilities                                   656,091
            TOTAL COMMON STOCKS
            (Cost   $28,686,636)                           46,518,624

            TOTAL INVESTMENT IN SECURITIES - 94.5%
            (Cost   $28,686,636) (a)                       46,518,624

            OTHER ASSETS AND LIABILITIES - 5.5%            2,729,178

            TOTAL NET ASSETS - 100.0%                      49,247,802

          * Non-income producing security.

        144ASecurity is exempt from registration under Rule 144A of the Securit

        (a) At March 31, 2006, the net unrealized gain on investments based on

            Aggregate gross unrealized gain for all investm18,632,404

            Aggregate gross unrealized loss for all investm (844,130)

            Net unrealized gain                            17,788,274

        (b) At March 31, 2006, the following securities were out on loan:

 Shares                        Security                      Value
 16,031     BankUnited Financial Corp.                       433,478
 22,657     Building Materials Holding Corp.                 808,628
  1,165     The First Marblehead Corp.                        50,386
  9,619     Schnitzer Steel Industries, Inc.                 412,174
  1,125     Quintana Maritime, Ltd.                            9,934
            Total                                          1,714,600


            Pioneer Global High Yield VCT Portfolio
            Schedule of Investments  3/31/06 (unaudited)

Principal
 Amount
USD ($)                                                               Value
            CONVERTIBLE CORPORATE BONDS - 2.3 %
            Pharmaceuticals & Biotechnology - 1.2 %
            Pharmaceuticals - 1.2 %
 65,000     Pharm Resources, 2.875%, 9/30/10                      $      54,031
            Total Pharmaceuticals & Biotechnology                 $      54,031
            Software & Services - 1.1 %
            Data Processing & Outsourced Services - 1.1 %
  50,000    Pegasus Solutions, Inc., 3.875%, 7/15/23              $      49,125
            Total Software & Services                             $      49,125
            TOTAL CONVERTIBLE CORPORATE BONDS
            (Cost   $95,106)                                      $     103,156

            ASSET BACKED SECURITIES - 3.9 %
            Transportation - 2.1 %
            Airlines - 2.1 %
  27,435    American Airlines, Inc., 7.377%, 5/23/19              $      25,651
  15,791    American Airlines, Inc., 7.379%, 5/23/16                     14,330
  34,737    Continental Airlines, Inc., 8.499%, 5/1/11                   33,413
  17,304    Continental Airlines, Inc., 8.312%, 4/2/11                   16,627
                                                                  $      90,021
            Total Transportation                                  $      90,021
            Retailing - 0.9 %
            Distributors - 0.9 %
  40,000    NTComex, Inc., 11.75%, 1/15/11 (144A)                 $      39,800
            Total Retailing                                       $      39,800
            Utilities - 0.9 %
            Electric Utilities - 0.9 %
  19,305    Ormat Funding Corp., 8.25%, 12/30/20                  $      19,884
  19,866    Tenaska Alabama, 7.0%, 6/30/21 (144A)                        19,930
                                                                  $      39,814
            Total Utilities                                       $      39,814
            TOTAL ASSET BACKED SECURITIES
            (Cost   $158,188)                                     $     169,635

            CORPORATE BONDS - 86.5 %
            Energy - 16.6 %
            Coal & Consumable Fuels - 0.3 %
  13,060    Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)        $      13,518
            Oil & Gas Drilling - 2.5 %
  10,000    Copano Energy LLC, 8.125%, 3/1/16 (144A)              $      10,350
 100,000    DDI Holding AS, 9.3%, 1/19/12                               101,000
                                                                  $     111,350
            Oil & Gas Equipment & Services - 3.1 %
  20,000    J. Ray McDermott SA, 11.0%, 12/15/13 (144A)           $      23,350
  35,000    Pipe Acquisition Finance, Floating Rate Note, 12/15/10       34,825
 500,000    Thule Drilling, 10.0%, 5/10/07                               78,582
                                                                  $     136,757
            Oil & Gas Exploration & Production - 6.4 %
  25,000    Baytex Energy, Ltd., 9.625%, 7/15/10                  $      26,469
  20,000    Clayton Williams Energy, 7.75%, 8/1/13                       18,800
  35,000    Compton Petroleum Corp., 7.625%, 12/1/13                     35,000
  40,000    Compton Petroleum Corp., 7.625%, 12/1/13 (144A)              40,000
  15,000    Delta Petroleum Corp., 7.0%, 4/1/15                          13,725
  15,000    Energy Partners, Ltd., 8.75%, 8/1/10                         15,338
  20,000    Gazprom International SA., 7.201%, 2/1/20 (144A)             20,930
  35,000    Harvest Operations Corp., 7.875%, 10/15/11                   34,300
  15,000    Petroquest Energy, Inc., 10.375%, 5/15/12                    15,900
  35,000    Quicksilver Resources, Inc., 7.125%, 4/1/16                  34,563
  25,000    Stone Energy Corp., 6.75%, 12/15/14                          23,375
                                                                  $     278,400
            Oil & Gas Storage & Transporation - 4.3 %
  50,000    Inergy LP, 8.25%, 3/1/16 (144A)                       $      51,250
  50,000    LPG International, Inc., 7.25%, 12/20/15 (144A)              49,500
  25,000    Semgroup LP, 8.75%, 11/15/15 (144A)                          25,500
  20,000    Targa Resources, Inc., 8.50%, 11/1/13 (144A)                 20,800
  40,000    Transmontaigne, Inc., 9.125%, 6/1/10                         42,500
                                                                  $     189,550
            Total Energy                                          $     729,575
            Materials - 23.5 %
            Aluminum - 1.4 %
  45,000    Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)         $      42,525
  20,000    Indalex Holding, 11.5%, 2/1/14 (144A)                        19,600
                                                                  $      62,125
            Commodity Chemicals - 2.2 %
  40,000    Invista, 9.25%, 5/1/12 (144A)                         $      42,800
  50,000    Verasun Energy Corp., 9.875%, 12/15/12 (144A)                53,000
                                                                  $      95,800
            Construction Materials - 2.6 %
  20,000    Caue Finance, Ltd., 8.875%, 8/1/15 (144A)             $      21,825
  25,000    Loma Negra C.I.A.SA, 7.25%, 3/15/13 (144A)                   24,625
  20,000    RMCC Acquisition Co., 9.50%, 11/1/12 (144A)                  20,500
  45,000    U.S. Concrete, Inc., 8.375%, 4/1/14                          46,350
                                                                  $     113,300
            Diversified Chemical - 5.8 %
  50,000    Braskem International, Ltd., 9.375%, 6/1/15 (144A)    $      55,375
  20,000    Braskem SA, 11.75%, 1/22/14                                  24,350
  25,000    Braskem SA, 11.75%, 1/22/14 (144A)                           30,438
  20,000    Huntsman International LLC, 10.125%, 7/1/09                  25,215
  50,000    Nell AF Sarl, 8.375%, 8/15/15 (144A)                         63,340
  40,000    Nova Chemicals Corp., Floating Rate Note, 11/15/13           40,200
  12,000    Rhodia SA, 9.25%, 6/1/11                                     15,638
                                                                  $     254,556
            Diversified Metals & Mining - 1.1 %
  10,000    American Rock Salt Co., LLC, 9.5%, 3/15/14            $      10,100
  40,000    Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                39,011
                                                                  $      49,111
            Forest Products - 1.8 %
  30,000    Ainsworth Lumber, 6.75%, 3/15/14                      $      26,025
  30,000    Mandra Foresty, 12.0%, 5/15/13 (144A)                        24,300
  25,000    Sino Forest Corp., 9.125%, 8/17/11 (144A)                    26,875
                                                                  $      77,200
            Paper Packaging - 3.1 %
  50,000    AEP Industries, Inc., 7.875%, 3/15/13                 $      50,250
  40,000    Graham Packaging Co., 9.875%, 10/15/14                       40,500
  50,000    Graphic Packaging Co., 9.5%, 8/15/13 (b)                     46,750
                                                                  $     137,500
            Paper Products - 0.7 %
  30,000    Exopac Holding Corp., 11.25%, 2/1/14 (144A)           $      30,675
            Specialty Chemicals - 3.4 %
  50,000    Crystal US Holdings, Inc., Floating Rate Note, 10/1/14$      38,750
  20,000    OM Group, Inc., 9.25%, 12/15/11                              20,700
  60,000    Polyone Corp., 8.875%, 5/1/12  (b)                           61,500
  25,000    Resolution Performance Products, 13.5%,  11/15/10            26,719
                                                                  $     147,669
            Steel - 1.4 %
  35,000    CSN Islands X Corp., 9.5%, 7/1/49 (144A)              $      36,505
  20,000    CSN Islands IX Corp., 10.5%, 1/15/15 (144A)                  23,250
                                                                  $      59,755
            Total Materials                                       $   1,027,691
            Capital Goods - 5.5 %
            Aerospace & Defense - 0.6 %
  25,000    DRS Technologies, Inc., 7.625%, 2/1/18                $      25,750
            Building Products - 1.1 %
  50,000    Builders Firstsource, Inc., Floating Rate Note, 2/15/1$      51,250
                                                                  $      51,250
            Construction & Farm Machinery & Heavy Trucks - 2.0 %
  20,000    Accuride Corp. 8.5%, 2/1/15                           $      19,825
  20,000    Commercial Vehicle Group, 8.0%, 7/1/13                       20,000
  25,000    Greenbrier Co., Inc., 8.375%, 5/15/15                        26,188
  25,000    Stanadyne Corp., 10%, 8/15/14                                23,938
                                                                  $      89,951
            Trading Companies & Distributors - 1.8 %
  25,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $      23,800
  60,000    Noble Group, Ltd., 6.625%, 3/17/15 (144A)                    53,037
                                                                  $      76,837
            Total Capital Goods                                   $     243,788
            Commercial Services & Supplies - 4.9 %
            Diversified Commercial Services - 2.5 %
  35,000    Cardtronics, Inc., 9.25%, 8/15/13 (144A)              $      35,000
  20,000    Cornell Co's, Inc., 10.75%, 7/1/12                           21,000
  20,000    FTI Consulting, 7.625%, 6/15/13                              21,050
  20,000    Park-Ohio Industries, Inc., 8.375%, 11/15/14                 18,850
  15,000    United Rentals NA, Inc., 7.75%, 11/15/13                     15,000
                                                                  $     110,900
            Environmental & Facilities Services - 2.1 %
  13,000    Clean Harbors, Inc., 11.25%, 7/15/12 (144A)           $      14,625
  15,000    Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)          14,888
  50,000    New Reclamation Group, 8.125%, 2/1/13 (144A)                 61,825
                                                                  $      91,338
            Human Resource & Employment Services - 0.3 %
  15,000    Knowlege Learning Center, 7.25%, 2/1/15 (144A)        $      14,288
            Total Commercial Services & Supplies                  $     216,526
            Transportation - 1.4 %
            Marine - 0.9 %
  40,000    Stena AB, 7.0%, 12/1/16                               $      37,600
            Railroads - 0.5 %
  20,000    TFM SA De CV, 9.375%, 5/1/12                          $      22,000
            Total Transportation                                  $      59,600
            Automobiles & Components - 2.9 %
            Auto Parts & Equipment - 0.3 %
  20,000    Cooper Standard Auto, 8.375%, 12/15/14                $      15,600
            Automobile Manufacturers - 1.4 %
  25,000    Ford Motor Credit Corp., 7.375%, 10/28/09             $      23,503
  20,000    General Motors Acceptance Corp., 6.75%, 12/1/14              18,100
  20,000    General Motors, 7.25%, 7/3/13                                18,429
                                                                  $      60,032
            Tires & Rubber - 1.2 %
  50,000    Goodyear Tire & Rubber, 9.0%, 7/1/15                  $      50,750
            Total Automobiles & Components                        $     126,382
            Consumer Durables & Apparel - 2.0 %
            Homebuilding - 2.0 %
  25,000    Desarrolladora Homex SA, 7.5%, 9/28/15                $      24,250
  10,000    WCI Communities, Inc., 6.625%, 3/15/15 (b)                    8,850
  15,000    WCI Communities, Inc., 7.875%, 10/1/13                       14,363
  25,000    William Lyon Homes, 7.5%,  2/15/14                           21,563
  20,000    William Lyon Homes, 7.625%, 12/15/12                         17,400
                                                                  $      86,426
            Total Consumer Durables & Apparel                     $      86,426
            Consumer Services - 5.2 %
            Casinos & Gaming - 3.0 %
  40,000    Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144A) $      39,450
  20,000    San Pasqual Casino, 8.0%, 9/15/13 (144A)                     20,200
  25,000    Station Casinos, Inc., 6.625%, 3/15/18 (144A)                24,438
  50,000    Trump Entertainment Resorts, 8.5%, 6/1/15                    48,625
                                                                  $     132,713
            Hotels, Resorts & Cruise Lines - 0.9 %
  20,000    Host Marriott LP, 6.375%, 3/15/15                     $      19,675
  20,000    HRP Myrtle Beach, Floating Rate Note, 4/1/12 (144A)          20,125
                                                                  $      39,800
            Specialized Consumer Services - 1.3 %
  50,000    Tui AG, Floating Rate Note, 12/10/10 (144A)           $      59,552
            Total Consumer Services                               $     232,065
            Media - 3.1 %
            Broadcasting & Cable TV - 1.6 %
  40,000    Cablemas Sa De Cv, 9.375%, 11/15/15 (144A)            $      42,600
  25,000    Kabel Deutschland GMBH, 10.625%, 7/1/14                      26,688
                                                                  $      69,288
            Movies & Entertainment - 0.8 %
  35,000    Corp Interamer De Entret, 8.875%, 6/14/15 (144A)      $      34,650
            Publishing - 0.7 %
  30,000    Sheridan Acquisition Corp., 10.25%, 8/15/11           $      30,863
            Total Media                                           $     134,801
            Retailing - 0.9 %
            Computer & Electronics Retail - 0.9 %
  40,000    GSC Holdings Corp., 8.0%, 10/1/12 (144A)              $      39,700
            Total Retailing                                       $      39,700
            Food & Drug Retailing - 1.4 %
            Drug Retail - 0.4 %
  25,000    Duane Reade, Inc., 9.75%, 8/1/11                      $      18,750
            Food Distributors - 1.0 %
  40,000    Doane Pet Care Co., 10.625%, 11/15/15                 $      42,400
            Total Food & Drug Retailing                           $      61,150
            Food, Beverage & Tobacco - 1.4 %
            Agricultural Products - 0.9 %
  40,000    Cosan SA Industria, 8.25%, 12/1/49 (144A)             $      38,600
            Brewers - 0.5 %
  25,000    Argentine Beverages, 7.375%, 3/22/12 (144A)           $      24,750
            Total Food, Beverage & Tobacco                        $      63,350
            Health Care Equipment & Services - 2.4 %
            Health Care Equipment - 2.0 %
  50,000    Accellent, Inc., 10.5%, 12/1/13                       $      53,375
  35,000    Hanger Orthopedic Group, 10.375% 2/15/09                     35,525
                                                                  $      88,900
            Health Care Services - 0.4 %
  20,000    Medical Services Co., Floating Rate Note, 10/15/11 (14$      16,200
            Total Health Care Equipment & Services                $     105,100
            Pharmaceuticals & Biotechnology - 1.1 %
            Pharmaceuticals - 1.1 %
  50,000    Warner Chilcott Corp., 8.75%, 2/1/15 (144A)           $      49,625
            Total Pharmaceuticals & Biotechnology                 $      49,625
            Banks - 1.5 %
            Diversified Banks - 1.5 %
  25,000    ATF Bank JSC, 9.25%, 4/12/12 (144A)                   $      26,388
  10,000    Russian Stand Bank, 7.5%, 10/7/10 (144A)                      9,788
  30,000    Turanalem Finance BV, 8.5%, 2/10/15 (144A)                   31,313
                                                                  $      67,489
            Total Banks                                           $      67,489
            Diversified Financials - 1.7 %
            Specialized Finance - 1.7 %
  70,000    Dollar Financial Group, 9.75%, 11/15/11               $      73,500
            Total Diversified Financials                          $      73,500
            Insurance - 1.0 %
            Life & Health Insurance - 0.6 %
  25,000    Presidential Life Corp., 7.875%, 2/15/09              $      25,000
            Reinsurance - 0.4 %
  20,000    Platinum Underwriters Holding, 7.5%, 6/1/17           $      20,072
            Total Insurance                                       $      45,072
            Real Estate - 1.0 %
            Real Estate Investment Trusts - 1.0 %
  40,000    Trustreet Properties, Inc., 7.5%, 4/1/15              $      40,100
            Total Real Estate                                     $      40,100
            Technology Hardware & Equipment - 1.8 %
            Communications Equipment - 1.4 %
  60,000    Dycom Industries, 8.125%, 10/15/15                    $      61,800
            Electronic Manufacturing Services - 0.4 %
  20,000    Sanmina-Sci Corp., 6.75%, 3/1/13                      $      19,050
            Total Technology Hardware & Equipment                 $      80,850
            Telecommunication Services - 7.0 %
            Integrated Telecommunication Services - 1.9 %
  43,000    Eschelon Operating Co., 8.375%, 3/15/10               $      40,850
  42,000    Tele Norte Leste Participacoes , 8.0%, 12/18/13              44,730
                                                                  $      85,580
            Wireless Telecommunication Services - 5.1 %
  25,000    Cell C Pty Ltd., 11.0%, 7/1/15 (144A)                 $      27,281
  15,000    Cell C Pty Ltd., 8.625%, 7/1/12 (144A)                       19,752
  40,000    Cleveland Unlimited, Inc., Floating Rate Note, 12/15/10      41,000
  30,000    Inmarsat Finance Plc, Floating Rate Note, 11/15/12           25,500
  25,000    Mobile Satellite Venture, Floating Rate Note, 4/1/13 (1      14,875
  20,000    Mobile Telesystems Finance, 8.0%, 1/28/12                    20,375
  20,630    Ntelos Holding Corp., Floating Rate Note, 10/15/13 (144      20,836
  40,000    Stratos Global Corp., 9.875%, 2/15/13 (144A)                 39,600
  20,000    Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144      13,850
                                                                  $     223,069
            Total Telecommunication Services                      $     308,649
            TOTAL CORPORATE BONDS
            (Cost   $3,745,826)                                   $   3,791,439

            FOREIGN GOVERNMENT BONDS - 1.0 %
35,000,000  Banco Nac De Desen Econo, 8.0%, 4/28/10               $      24,371
40,000,000  Republic of Columbia, 11.75%, 3/1/10                         20,080
                                                                  $      44,451
            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost   $42,924)                                      $      44,451

 Shares
            WARRANTS - 0.0 %
            Materials - 0.0 %
            Forest Products - -0.0 %
       5    Mandra Forestry-CW13, Exp. 5/15/13 *                  $           0
            TOTAL WARRANTS
            (Cost   $0)                                           $           0

            TOTAL INVESTMENT IN SECURITIES - 93.7%
            (Cost   $4,042,044) (a)                               $   4,108,681

            OTHER ASSETS AND LIABILITIES - 6.3%                   $    276,957

            TOTAL NET ASSETS - 100.0%                             $   4,385,638

          * Non-income producing security.

        144ASecurity is exempt from registration under Rule 144A of the Securit

        (a) At March 31, 2006, the net unrealized gain on investments based on

            Aggregate gross unrealized gain for all investments in$    107,556

            Aggregate gross unrealized loss for all investments in     (40,919)

            Net unrealized gain                                   $     66,637

        (b) At March 31, 2006, the following securities were out on loan:

Principal
 Amount                            Security                           Value
 47,500     Graphic Packaging Co., 9.5%, 8/15/13                  $     44,989
 57,000     Polyone Corp., 8.875%, 5/1/12                               60,533
  9,500     WCI Communities, Inc., 6.625%, 3/15/15                       8,435
            Total                                                 $    113,957


                 Pioneer Small Cap Value VCT Portfolio
                 Schedule of Investments  3/31/06 (unaudited)

   Shares                                                           Value
                 PREFERRED STOCK - 0.5 %
                 Insurance - 0.5 %
                 Multi-Line Insurance - 0.5 %
       10,200    Quanta Capital Holdings *                             228,480
                 TOTAL PREFERRED STOCKS
                 (Cost   $255,000)                                     228,480

                 COMMON STOCKS - 85.9 %
                 Energy - 11.8 %
                 Coal & Consumable Fuels - 1.4 %
        8,100    Alpha Natural Resources, Inc. *                       187,434
       12,164    Massey Energy Co.                                     438,755
                                                                       626,189
                 Integrated Oil & Gas - 0.6 %
       10,700    CNX Gas Corp. (144A) *                                278,200
                 Oil & Gas Drilling - 2.3 %
        7,500    Bronco Drilling Co., Inc. *                           197,250
       11,775    Todco                                                 464,053
        7,019    Unit Corp. *                                          391,309
                                                                     1,052,612
                 Oil & Gas Equipment & Services - 2.4 %
       15,325    Gulfmark Offshore, Inc. *                             426,035
       32,661    Key Energy Services, Inc. *                           498,080
        3,540    Maverick Tube Corp. *  (b)                            187,585
                                                                     1,111,700
                 Oil & Gas Exploration & Production - 5.0 %
        4,000    EXCO Resources, Inc. *                                 50,120
        5,075    Forest Oil Corp. *                                    188,689
        4,107    Mariner Energy, Inc. *                                 84,235
        7,200    Penn Virginia Corp.                                   511,200
       17,500    Riata Energy, Inc. (144A) *                           266,875
       16,900    Rosetta Resources, Inc. (144A) *                      303,524
       26,346    Southwestern Energy Co. *                             848,078
        2,145    Swift Energy Co. *                                     80,352
                                                                     2,333,073
                 Oil & Gas Storage & Transporation - 0.1 %
        3,050    Arlington Tankers, Ltd.                                70,150
                 Total Energy                                        5,471,924
                 Materials - 3.1 %
                 Gold - 1.4 %
       34,450    Cambior, Inc. * (b)                                   112,652
        8,950    Glamis Gold, Ltd. *                                   292,486
       29,700    IAMGOLD Corp. *                                       256,311
                                                                       661,449
                 Paper Products - 0.4 %
       27,793    Domtar, Inc.                                          198,164
                 Specialty Chemicals - 0.3 %
        9,281    Chemtura Corp.                                        109,330
                 Steel - 1.0 %
        3,650    Carpenter Technology                                  344,998
        9,571    NN, Inc.                                              123,562
                                                                       468,560
                 Total Materials                                     1,437,503
                 Capital Goods - 8.4 %
                 Construction & Engineering - 0.5 %
        8,700    Insituform Technologies, Inc. *                       231,420
                 Construction & Farm Machinery & Heavy Trucks - 3.9 %
       13,400    Commercial Vehicle Group, Inc. *                      257,414
       12,720    Federal Signal Corp.                                  235,320
        6,170    Joy Global, Inc.                                      368,781
        2,344    Nacco Industries, Inc.                                360,882
       17,725    Wabtec Corp.                                          577,835
                                                                     1,800,232
                 Electrical Component & Equipment - 2.1 %
       23,500    C&D Technologies, Inc.                                217,140
       56,468    Graftech International, Ltd. *                        344,455
       56,979    Power-One, Inc. *                                     410,249
                                                                       971,844
                 Industrial Machinery - 1.3 %
       10,775    Flowserve Corp. *                                     628,614
                 Trading Companies & Distributors - 0.6 %
        5,879    Applied Industrial Technologies, Inc.                 262,203
                 Total Capital Goods                                 3,894,313
                 Commercial Services & Supplies - 4.0 %
                 Diversified Commercial Services - 1.5 %
       15,185    Cornell Companies, Inc. *                             219,271
        4,700    Corrections Corporation of America *                  212,440
           35    Profit Recovery Group International *                      21
        7,823    School Specialty, Inc. *                              269,894
                                                                       701,626
                 Human Resource & Employment Services - 2.5 %
       51,175    On Assignment, Inc. *                                 561,902
        9,345    Korn/Ferry International *                            190,545
       11,700    Watson Wyatt Worldwide, Inc.                          381,186
                                                                     1,133,633
                 Total Commercial Services & Supplies                1,835,259
                 Transportation - 4.0 %
                 Air Freight & Couriers - 0.8 %
        5,175    Forward Air Corp.                                     192,976
        5,500    Pacer International, Inc.                             179,740
                                                                       372,716
                 Marine - 0.9 %
        5,800    Dryships, Inc.  (b)                                    61,364
       11,050    Excel Maritime Carriers, Ltd. *  (b)                  108,069
        5,450    Genco Shipping & Trading, Ltd.                         92,759
       18,900    Quintana Maritime, Ltd. (b)                           166,887
                                                                       429,079
                 Railroads - 1.2 %
       17,877    Genesee & Wyoming, Inc. *                             546,142
                 Trucking - 1.1 %
        4,793    Dollar Thrifty Automotive Group *                     217,602
       10,750    Universal Truckload Services, Inc. *                  269,288
                                                                       486,890
                 Total Transportation                                1,834,827
                 Automobiles & Components - 0.6 %
                 Tires & Rubber - 0.6 %
       20,100    Cooper Tire & Rubber *                                288,234
                 Total Automobiles & Components                        288,234
                 Consumer Durables & Apparel - 0.9 %
                 Housewares & Specialties - 0.9 %
       12,405    Jarden Corp. *                                        407,504
                 Total Consumer Durables & Apparel                     407,504
                 Consumer Services - 0.9 %
                 Casinos & Gaming - 0.4 %
       12,375    Bally Technologies, Inc. *  (b)                       210,251
                 Restaurants - 0.5 %
       11,719    O'Charley's, Inc. *                                   216,333
                 Total Consumer Services                               426,584
                 Retailing - 4.1 %
                 Apparel Retail - 0.7 %
       10,680    Stage Stores, Inc. *                                  317,730
                 Catalog Retail - 1.7 %
       35,425    Insight Enterprises, Inc. *                           779,704
                 Computer & Electronics Retail - 0.4 %
       21,650    Tweeter Home Entertainment Group, Inc. *              169,736
                 General Merchandise Stores - 0.4 %
       15,525    Fred's Inc. (b)                                       205,862
                 Internet Retail - 0.0 %
        2,878    1-800-FLOWERS.COM, Inc. *                              20,434
                 Specialty Stores - 0.9 %
       28,582    Hancock Fabrics, Inc. (b)                             104,038
       41,355    Rent-Way, Inc. *                                      298,170
                                                                       402,208
                 Total Retailing                                     1,895,674
                 Food, Beverage & Tobacco - 1.1 %
                 Agricultural Products - 0.5 %
       11,258    Fresh Del Monte Produce, Inc. (b)                     238,107
                 Packaged Foods & Meats - 0.6 %
       18,175    B & G Foods, Inc.                                     262,084
                 Total Food, Beverage & Tobacco                        500,191
                 Household & Personal Products - 1.6 %
                 Personal Products - 1.6 %
        4,400    Herbalif, Ltd. *                                      148,588
       33,429    Nu Skin Enterprises, Inc.                             586,010
                                                                       734,598
                 Total Household & Personal Products                   734,598
                 Health Care Equipment & Services - 6.8 %
                 Health Care Equipment - 1.3 %
        9,100    Analogic Corp.                                        602,420
                 Health Care Facilities - 0.3 %
        3,358    Triad Hospitals, Inc. *                               140,700
                 Health Care Services - 3.8 %
        7,106    Chemed Corp.                                          421,670
       29,725    Cross Country Healthcares, Inc. *                     575,476
        3,527    Pediatrix Medical Group, Inc. *                       362,011
       12,350    Providence Service Corp. *                            401,622
                                                                     1,760,779
                 Health Care Supplies - 0.7 %
       26,700    Merit Medical Systems, Inc. *                         320,667
                 Managed Health Care - 0.7 %
       14,420    AMERIGROUP Corp. *                                    303,397
                 Total Health Care Equipment & Services              3,127,963
                 Pharmaceuticals & Biotechnology - 0.2 %
                 Biotechnology - 0.2 %
        2,455    Kendle International, Inc. *                           82,979
                 Total Pharmaceuticals & Biotechnology                  82,979
                 Banks - 6.9 %
                 Regional Banks - 5.7 %
        7,875    Alliance Bankshares Corp. *                           147,774
       33,550    Cardinal Financial Corp.                              453,932
        4,700    City National Corp.                                   360,913
        5,650    Signature Bank *                                      184,134
       15,800    Southwest Bancorp, Inc. *                             351,392
       40,100    Sterling Bancshares, Inc.                             723,805
       17,225    Texas Capital Bancshares, Inc. *                      413,400
                                                                     2,635,350
                 Thrifts & Mortgage Finance - 1.2 %
       16,005    BankAtlantic Bancorp, Inc.                            230,312
        5,150    BankUnited Financial Corp. (b)                        139,256
        9,150    Provident Financial Services, Inc.                    165,615
                                                                       535,183
                 Total Banks                                         3,170,533
                 Diversified Financials - 5.2 %
                 Asset Management & Custody Banks - 1.2 %
       29,078    Apollo Investment Corp.                               517,877
                 Consumer Finance - 2.4 %
        8,575    Advanta Corp.                                         292,322
        9,203    Advanta Corp. (Class B)                               339,315
       10,025    Cash America International, Inc.                      300,951
        4,000    The First Marblehead Corp.                            173,000
                                                                     1,105,588
                 Investment Banking & Brokerage - 1.2 %
        7,550    A.G. Edwards, Inc.                                    376,443
        3,575    Piper Jaffray Cos *                                   196,625
                                                                       573,068
                 Specialized Finance - 0.4 %
        5,075    Nasdaq Stock Market, Inc. *                           203,203
                 Total Diversified Financials                        2,399,736
                 Insurance - 4.7 %
                 Life & Health Insurance - 0.2 %
        6,600    American Equity Investment Life Holding *              94,644
                 Multi-Line Insurance - 0.4 %
       66,775    Quanta Capital Holdings *                             200,325
                 Property & Casualty Insurance - 1.8 %
       21,575    Assured Guaranty, Ltd.                                539,375
        4,525    National Interstate Corp.                              98,419
        3,075    Selective Insurance Group, Inc.                       162,975
                                                                       800,769
                 Reinsurance - 2.3 %
       18,126    IPC Holdings, Ltd.                                    508,434
        8,300    Max Re Capital, Ltd.                                  197,540
        8,500    Odyssey Re Holdings Corp. (b)                         184,450
        6,125    Platinum Underwriter Holdings, Ltd.                   178,238
                                                                     1,068,662
                 Total Insurance                                     2,164,400
                 Real Estate - 3.4 %
                 Real Estate Management & Development - 0.9 %
       32,600    Deerfield Triarc Capital Corp.                        439,774
                 Real Estate Investment Trusts - 2.5 %
       15,913    BioMed Property Trust, Inc.                           471,661
       11,542    Capital Trust, Inc.                                   359,187
       26,350    Feldman Mall Properties, Inc.                         322,788
                                                                     1,153,636
                 Total Real Estate                                   1,593,410
                 Software & Services - 7.2 %
                 Application Software - 4.3 %
       57,000    Aspen Technology, Inc. *                              721,050
       26,100    Bottomline Technologies, Inc. *                       358,353
       11,500    Sonic Solutions *                                     208,265
       12,954    SPSS, Inc. *                                          410,124
       34,200    TIBCO Software, Inc. *                                285,912
                                                                     1,983,704
                 Data Processing & Outsourced Services - 0.6 %
        3,325    Intrado, Inc. *                                        86,384
       19,742    Pegusus Systems, Inc. *  (b)                          185,772
                                                                       272,156
                 IT Consulting & Other Services - 0.6 %
       12,275    Gartner Group, Inc. *                                 171,236
        6,633    NCI, Inc. *                                            92,862
                                                                       264,098
                 Systems Software - 1.7 %
       56,450    Borland Software Corp. *                              304,830
       12,725    Internet Security Systems, Inc. *                     305,146
        8,575    Sybase, Inc. *                                        181,104
                                                                       791,080
                 Total Software & Services                           3,311,038
                 Technology Hardware & Equipment - 7.4 %
                 Communications Equipment - 2.7 %
       10,425    Black Box Corp.                                       500,921
       13,250    Dycom Industries, Inc. *                              281,563
            1    Powerwave Technologies, Inc. *                             13
       57,000    Symmetricom, Inc. *                                   487,350
                                                                     1,269,847
                 Computer Hardware - 1.7 %
       13,300    Avid Technology, Inc. *                               578,018
       61,000    Concurrent Computer Corp. *                           197,030
                                                                       775,048
                 Computer Storage & Peripherals - 0.4 %
        6,160    Electronics for Imaging, Inc. *                       172,295
                 Electronic Equipment & Instruments - 1.8 %
        5,500    Electro Scientific Inds *                             121,715
       16,900    Planar Systems, Inc. * (b)                            285,948
       18,175    Technitrol, Inc.                                      435,837
                                                                       843,500
                 Electronic Manufacturing Services - 0.8 %
       10,300    Mercury Computer Systems, Inc. *                      166,860
       23,300    Smart Modular Technologies (WWH), Inc. *              210,865
                                                                       377,725
                 Total Technology Hardware & Equipment               3,438,415
                 Semiconductors - 0.9 %
                 Semiconductor Equipment - 0.3 %
       11,000    Brooks Automation, Inc. *                             156,640
                 Semiconductors - 0.6 %
       41,350    Lattice Semiconductor Corp. *                         275,391
                 Total Semiconductors                                  432,031
                 Telecommunication Services - 1.1 %
                 Integrated Telecommunication Services - 1.1 %
       40,200    Alaska Communications Systems Group, Inc.             487,626
                 Total Telecommunication Services                      487,626
                 Utilities - 1.7 %
                 Gas Utilities - 1.7 %
        7,975    AGL Resources, Inc.                                   287,499
        5,750    Energen Corp.                                         201,250
        8,005    People's Energy Corp.(b)                              285,298
                                                                       774,047
                 Total Utilities                                       774,047
                 TOTAL COMMON STOCKS
                 (Cost   $30,711,430)                               39,708,789

                 EXCHANGE TRADED FUNDS - 2.1%
        4,500    IShares Russell 2000 (b)                              342,000
        4,500    IShares Russell 2000 Growth (b)                       358,650
        3,875    IShares Russell 2000 Value (b)                        289,269
                                                                       989,919
                 TOTAL EXCHANGE TRADED FUNDS
                 (Cost   $792,156)                                     989,919

Principal
Amount                                                    Value
                 TEMPORARY CASH INVESTMENT - 8.7 %
                 Repurchase Agreement - 8.7 %
 $          4,000UBS Warburg, Inc.,  4.45%,  dated 3/31/06, repu     4,000,000
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost   $4,000,000)                                 4,000,000

                 TOTAL INVESTMENT IN SECURITIES - 97.2%
                 (Cost   $35,758,586) (a)                           44,927,188

                 OTHER ASSETS AND LIABILITIES - 2.8%                1,316,506

                 TOTAL NET ASSETS - 100.0%                          46,243,694

               * Non-income producing security.

             144ASecurity is exempt from registration under Rule 144A of the S

             (a) At March 31, 2006, the net unrealized gain on investments bas

                 Aggregate gross unrealized gain for all investm   10,730,214

                 Aggregate gross unrealized loss for all investm   (1,717,548)

                 Net unrealized gain                                9,012,666

             (b) At March 31, 2006, the following securities were out on loan:

   Shares                           Security                        Value
      11,756     Bally Technologies, Inc. *                           199,734
         129     BankUnited Financial Corp.                             3,488
      31,820     Cambior, Inc. *                                      104,370
       5,510     Dryships, Inc.                                        58,296
      10,455     Excel Maritime Carriers, Ltd. *                      102,250
      14,735     Fred's Inc.                                          195,386
      10,695     Fresh Del Monte Produce, Inc.                        226,199
      27,153     Hancock Fabrics, Inc.                                 98,837
       4,225     IShares Russell 2000                                 320,973
       4,275     IShares Russell 2000 Growth                          340,718
       3,681     IShares Russell 2000 Value                           275,118
       3,264     Maverick Tube Corp. *                                172,959
       8,075     Odyssey Re Holdings Corp.                            175,228
      14,301     Pegusus Systems, Inc. *                              134,572
       7,605     People's Energy Corp.                                271,042
      10,830     Planar Systems, Inc. *                               183,244
      17,875     Quintana Maritime, Ltd.                              157,836
                 Total                                              3,020,251


         Pioneer Small & Mid Cap Growth VCT Portfolio
         Schedule of Investments  3/31/06 (unaudited)

Shares                                                     Value
         COMMON STOCKS - 97.9 %
         Materials - 2.9 %
         Specialty Chemicals - 2.9 %
 2,250   Sigma-Aldrich Corp.                                148,028
         Total Materials                                    148,028
         Capital Goods - 3.1 %
         Building Products - 3.1 %
 3,700   Simpson Manufacturing Co., Inc.                    160,210
         Total Capital Goods                                160,210
         Commercial Services & Supplies - 5.4 %
         Diversified Commercial Services - 5.4 %
 3,150   ChoicePoint, Inc. *                                140,963
 3,198   Cintas Corp. *                                     136,299
                                                            277,262
         Total Commercial Services & Supplies               277,262
         Transportation - 3.4 %
         Air Freight & Couriers - 3.4 %
 2,000   Expeditors International of Washington, Inc.       172,780
         Total Transportation                               172,780
         Consumer Durables & Apparel - 1.9 %
         Leisure Products - 1.9 %
 1,800   Polaris Industries, Inc. (b)                        98,208
         Total Consumer Durables & Apparel                   98,208
         Consumer Services - 3.7 %
         Education Services - 1.6 %
 3,500   DeVry, Inc. *  (b)                                  79,695
         Restaurants - 2.1 %
 2,600   Brinker International, Inc.                        109,850
         Total Consumer Services                            189,545
         Media - 5.9 %
         Advertising - 5.9 %
 5,400   Harte -Hanks, Inc.                                 147,690
 2,600   WPP Group Plc                                      156,000
                                                            303,690
         Total Media                                        303,690
         Retailing - 3.0 %
         Automotive Retail - 3.0 %
 4,300   O'Reilly Automotive, Inc. *                        157,208
         Total Retailing                                    157,208
         Household & Personal Products - 5.3 %
         Household Products - 2.7 %
 2,300   Clorox Co.                                         137,655
         Personal Products - 2.6 %
 3,100   Alberto-Culver Co. (Class B)                       137,113
         Total Household & Personal Products                274,768
         Health Care Equipment & Services - 21.8 %
         Health Care Distributors - 1.6 %
 2,300   Patterson Companies *                               80,960
         Health Care Equipment - 11.4 %
 1,850   C. R. Bard, Inc.                                   125,449
 5,000   Molecular Devices Corp. *                          165,800
 2,200   ResMed, Inc. *                                      96,756
 2,700   Stryker Corp. *                                    119,718
 1,900   Waters Corp. *                                      81,985
                                                            589,708
         Health Care Services - 5.9 %
 1,800   Express Scripts, Inc. *                            158,220
 1,990   IMS Health, Inc.                                    51,282
 1,600   Medco Health Solutions, Inc. *                      91,552
                                                            301,054
         Health Care Supplies - 2.9 %
 2,600   Dentsply International, Inc.                       151,190
         Total Health Care Equipment & Services           1,122,912
         Pharmaceuticals & Biotechnology - 3.3 %
         Biotechnology - 3.3 %
 2,800   Techne Corp. *                                     168,392
         Total Pharmaceuticals & Biotechnology              168,392
         Banks - 2.9 %
         Regional Banks - 2.9 %
 7,800   UCBH Holdings, Inc. (b)                            147,576
         Total Banks                                        147,576
         Diversified Financials - 7.4 %
         Asset Management & Custody Banks - 7.4 %
 3,800   Federated Investors, Inc. *                        148,390
 1,800   Investors Financial Services Corp. (b)              84,366
 1,900   T. Rowe Price Associates, Inc.                     148,599
                                                            381,355
         Total Diversified Financials                       381,355
         Software & Services - 10.3 %
         Application Software - 2.1 %
 3,100   Adobe Systems, Inc. *                              108,252
         Data Processing & Outsourced Services - 5.2 %
 2,200   DST Systems, Inc. *                                127,468
 3,300   Fiserv, Inc. *                                     140,415
                                                            267,883
         Systems Software - 3.0 %
 3,400   Micros Systems, Inc. *                             156,638
         Total Software & Services                          532,773
         Technology Hardware & Equipment - 9.1 %
         Communications Equipment - 2.0 %
 2,900   Plantronics, Inc.                                  102,747
         Electronic Equipment & Instruments - 7.1 %
 2,450   Mettler-Toledo International, Inc. *               147,833
 2,300   Molex, Inc.                                         68,356
 1,100   National Instruments Corp.                          35,882
 2,500   Trimble Navigation, Ltd. *                         112,625
                                                            364,696
         Total Technology Hardware & Equipment              467,443
         Semiconductors - 8.7 %
         Semiconductor Equipment - 3.2 %
 2,300   KLA-Tencor Corp.                                   111,228
 2,300   Novellus Systems, Inc. *                            55,200
                                                            166,428
         Semiconductors - 5.5 %
 3,600   Linear Technology Corp.                            126,288
 4,300   Microchip Technology                               156,090
                                                            282,378
         Total Semiconductors                               448,806
         TOTAL COMMON STOCKS
         (Cost   $4,318,169)                              5,050,956

         TOTAL INVESTMENT IN SECURITIES - 97.9%
         (Cost   $4,318,169) (a)                          5,050,956

         OTHER ASSETS AND LIABILITIES - 2.1%               106,525

         TOTAL NET ASSETS - 100.0%                        5,157,481

       * Non-income producing security.

      (a)At March 31, 2006, the net unrealized gain on investments based on c

         Aggregate gross unrealized gain for all investme  845,687

         Aggregate gross unrealized loss for all investme (131,550)

         Net unrealized gain                               714,137

      (b)At March 31, 2006, the following securities were out on loan:

Shares                       Security                      Value
 3,325   DeVry, Inc. *                                      75,710
 1,710   Investors Financial Services Corp.                 80,148
 1,500   Polaris Industries, Inc.                           81,840
 5,985   UCBH Holdings, Inc.                               113,236
         Total                                             350,934

            Pioneer Core Bond VCT Portfolio
            Schedule of Investments  3/31/06 (unaudited)

Principal
 Amount                                                              Value
            ASSET BACKED SECURITIES - 0.4 %
            Utilities - 0.4 %
            Electric Utilities - 0.4 %
 $4,355     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)       $     4,355
            Total Utilities                                       $     4,355
            TOTAL ASSET BACKED SECURITIES
            (Cost   $4,414)                                       $     4,355

            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9 %
   9,632    Freddie Mac, 6.1%, 9/15/18                            $     9,634
            Total COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost   $9,712)                                       $     9,634

            CORPORATE BONDS - 10.0 %
            Capital Goods - 0.9 %
            Electrical Component & Equipment - 0.5 %
   5,000    Orcal Geothermal, 6.21%, 12/30/20 (144A)              $     4,929
            Trading Companies & Distributors - 0.4 %
   5,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $     4,760
            Total Capital Goods                                   $     9,689
            Consumer Durables & Apparel - 0.5 %
            Home Furnishings - 0.5 %
   5,000    Mohawk Industries, Inc., 6.125%, 1/15/16              $     4,951
            Total Consumer Durables & Apparel                     $     4,951
            Media - 0.9 %
            Broadcasting & Cable TV - 0.9 %
  10,000    Comcast Corp., 5.85%, 11/15/15                        $     9,804
            Total Media                                           $     9,804
            Retailing - 0.5 %
            Specialty Stores - 0.5 %
   5,000    Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15  $     4,883
            Total Retailing                                       $     4,883
            Insurance - 3.3 %
            Life & Health Insurance - 0.5 %
   5,000    Presidential Life Corp., 7.875%, 2/15/09              $     5,000
            Multi-Line Insurance - 0.5 %
   5,000    Hanover Insurance Group, 7.625%, 10/15/25             $     5,052
            Property & Casualty Insurance - 1.4 %
   5,000    Kingsway America, Inc., 7.5%, 2/1/14                  $     5,037
  10,000    Ohio Casualty Corp., 7.3%, 6/15/14                         10,423
                                                                  $    15,460
            Reinsurance - 0.9 %
  10,000    Platinum Underwriter Holdings, 7.5%, 6/1/17           $    10,036
            Total Insurance                                       $    35,548
            Real Estate - 2.7 %
            Real Estate Investment Trusts - 2.7 %
   5,000    Hospitality Properties Trust, 5.125%, 2/15/15         $     4,662
  10,000    Host Marriott LP, 6.375%, 3/15/15                           9,838
  10,000    Health Care, Inc., 6.0%, 11/15/13                           9,818
   5,000    Trustreet Properties, Inc., 7.5%, 4/1/15                    5,013
                                                                  $    29,331
            Total Real Estate                                     $    29,331
            Semiconductors - 0.9 %
            Semiconductors - 0.9 %
  10,000    Chartered Semiconductor, 6.375%, 8/3/15               $     9,856
            Total Semiconductors                                  $     9,856
            Utilities - 0.4 %
            Electric Utilities - 0.4 %
   5,000    Entergy Gulf States, 5.7%, 6/1/15                     $     4,793
            Total Utilities                                       $     4,793
            TOTAL CORPORATE BONDS
            (Cost   $111,004)                                     $   108,855

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 91.6 %
  10,000    Federal Home Loan Mortgage Corp., 5.25%, 2/24/11      $     9,952
  65,000    Federal National Mortgage Association, 5.5%, 4/1/36        63,436
 267,346    Government National Mortgage Association, 4.5%, 3/15/20   258,072
 268,505    Government National Mortgage Association, 5.0%, 8/15/35   260,179
  20,000    U.S. Treasury Bonds, 5.25%, 11/15/28                       20,536
  49,618    U.S. Treasury Inflation Notes, 3.0%, 7/15/12               51,705
  25,481    U.S. Treasury Inflation Notes, 1.875%, 7/15/15             24,506
 190,000    U.S. Treasury Notes, 3.625%, 6/30/07                      187,135
  25,000    U.S. Treasury Notes, 4.625%, 2/29/08                       24,899
  10,000    U.S. Treasury Notes, 4.875%, 2/15/12                       10,016
  10,000    U.S. Treasury Notes, 5.375%, 2/15/31                       10,527
   5,000    U.S. Treasury Notes, 5.5%, 8/15/28                          5,297
  35,000    U.S. Treasury Strip, 0.0%, 2/15/13                         25,085
  60,000    U.S. Treasury Strip, 0.0%, 11/15/13                        41,374
                                                                  $   992,719
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost   $1,017,719)                                   $   992,719

            TOTAL INVESTMENT IN SECURITIES - 102.9%
            (Cost   $1,142,849) (a)                               $ 1,115,563

            OTHER ASSETS AND LIABILITIES -(2.9)%                  $  (31,124)

            TOTAL NET ASSETS - 100.0%                             $ 1,084,439

        144ASecurity is exempt from registration under Rule 144A of the Secur

        (a) At March 31, 2006, the net unrealized loss on investments based o

            Aggregate gross unrealized gain for all investments in$      623

            Aggregate gross unrealized loss for all investments in   (28,099)

            Net unrealized loss                                   $  (27,476)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.